As filed with the Securities and Exchange Commission on April 24, 2020
Registration Nos. 333-212091; 811-05961
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 14     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 86 (X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
370 Lexington Avenue, Suite 703
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2020, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Supplement dated May 1, 2020
to the Prospectus dated May 1, 2020
This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track Advisor Variable Annuity Prospectus dated May 1, 2020 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus.
This Supplement declares the Guaranteed Annual Withdrawal Percentage (the “GAW%”) and Joint Guaranteed Annual Withdrawal Percentage (the “Joint GAW%”) applicable to all GLWB Riders for Contracts, the applications for which are signed on or after the effective date detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (the “Accumulation Credit”) for Contracts, the applications for which are signed on or after the effective date detailed below.
To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track Advisor Variable Annuity application must be signed on or after May 1, 2020, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect when you signed your application will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
If you would like a copy of the current Prospectus, or for information on the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable to you based on the date your application was signed, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. Historical GAW%s, Joint GAW%s, Distribution Credits, and Accumulation Credits also may be found in an appendix to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-212091. The Prospectus and this Supplement also may be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-212091.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.50%	5.00%	1%
70 – 74	6.00%	5.50%	1%
75 – 79	6.00%	5.50%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and Statement of Additional Information dated May 1, 2020.
Please read this Supplement carefully and retain it for future reference.

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
This Prospectus describes the Great-West Smart Track® Advisor Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see “Definitions” below for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.
The date of this Prospectus is May 1, 2020.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Strategy Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds IS Blue Chip Income and Growth Fund (Class 4 Shares)
American Funds IS Global Growth and Income Fund (Class 4 Shares)
American Funds IS Growth Fund (Class 4 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS International Fund (Class 4 Shares)
American Funds IS New World Fund® (Class 4 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Value Equity Series (Service Class Shares)
Delaware VIP® REIT Series (Service Class Shares)*
Delaware VIP® Small Cap Value Series (Service Class Shares)
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
Federated Hermes High Income Bond Fund II (formerly Federated High Income Bond Fund II) (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)*
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Global Bond Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West High Yield Bond Fund (formerly Great-West Putnam High Yield Bond Fund) (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (Investor Class Shares)
Great-West Large Cap Value Fund (formerly Great-West Putnam Equity Income Fund) (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)

Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series II Shares)*
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II Shares)
Invesco Oppenheimer V.I. Total Return Bond Fund (Series II Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Enterprise Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Global Equity Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)

VanEck VIP Global Hard Assets Fund (S Class Shares)
Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderate Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
Great-West SecureFoundation® Balanced Fund (Class L Shares)
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference.
The Contract is sold to customers of Consultants and is intended to be used by investors who have engaged these Consultants to manage their Annuity Account Value for a fee. We offer other variable annuity products with different product features, benefits, and charges.
You can find additional information pertaining to the Series Account, including the Statement of Additional Information (“SAI”) dated May 1, 2020 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.
v

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.
Great-West Smart Track® Advisor Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.
Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.
Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies. Death Benefit Option 1 provides for the return of Annuity Account Value; Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.
Eligible Designated Beneficiary (EDB) – a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving Spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code Section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the Owner. A Beneficiary’s status as an EDB is determined on the date of the Owner’s death.
Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% of Covered Fund Value to pay for Consultant fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Deductions from the Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; deductions for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Consultant fees may be paid from the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. You should discuss with your Consultant whether a withdrawal to pay Consultant fees would be considered a taxable distribution.
FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.
Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.
Great-West Secure Income Foundation GLWB Rider – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
Great-West Secure Income Max GLWB Rider – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions aged 5 years or more prior to starting the GAW Phase, as disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Great-West Secure Income Plus GLWB Rider – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The Accumulation Credit used to determine the guaranteed minimum amount is disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is set forth in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Guaranteed Minimum Death Benefit (also called Death Benefit Option 2) – Provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.
Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.

Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax – A tax that a state or other governmental authority charges. It might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center – You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under New York law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Premium Tax and other taxes.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Exchange Fee	None
Maximum Transfer Fee*	$25
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfers in excess of 12 per year. Transfers made electronically using our website will not incur a Transfer Fee and will not count against your annual 12 free Transfers per year.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges
Option 1: Return of Account Value Death Benefit	0.20%	0.20%
Option 2: Guaranteed Minimum Death Benefit	0.40%	0.40%
Total Series Account Annual Expenses	0.40%	0.20% or 0.40%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider	2.25%	1.30%
Great-West Secure Income Max GLWB Rider	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider	1.50%	0.90%
Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%
* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.20%	2.76%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.
Fee Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.
Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$383.00	$1,171.00	$1,991.00	$4,115.00
Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$312.00	$953.00	$1,617.00	$3,385.00
Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$289.00	$893.00	$1,529.00	$3,234.00
Investment Strategy – Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$139.00	$433.00	$749.00	$1,641.00
These Examples do not show the effect of premium taxes. Premium taxes (currently 0% given the total mix of Great-West's business in New York) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000; lower initial Contributions require prior approval of Great-West. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to tax penalties.
You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.

Right to Cancel Period
After you receive your Contract, you may examine it for up to 10 days, during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right to cancel period will be extended to 60 days. Upon exercise of the right to cancel, we will refund your Annuity Account value plus any fees and charges. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts.
Allocating Your Contributions
The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. You may allocate all or a portion of Contributions to either Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options:
(1)	the Great-West Secure Income Plus GLWB Rider;
(2)	the Great-West Secure Income Max GLWB Rider; and
(3)	the Great-West Secure Income Foundation GLWB Rider.
Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.
Provided all conditions are met, GLWB Riders provide as follows:
(1)	Great-West Secure Income Plus GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years.
(2)	Great-West Secure Income Max GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase.
(3)	Great-West Secure Income Foundation GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-212091. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.

All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on which of the two Death Benefit Options you select. Death Benefit Option 1, which is the default Death Benefit offered by the Contract, provides for the payment of your Annuity Account Value minus any Premium Tax. Death Benefit Option 2, which is offered through an endorsement to the Contract, provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the proportionate impact of partial withdrawals, distributions and Premium Tax, if any. For Death Benefit Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Death Benefit Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. If you select Death Benefit Option 1, your M&E Charge will be 0.20%. If you choose Death Benefit Option 2, this charge will be 0.40%.
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 370 Lexington Avenue, Suite 703, New York, New York 10017.
We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed Great-West Life & Annuity Insurance Company of New York.

On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective has agreed to provide administration for the Contract in accordance with their terms and conditions. The transaction closed on June 1, 2019.
The Series Account
We established the Series Account in accordance with New York law on September 23, 1989.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios;
•	has its own distinct investment objectives and policies; and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a Consultant, broker-dealer, or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your Consultant to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your Consultant. You may ask your Consultant about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund (Series II Shares)* - seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II Shares) - seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund (Series II Shares) - seeks total return.
Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Blue Chip Income and Growth Fund (Class 4 Shares) - seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Global Growth and Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds IS Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® REIT Series (Service Class Shares)* - seeks maximum long-term total return, with capital appreciation as a secondary objective.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.

DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares) - seeks total return consisting of capital appreciation and current income. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares) - seeks to achieve long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares) - seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares) - seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Hermes Insurance Series (formerly Federated Insurance Series) – advised by Federated Investment Management Company
Federated Hermes High Income Bond Fund II (formerly Federated High Income Bond Fund II) (Service Class Shares) - seeks high current income.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity® Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)* - seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Global Bond Fund (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West High Yield Bond Fund (formerly Great-West Putnam High Yield Bond Fund) (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.
Great-West International Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Value Fund (formerly Great-West Putnam Equity Income Fund) (Investor Class Shares) - seeks capital growth and current income.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.

Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 2
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.2
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).2
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds

[2]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.

MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.

T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Class L Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Class L Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Class L Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® Advisor Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Great-West reserves the right to lower the minimum initial Contribution.
Right to Cancel Period
During the 10 day right to cancel period, you may cancel your Contract. If you exercise your right to cancel, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start and Great-West will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 60 days from the date of receiving it. During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. We will refund your Annuity Account Value, plus any charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.
After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below). Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge;
•	minus any quarterly Guarantee Benefit Fee;
•	minus any daily Fund Facilitation Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is as follows:
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:

(a)	is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b)	is the result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c)	is an amount representing the M&E Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.20% if you have selected Death Benefit Option 1 or 0.40% if you have selected Death Benefit Option 2; and
(d)	is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred;
•	the Sub-Account(s) from which the Transfer is to be made; and
•	the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. Rebalancer is only available for assets held in the Investment Strategy. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•	You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal or a deduction from your Annuity Account Value to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount or deduction and the Guaranteed Minimum Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal or deduction against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Guaranteed Minimum Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Guaranteed Minimum Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = ($50,000 x 0.90) = $45,000
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:

•	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
•	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
•	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Deductions to Pay Consultant Fees
Subject to certain restrictions, you may elect to have Consultant fees deducted from your Annuity Account Value. Consultant fees are the fees that your Consultant charges to manage your Annuity Account Value under the Contract. To have the fees paid to the Consultant from your Contract, you will need to complete a form authorizing the payments (a “Consultant Fee Authorization”). Payment of the Consultant fee from your Annuity Account Value must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.
Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal.
Deductions from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; deductions for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Deductions to pay Consultant fees may be taken from assets held in the Investment Strategy, rather than from assets held in the Income Strategy to avoid reducing your benefits under a GLWB Rider. Generally, we will not process deductions to pay Consultant fees that exceed an annualized rate of 1.5% of the Annuity Account Value. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
We will not treat the deduction of the Consultant fee from the Annuity Account Value as a taxable withdrawal from your Contract if certain conditions are met. However, the federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. See “Tax Consequences of Consultant Fees” below. You should consult a competent tax advisor prior to authorizing the deduction of Consultant fees from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.
Numerical Examples of Deductions (from Covered Funds in the Income Strategy) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are deducted from Covered Fund(s) in the Income Strategy. The first example shows the impact of a deduction of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of a deduction of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%

Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after deduction for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000)/$50,000 = 0.90
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.90 = $72,000
Example #2: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
Benefit Base after deduction for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($49,250 - $5,250)/$49,250 = 0.8934
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.8934= $71,742
Tax Consequences of Withdrawals
Withdrawals may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Tax Consequences of Consultant Fees
We will not treat Consultant fees paid from your Annuity Account Value as withdrawals for income tax reporting purposes if certain conditions are met. Regardless of whether we tax report Consultant fees from your Contract, the Internal Revenue Service could determine that the fees should be treated as taxable withdrawals, in which case the amount of the fee deducted from your Annuity Account Value could be included in your gross income and could be subject a 10% additional tax. In addition, we may begin tax reporting Consultant fees as withdrawals at any time, including retroactively, and withhold tax from such amounts accordingly if we conclude that such treatment is more appropriate under the federal income tax law, such as if the Internal Revenue Service provides guidance requiring such treatment.
The federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. You should consult a tax advisor regarding the tax treatment of Consultant fees paid from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit Options we offer.
Death Benefit Option 1 – The amount of the Death Benefit under Death Benefit Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 1. Your M&E Charge under Death Benefit Option 1 is 0.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 1, you should be aware that Distributions and Excess Withdrawals could reduce your Death Benefit on a dollar-for-dollar basis.
Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) – The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 2. Your M&E Charge under Death Benefit Option 2 is 0.40% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.
The difference between the two Death Benefit Options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Death Benefit Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum; or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.
Withdrawals up to 1.5% annually can be deducted from your Annuity Account Value to pay Consultants for asset management or advisory service fees associated with the Contract and Rider without being considered a proportional partial withdrawal when calculating the Guaranteed Minimum Death Benefit under Option 2. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal. Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of your Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of your Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.

Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.
Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Non-Grantor Trust Owned Annuity
Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.
IRA Custodian or Trustee Owned Annuity
Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.
If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.

Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.
Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Non-Qualified Stretch Annuities
The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an “Eligible Designated Beneficiary” as defined under Code Section 401(a)(9)(E), she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary or over a period not extending beyond the life expectancy of the Eligible Designated Beneficiary; and
•	such distributions begin no later than one year after the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse Eligible Designated Beneficiary to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an Eligible Designated Beneficiary, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Pre-Selected Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Pre-Selected Beneficiary Payout Options”). Pre-Selected Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary.
Pre-Selected Beneficiary Payout Options are only available to Contracts owned by natural persons, IRA Custodians/ Trustees, or Grantor Trusts. Requests for Pre-Selected Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date. Pre-Selected Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Pre-Selected Beneficiary Payout Options.
Death Benefit payout options may not be pre-selected for Contracts owned by Joint Owners unless both Joint Owners Request in writing. Pre-Selected Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Pre-Selected Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Pre-Selected Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Pre-Selected Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Pre-Selected Beneficiary Payout Options.
We reserve the right to modify or cancel any Pre-Selected Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.

You should consult with a competent advisor regarding whether Pre-Selected Beneficiary Payout Options are suitable for your needs.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
•	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•	If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death;
•	If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an Eligible Designated Beneficiary is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Eligible Designated Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Eligible Designated Beneficiary to begin substantially equal installments no later than one year after the Owner’s date of death or the Non-Spouse Beneficiary is not an Eligible Designated Beneficiary, then the entire amount must be distributed within ten years of the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019, after the Annuity Commencement Date, and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
If the Annuitant dies after December 31, 2019, after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an Eligible Designated Beneficiary may be distributed to the Eligible Designated Beneficiary in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary provided the Eligible Designated beneficiary makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an Eligible Designated Beneficiary, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant died on or before December 31, 2019, and after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner/Annuitant dies after December 31, 2019 and the Annuity Commencement Date, any benefit payable to an Eligible Designated Beneficiary must be distributed to the Eligible Designated Beneficiary in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary provided the Eligible Designated Beneficiary makes such election and such distributions begin no later than one year after the Owner/Annuitant’s date of death; otherwise the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death. If the Beneficiary is not an Eligible Designated Beneficiary, the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the Death Benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the Death Benefit proceeds will be paid from the date of death of the Owner at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.

Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis. However, up to 1.5% annually of your Covered Fund Value may be deducted as a Consultant fee without reducing your Option 2 Death Benefit.
Numerical Example
Sum of Contributions to the Investment Strategy and Income Strategy = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)	If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)	In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)	If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:
•	charges against your Annuity Account Value for our assumption of mortality and expense risks;
•	Fund Facilitation Fee, if applicable;
•	Premium Tax, if applicable; and
•	Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee in lieu of sales charges, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Annuity Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in your Annuity Account Value to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.20%. We guarantee that this charge will never increase beyond 0.20%. If you select Death Benefit Option 2, the M&E Charge is a daily charge equal to an effective annual rate of 0.40%. We guarantee that this charge will never increase beyond 0.40%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit Option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Fund Facilitation Fee
Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.
Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.
The current selection of FFF Portfolios is:
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Periodic Withdrawals
You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Strategy Sub-Accounts
•	Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made;
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Investment Strategy Account Value is zero;

•	You Request that withdrawals stop;
•	You purchase an annuity payout option; or
•	The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.
Annuity Payouts From the Investment Strategy
You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.

Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the “Distribution of Death Benefit” section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Strategy Only)
Once payouts start from the Investment Strategy under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Strategy will be accepted under the Contract; and
•	no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
You may select from three optional GLWB Riders, which are summarized below:
	Great-West Secure Income Plus GLWB Rider	Great-West Secure Income Max GLWB Rider	Great-West Secure Income Foundation GLWB Rider
Current Guarantee Benefit Fee (as a percentage of your current Benefit Base)	1.30%	1.20%	0.90%
Objective	Guaranteed growth, guaranteed income	Maximum income	Low cost, high income
Guaranteed Lifetime Income	X	X	X
Single or Joint Withdrawal	X	X	X
Wait to Choose Single or Joint	X	X	X
Annual Step-up	X	X	X
Age Band Income Reset	X	X	X
Add $ after Withdrawal Phase Begins	X	X	X
Guaranteed Accumulation Credit	X
Enhanced Distribution Credit		X
The GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).
Generally, the GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.

The Great-West Secure Income Foundation GLWB Rider is generally designed for those who would like to begin receiving lifetime income in the near term; the Great-West Secure Income Plus GLWB Rider is generally designed for those willing to pay more for guaranteed Benefit Base growth provided by the Accumulation Credit before they begin to receive lifetime income; and the Great-West Secure Income Max GLWB Rider is generally designed for those willing to pay more to be eligible for a higher distribution percentage provided by the Distribution Credit by waiting longer than five years before beginning to receive lifetime income.
More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider.
In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-212091. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
Unless otherwise noted, the following discussion applies to all GLWB Riders.
All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base
Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base
Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, investment income, mortality, morbidity, persistency, and expense. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus.
In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.
Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.
Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.
Any election to reject an increase to the Guarantee Benefit Fee by terminating a Rider or by committing to a limited selection of Covered Fund(s) as described above is irrevocable. If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. Changes to Covered Funds will only apply to additional Contributions or Transfers made after the Covered Fund ceases to be offered. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.

We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance); and
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase” below).
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be recalculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may be made during the GAW Phase. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
If Great-West refuses to accept additional Contributions (see “Rights Reserved by Great-West” below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.

Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, then you will be prohibited from making any Transfers into a Covered Fund for at least ninety (90) calendar days.

Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s)
The Guarantee Benefit Fee, the M&E Charge, and any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, will not be treated as an Excess Withdrawal, subject to the limitation described in this section.
You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Strategy without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base and GAWs as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.

When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.
To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.

Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If the Owner has elected a Pre-Selected Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example
Assume the following:
Covered Fund Value before GAW = $55,500
Benefit Base = $100,000
GAW% =5.5%
GAW Amount = $100,000 x 5.5% = $5,500
Total Annual withdrawal =$10,500
Excess withdrawal = $10,500 - $5,500 = $5,000
Covered Fund Value after GAW = $55,000 - $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000
Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90
Adjusted Benefit Base = $100,000 x 0.90 = $90,000
Adjusted GAW Amount = $90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.

During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Strategy
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
•	the date of death of the Owner if there is no surviving Covered Person;
•	the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
•	the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
•	the date there is no longer a Covered Person under the GLWB Rider;
•	the date the Contract is terminated;
•	the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals; or
•	the Annuitant’s 99th birthday, if no Installments have been taken.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Riders
You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Great-West Secure Income Plus GLWB Rider:
Guarantee Benefit Fee = 1.30% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The Accumulation Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)

Scenario #1: 72-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50%
(for a 65-year-old)
GAW = $3,600 ($80,000 x 4.50%)
The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:
On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base plus an Accumulation Credit; or
•	your current Covered Fund Value.
The Accumulation Credit is equal to the sum of A and B:
A.	Greater of the Accumulation Credit in effect at the time you purchase your Contract times:
i.	the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or
ii.	the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.
B.	the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.
In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:
•	the 10th anniversary after the Rider Election Date;
•	the commencement of the GAW Phase; or
•	the date the Great-West Secure Income Plus GLWB Rider terminates.
When the accumulation period ends, the Accumulation Credit will be zero.

Great-West Secure Income Max GLWB Rider:
Guarantee Benefit Fee = 1.20% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase. The Distribution Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)
GAW = $5,600 ($80,000 x 7.00%)
Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)

Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)
(for a 65-year-old)
GAW = $4,400 ($80,000 x 5.50%)
Great-West Secure Income Foundation GLWB Rider:
Guarantee Benefit Fee = 0.90% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)

Ratchet to Benefit Base During the GAW Phase (applicable to all GLWB Riders)
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)	the current Benefit Base; or
(b)	the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Reset of the GAW% During the GAW Phase (applicable to all GLWB Riders)
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect

Numerical Example When Reset is NOT Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2;
•	Made as a result of death or disability of the Owner;
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
The Coronavirus Aid, Relief and Economic Security (CARES) Act waives the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
For more details regarding this penalty tax and other exemptions, including those related to COVID-19, that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See “Required Minimum Distributions from Qualified Annuity Contracts” below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•	The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days; and
•	Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
A Qualified Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Pre-Selected Beneficiary Payout Options chosen by the Owner. See “Pre-Selected Beneficiary Payout Options” above for more information.

Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Owner may not borrow any money under the Contract or pledge it as security for a loan;
•	The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code as detailed below.
If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s). Please note the following important details:
•	An RMD is attributable to the Covered Fund(s) to the extent that the RMD amount withdrawn from the Covered Fund Value is proportional to the amount of the Annuity Account Value invested in Covered Fund(s).
•	The amount withdrawn for RMDs must not exceed the amount calculated under the Code based on life expectancy, and must be based on the Annuity Account Value on December 31 of the previous calendar year as reported by Great-West.
•	You must set up your RMDs on the required form with our Retirement Resource Operations Center.
•	If you are transferring money from another company and you have reached or will reach the age at which RMDs must be paid to you under the Code (70 1⁄2 if born before July 1, 1949, or age 72 if born on or after July 1, 1949) during the current tax year, you should take the current tax year’s RMD before the transfer to avoid taking an Excess Withdrawal.
Below is a hypothetical RMD numerical example designed to help illustrate how taking an RMD during the GAW Phase would be considered an Excess Withdrawal because some portion of the RMD is not attributable to the Covered Fund Value.
RMD Numerical Example: This example illustrates a scenario where the Contract is your only IRA, and you elected to split your assets between the Investment Strategy (i.e., an investment that is not a Covered Fund) and the Income Strategy (i.e., a Covered Fund). To avoid taking an Excess Withdrawal when taking an RMD, you may need to take a portion of your RMD from your assets in the Investment Strategy.
•	Annuity Account Value (12/31/2019) = $100,000
•	Covered Fund Value = $50,000 (50% of total Annuity Account Value)
•	Investment Strategy Account Value = $50,000 (50% of total Annuity Account Value)
•	GAW = $2,500
•	Total 2020 RMD attributable to the IRA as calculated by Great-West = $6,200
•	2020 RMD attributable to the Covered Fund = $6,200 x 0.50 = $3,100
Under these circumstances, the Owner may take the full $2,500 GAW and may take an additional $600 for RMDs out of the Covered Fund - this additional $600 needed for RMDs would not be considered an Excess Withdrawal. In order to satisfy the remaining $3,100 in RMDs without taking an Excess Withdrawal, the Owner would need to withdraw the remaining $3,100 from the Investment Strategy Account.
You should consult a qualified tax advisor regarding withdrawals to satisfy your RMD amount and other tax implications of RMD withdrawals during the Accumulation Phase and GAW Phase of the Contract.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in a Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•	A single sum payment;
•	Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•	Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waives the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths occurring before December 31, 2019 where distributions have begun before death. If the Owner dies after distributions have begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths occurring before December 31, 2019 where distributions have not begun. If the Owner died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distributions in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner died after December 31, 2019, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an Eligible Designated Beneficiary and makes an election to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to an Eligible Designated Beneficiary, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the Eligible Designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)	If the Eligible Designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72;
3)	If the Eligible Designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Eligible Designated Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts
We offer the Contracts on a continuous basis to customers of registered investment advisers, brokerage firms, and their affiliated insurance agencies. Contracts are sold in New York and those other states where the Contract may lawfully be sold by licensed insurance agents who are Consultants. GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West or GWFS. Great-West and GWFS do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West and GWFS do not endorse any Consultant or make any representations as to their qualifications.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, may pay eligible Consultants or other entities compensation for the promotion and sale of the Contract. Compensation paid to eligible Consultants or other entities is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company may pay a portion of these proceeds to eligible Consultants or other entities for distribution services.
To the extent permitted by FINRA rules, applicable state insurance law and regulations, and Department of Labor rules and regulations, and as mutually agreed upon by the Company and eligible Consultants or other entities, the Company may pay a portion of these proceeds to eligible Consultants or other entities:
•	for distribution services;
•	as compensation for administrative and insurance services provided by the Consultants on behalf of GWFS;
•	as a marketing allowance or other promotional incentive; and
•	as payments in the form of cash or other compensation.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To cease accepting Contributions at any time at our discretion;
•	To limit the number of Contracts that you may purchase;
•	To cease offering the Contract and/or GLWB Riders to new sales;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day that a valuation date is deemed to have ended; and
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release, loss, and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we, the Portfolios or Covered Funds, or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-2 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.75)	2019	2018	2017
DIMENSIONAL VA INTERNATIONAL SMALL
Value at beginning of period	8.32	10.45
Value at end of period	10.23	8.32
Number of accumulation units outstanding at end of period	-	-
DIMENSIONAL VA INTERNATIONAL VALUE
Value at beginning of period	8.65	10.51
Value at end of period	9.95	8.65
Number of accumulation units outstanding at end of period	-	-
DIMENSIONAL VA US LARGE VALUE
Value at beginning of period	9.38	10.75
Value at end of period	11.71	9.38
Number of accumulation units outstanding at end of period	-	-

Investment Division (0.55)	2019	2018	2017
DIMENSIONAL VA INTERNATIONAL SMALL
Value at beginning of period	8.34	10.45
Value at end of period	10.28	8.34
Number of accumulation units outstanding at end of period	1,580	2,618
DIMENSIONAL VA INTERNATIONAL VALUE
Value at beginning of period	8.67	10.52
Value at end of period	9.99	8.67
Number of accumulation units outstanding at end of period	1,966	2,555
DIMENSIONAL VA US LARGE VALUE
Value at beginning of period	9.40	10.76
Value at end of period	11.76	9.40
Number of accumulation units outstanding at end of period	7,774	10,641

Investment Division (0.40)	2019	2018	2017
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	10.84	12.45	10.00
Value at end of period	15.10	10.84	12.45
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	9.99	10.33	10.00
Value at end of period	10.84	9.99	10.33
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	9.62	11.10	10.00
Value at end of period	12.37	9.62	11.10
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	9.77	10.81	10.00
Value at end of period	12.35	9.77	10.81
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	10.27	11.44
Value at end of period	13.37	10.27
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	11.33	13.14	10.00

Investment Division (0.40)	2019	2018	2017
Value at end of period	13.84	11.33	13.14
Number of accumulation units outstanding at end of period	4,325	4,876	4,876
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	10.98	12.85
Value at end of period	14.09	10.98
Number of accumulation units outstanding at end of period	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.43	11.33	10.00
Value at end of period	12.23	10.43	11.33
Number of accumulation units outstanding at end of period	-	-	-
BLACKROCK HIGH YIELD VI
Value at beginning of period	10.32	10.67	10.00
Value at end of period	11.80	10.32	10.67
Number of accumulation units outstanding at end of period	-	-	-
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	11.36	11.44
Value at end of period	14.92	11.36
Number of accumulation units outstanding at end of period	-	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	12.69	12.34	10.00
Value at end of period	15.99	12.69	12.34
Number of accumulation units outstanding at end of period	-	-	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	11.68	13.97	10.00
Value at end of period	14.22	11.68	13.97
Number of accumulation units outstanding at end of period	-	-	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	9.95	12.17	10.00
Value at end of period	11.79	9.95	12.17
Number of accumulation units outstanding at end of period	-	-	-
DELAWARE VIP REIT
Value at beginning of period	9.29	10.09	10.00
Value at end of period	11.71	9.29	10.09
Number of accumulation units outstanding at end of period	-	-	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	9.21	11.13	10.00
Value at end of period	11.71	9.21	11.13
Number of accumulation units outstanding at end of period	-	-	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	12.26	12.55	10.00
Value at end of period	16.71	12.26	12.55
Number of accumulation units outstanding at end of period	-	-	-
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.25	10.30	10.00
Value at end of period	10.94	10.25	10.30
Number of accumulation units outstanding at end of period	-	-	-
FEDERATED HIGH INCOME BOND
Value at beginning of period	9.87	10.26
Value at end of period	11.22	9.87
Number of accumulation units outstanding at end of period	2,557	2,499
FIDELITY VIP BALANCED
Value at beginning of period	10.34	10.86
Value at end of period	12.78	10.34
Number of accumulation units outstanding at end of period	32,404	4,699
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION

Investment Division (0.40)	2019	2018	2017
Value at beginning of period	10.19	11.75	10.00
Value at end of period	13.49	10.19	11.75
Number of accumulation units outstanding at end of period	-	-	-
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.69	10.47	10.00
Value at end of period	10.48	9.69	10.47
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	9.77
Value at end of period	12.09
Number of accumulation units outstanding at end of period	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.18	10.27	10.00
Value at end of period	10.96	10.18	10.27
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.03	10.40	10.00
Value at end of period	11.14	10.03	10.40
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST CORE BOND
Value at beginning of period	10.18	10.35	10.00
Value at end of period	11.08	10.18	10.35
Number of accumulation units outstanding at end of period	6,908	-	-
GREAT-WEST GLOBAL BOND
Value at beginning of period	10.09
Value at end of period	10.46
Number of accumulation units outstanding at end of period	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.10	10.00	10.00
Value at end of period	10.24	10.10	10.00
Number of accumulation units outstanding at end of period	39,823	47,606	3,680
GREAT-WEST HIGH YIELD BOND
Value at beginning of period	10.16	10.62	10.00
Value at end of period	11.58	10.16	10.62
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	10.65	12.41	10.00
Value at end of period	12.86	10.65	12.41
Number of accumulation units outstanding at end of period	8,407	8,407	-
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	10.59	12.60	10.00
Value at end of period	12.88	10.59	12.60
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	9.13	10.64	10.00
Value at end of period	10.66	9.13	10.64
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LARGE CAP GROWTH
Value at beginning of period	12.91	12.95	10.00
Value at end of period	17.51	12.91	12.95
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	-

Investment Division (0.40)	2019	2018	2017
GREAT-WEST LIFETIME 2035
Value at beginning of period	10.82	11.79	10.00
Value at end of period	13.16	10.82	11.79
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	9.12	10.93	10.00
Value at end of period	11.33	9.12	10.93
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATE PROFILE CLASS L
Value at beginning of period	10.01	10.74
Value at end of period	11.69	10.01
Number of accumulation units outstanding at end of period	-	2,070
GREAT-WEST MODERATE PROFILE INVESTOR CLASS
Value at beginning of period	10.05	10.77	10.00
Value at end of period	11.76	10.05	10.77
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.05	10.92	10.00
Value at end of period	12.04	10.05	10.92
Number of accumulation units outstanding at end of period	55,292	55,292	55,292
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.00	10.55
Value at end of period	11.36	10.00
Number of accumulation units outstanding at end of period	-	4,217
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	10.22	10.59	10.00
Value at end of period	11.37	10.22	10.59
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	9.73	10.27	10.00
Value at end of period	11.86	9.73	10.27
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	11.43	12.07	10.00
Value at end of period	14.90	11.43	12.07
Number of accumulation units outstanding at end of period	24,395	24,395	-
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	10.15	11.52	10.00
Value at end of period	12.68	10.15	11.52
Number of accumulation units outstanding at end of period	5,496	5,496	-
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	10.18	11.23	10.00
Value at end of period	12.40	10.18	11.23
Number of accumulation units outstanding at end of period	8,594	8,971	3,572
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.56	11.22	10.00
Value at end of period	12.35	10.56	11.22
Number of accumulation units outstanding at end of period	5,883	23,139	-
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.18	10.16	10.00
Value at end of period	10.69	10.18	10.16
Number of accumulation units outstanding at end of period	23,782	26,849	26,849
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	11.69	12.10
Value at end of period	14.82	11.69

Investment Division (0.40)	2019	2018	2017
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	12.06	12.39	10.00
Value at end of period	15.77	12.06	12.39
Number of accumulation units outstanding at end of period	1,274	1,318	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.19	10.18	10.00
Value at end of period	10.77	10.19	10.18
Number of accumulation units outstanding at end of period	12,823	14,480	14,480
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	8.98
Value at end of period	11.45
Number of accumulation units outstanding at end of period	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	10.47	11.23
Value at end of period	12.80	10.47
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	9.78	11.36	10.00
Value at end of period	12.16	9.78	11.36
Number of accumulation units outstanding at end of period	10,027	11,308	11,308
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.32	12.22	10.00
Value at end of period	13.19	10.32	12.22
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	11.77	11.77	10.00
Value at end of period	14.33	11.77	11.77
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	12.52	12.66	10.00
Value at end of period	16.86	12.52	12.66
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.12	10.29	10.00
Value at end of period	11.02	10.12	10.29
Number of accumulation units outstanding at end of period	-	-	-
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	13.52	12.94	10.00
Value at end of period	17.74	13.52	12.94
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	11.00	12.00
Value at end of period	14.11	11.00
Number of accumulation units outstanding at end of period	-	-
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	10.89
Number of accumulation units outstanding at end of period	-
MFS VIT II TECHNOLOGY
Value at beginning of period	13.96	13.81	10.00
Value at end of period	18.90	13.96	13.81
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.39	11.02

Investment Division (0.40)	2019	2018	2017
Value at end of period	13.08	10.39
Number of accumulation units outstanding at end of period	-	-
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	11.02	11.76	10.00
Value at end of period	13.79	11.02	11.76
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	8.69	10.16	10.00
Value at end of period	9.63	8.69	10.16
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	10.53
Value at end of period	11.88
Number of accumulation units outstanding at end of period	-
PIMCO VIT LOW DURATION
Value at beginning of period	10.07	10.08	10.00
Value at end of period	10.42	10.07	10.08
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT SHORT TERM
Value at beginning of period	10.29	10.19
Value at end of period	10.53	10.29
Number of accumulation units outstanding at end of period	-	-
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.33	10.44	10.00
Value at end of period	11.14	10.33	10.44
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	13.29
Value at end of period	18.11
Number of accumulation units outstanding at end of period	-
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.16	12.61	10.00
Value at end of period	12.66	10.16	12.61
Number of accumulation units outstanding at end of period	-	-	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	13.70	13.53	10.00
Value at end of period	17.68	13.70	13.53
Number of accumulation units outstanding at end of period	4,770	5,376	5,376
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.74	12.68	10.00
Value at end of period	16.32	12.74	12.68
Number of accumulation units outstanding at end of period	-	-	-

Investment Division (0.20)	2019	2018	2017
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	10.89	12.47	10.00
Value at end of period	15.19	10.89	12.47
Number of accumulation units outstanding at end of period	842	812	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	10.03	10.35	10.00
Value at end of period	10.91	10.03	10.35
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	9.66	11.12	10.00

Investment Division (0.20)	2019	2018	2017
Value at end of period	12.44	9.66	11.12
Number of accumulation units outstanding at end of period	3,370	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	9.81	10.84	10.00
Value at end of period	12.43	9.81	10.84
Number of accumulation units outstanding at end of period	1,684	527	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	10.30	11.45
Value at end of period	13.44	10.30
Number of accumulation units outstanding at end of period	494	494
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	11.38	13.16	10.00
Value at end of period	13.93	11.38	13.16
Number of accumulation units outstanding at end of period	1,383	1,815	1,425
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	11.02	12.88
Value at end of period	14.17	11.02
Number of accumulation units outstanding at end of period	697	657
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.47	11.35	10.00
Value at end of period	12.30	10.47	11.35
Number of accumulation units outstanding at end of period	-	-	-
BLACKROCK HIGH YIELD VI
Value at beginning of period	10.36	10.70	10.00
Value at end of period	11.88	10.36	10.70
Number of accumulation units outstanding at end of period	22,752	225	225
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	11.40	11.45
Value at end of period	15.00	11.40
Number of accumulation units outstanding at end of period	3,206	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	12.74	12.37	10.00
Value at end of period	16.09	12.74	12.37
Number of accumulation units outstanding at end of period	1,452	1,070	1,070
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	11.73	14.00	10.00
Value at end of period	14.31	11.73	14.00
Number of accumulation units outstanding at end of period	80	-	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	9.99	12.19	10.00
Value at end of period	11.86	9.99	12.19
Number of accumulation units outstanding at end of period	793	-	-
DELAWARE VIP REIT
Value at beginning of period	9.32	10.11	10.00
Value at end of period	11.77	9.32	10.11
Number of accumulation units outstanding at end of period	314	314	314
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	9.25	11.15	10.00
Value at end of period	11.78	9.25	11.15
Number of accumulation units outstanding at end of period	-	479	479
DWS CAPITAL GROWTH VIP
Value at beginning of period	12.31	12.57	10.00
Value at end of period	16.81	12.31	12.57
Number of accumulation units outstanding at end of period	-	-	-
EATON VANCE VT FLOATING-RATE INCOME

Investment Division (0.20)	2019	2018	2017
Value at beginning of period	10.29	10.32	10.00
Value at end of period	11.00	10.29	10.32
Number of accumulation units outstanding at end of period	-	2,034	853
FEDERATED HIGH INCOME BOND
Value at beginning of period	9.90	10.27
Value at end of period	11.28	9.90
Number of accumulation units outstanding at end of period	-	-
FIDELITY VIP BALANCED
Value at beginning of period	10.37	10.88
Value at end of period	12.85	10.37
Number of accumulation units outstanding at end of period	110,192	93,434
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION
Value at beginning of period	10.22	11.77	10.00
Value at end of period	13.56	10.22	11.77
Number of accumulation units outstanding at end of period	1,507	507	507
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.73	10.49	10.00
Value at end of period	10.55	9.73	10.49
Number of accumulation units outstanding at end of period	1,015	998	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	9.81
Value at end of period	12.17
Number of accumulation units outstanding at end of period	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.22	10.29	10.00
Value at end of period	11.03	10.22	10.29
Number of accumulation units outstanding at end of period	4,922	1,262	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.06	10.41	10.00
Value at end of period	11.20	10.06	10.41
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST CORE BOND
Value at beginning of period	10.22	10.37	10.00
Value at end of period	11.14	10.22	10.37
Number of accumulation units outstanding at end of period	3,483	4,176	308
GREAT-WEST GLOBAL BOND
Value at beginning of period	10.13
Value at end of period	10.52
Number of accumulation units outstanding at end of period	1,023
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.14	10.02	10.00
Value at end of period	10.30	10.14	10.02
Number of accumulation units outstanding at end of period	135,073	59,200	117,933
GREAT-WEST HIGH YIELD BOND
Value at beginning of period	10.20	10.64	10.00
Value at end of period	11.65	10.20	10.64
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	10.69	12.44	10.00
Value at end of period	12.94	10.69	12.44
Number of accumulation units outstanding at end of period	3,002	3,282	-
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	10.63	12.62	10.00
Value at end of period	12.96	10.63	12.62
Number of accumulation units outstanding at end of period	3,299	-	-

Investment Division (0.20)	2019	2018	2017
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	9.16	10.66	10.00
Value at end of period	10.72	9.16	10.66
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LARGE CAP GROWTH
Value at beginning of period	12.96	12.98	10.00
Value at end of period	17.62	12.96	12.98
Number of accumulation units outstanding at end of period	526	526	526
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	10.86	11.81	10.00
Value at end of period	13.24	10.86	11.81
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	9.16	10.95	10.00
Value at end of period	11.40	9.16	10.95
Number of accumulation units outstanding at end of period	153	-	-
GREAT-WEST MODERATE PROFILE CLASS L
Value at beginning of period	10.04	10.76
Value at end of period	11.75	10.04
Number of accumulation units outstanding at end of period	-	8,441
GREAT-WEST MODERATE PROFILE INVESTOR CLASS
Value at beginning of period	10.08	10.78	10.00
Value at end of period	11.83	10.08	10.78
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.08	10.93	10.00
Value at end of period	12.11	10.08	10.93
Number of accumulation units outstanding at end of period	12,496	12,614	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	10.03	10.56
Value at end of period	11.42	10.03
Number of accumulation units outstanding at end of period	9,647	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	10.26	10.61	10.00
Value at end of period	11.44	10.26	10.61
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	9.77	10.29	10.00
Value at end of period	11.94	9.77	10.29
Number of accumulation units outstanding at end of period	1,856	2,162	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	11.48	12.09	10.00
Value at end of period	14.99	11.48	12.09
Number of accumulation units outstanding at end of period	124,523	163,987	97,546
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	10.19	11.54	10.00
Value at end of period	12.76	10.19	11.54
Number of accumulation units outstanding at end of period	21,790	21,790	21,790
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	10.22	11.25	10.00
Value at end of period	12.47	10.22	11.25

Investment Division (0.20)	2019	2018	2017
Number of accumulation units outstanding at end of period	4,185	2,503	676
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.60	11.24	10.00
Value at end of period	12.42	10.60	11.24
Number of accumulation units outstanding at end of period	118,719	39,600	4,883
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.22	10.18	10.00
Value at end of period	10.75	10.22	10.18
Number of accumulation units outstanding at end of period	5,067	5,456	5,456
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	11.74	12.13
Value at end of period	14.91	11.74
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	12.11	12.42	10.00
Value at end of period	15.86	12.11	12.42
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.23	10.20	10.00
Value at end of period	10.83	10.23	10.20
Number of accumulation units outstanding at end of period	2,740	2,740	2,740
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.01
Value at end of period	11.51
Number of accumulation units outstanding at end of period	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	10.52	11.25
Value at end of period	12.87	10.52
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	9.81	11.38	10.00
Value at end of period	12.23	9.81	11.38
Number of accumulation units outstanding at end of period	2,643	2,643	2,147
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.36	12.25	10.00
Value at end of period	13.27	10.36	12.25
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	11.82	11.79	10.00
Value at end of period	14.42	11.82	11.79
Number of accumulation units outstanding at end of period	21,598	16,780	41,298
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	12.57	12.69	10.00
Value at end of period	16.96	12.57	12.69
Number of accumulation units outstanding at end of period	2,739	488	340
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.16	10.32	10.00
Value at end of period	11.08	10.16	10.32
Number of accumulation units outstanding at end of period	-	611	611
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	13.57	12.97	10.00
Value at end of period	17.85	13.57	12.97
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	11.04	12.02

Investment Division (0.20)	2019	2018	2017
Value at end of period	14.20	11.04
Number of accumulation units outstanding at end of period	3,623	3,944
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	10.90
Number of accumulation units outstanding at end of period	-
MFS VIT II TECHNOLOGY
Value at beginning of period	14.02	13.84	10.00
Value at end of period	19.01	14.02	13.84
Number of accumulation units outstanding at end of period	190	123	123
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.42	11.04
Value at end of period	13.15	10.42
Number of accumulation units outstanding at end of period	175	175
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	11.07	11.79	10.00
Value at end of period	13.87	11.07	11.79
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	8.72	10.18	10.00
Value at end of period	9.69	8.72	10.18
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	10.57
Value at end of period	11.95
Number of accumulation units outstanding at end of period	-
PIMCO VIT LOW DURATION
Value at beginning of period	10.11	10.11	10.00
Value at end of period	10.48	10.11	10.11
Number of accumulation units outstanding at end of period	2,155	2,261	-
PIMCO VIT SHORT TERM
Value at beginning of period	10.34	10.21
Value at end of period	10.59	10.34
Number of accumulation units outstanding at end of period	3,999	4,255
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.37	10.46	10.00
Value at end of period	11.21	10.37	10.46
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	13.35
Value at end of period	18.22
Number of accumulation units outstanding at end of period	2,358
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.20	12.63	10.00
Value at end of period	12.74	10.20	12.63
Number of accumulation units outstanding at end of period	1,132	1,239	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	13.75	13.56	10.00
Value at end of period	17.78	13.75	13.56
Number of accumulation units outstanding at end of period	37,737	35,146	1,589
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.79	12.71	10.00
Value at end of period	16.42	12.79	12.71
Number of accumulation units outstanding at end of period	128	128	128

Appendix B - Historical Guaranteed Annual Withdrawal Percentages And Credits
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”
CONTRACT APPLICATIONS SIGNED BETWEEN JUNE 4, 2018, AND APRIL 30, 2020:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between June 4, 2018, and April 30, 2020.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.50%	5.00%	1%
70 – 74	6.00%	5.50%	1%
75 – 79	6.00%	5.50%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%

Age When GAWs Begin	Single GAW%	Joint GAW%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018, AND JUNE 3, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between May 1, 2018, and June 3, 2018.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.40%	4.90%	1%
70 – 74	5.80%	5.30%	1%
75 – 79	5.80%	5.30%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%

Age When GAWs Begin	Single GAW%	Joint GAW%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 4, 2017, AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 4, 2017, and April 30, 2018.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
CONTRACT APPLICATIONS SIGNED PRIOR TO DECEMBER 4, 2017:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed prior to December 4, 2017.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2020, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.
The date of this Statement of Additional Information is
May 1, 2020
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (“Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective has agreed to provide administration for the Contract in accordance with their terms and conditions. The transaction closed on June 1, 2019.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial
1

institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
2

Great-West Life & Annuity Insurance Company of New York (A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018 and

Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of Three Years in the Period Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400

Denver, CO 80202-3942

USA

Tel: 1 303 292 5400

Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

Opinion on the Statutory-basis Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York (the "Company") (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company) as of December 31, 2019 and 2018, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "statutory-basis financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory-basis financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory-basis financial statements.

Basis for Opinion

These statutory-basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory-basis financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the

PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory-basis financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, the accompanying statutory-basis financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

/s/ DELOITTE & TOUCHE LLP

April 13, 2020

We have served as the Company's auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Admitted assets:
Cash and invested assets:
Bonds	$842,567	$1,290,067
Mortgage loans (net of allowances of $20 and $20)	39,456	75,980
Contract loans	19,347	20,155
Cash, cash equivalents and short-term investments	29,568	79,548
Securities lending collateral assets	2,070	16,556
Other invested assets	2,237	5,694

Total cash and invested assets	935,245	1,488,000
Investment income due and accrued	6,728	11,878
Premiums deferred and uncollected	390	1,964
Reinsurance recoverable	—	928
Deferred income taxes	1,087	6,053
Due from parent and affiliates	2,048	2,039
Other assets	8,298	7,434
Assets from separate accounts	680,648	681,575

Total admitted assets	$1,634,444	$2,199,871

See notes to statutory financial statements.		Continued

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Liabilities, capital and surplus:
Liabilities:
Aggregate reserves for life policies and contracts	$815,878	$1,392,937
Aggregate reserves for accident and health policies	—	177
Life and accident and health policy and contract claims	356	2,497
Liability for deposit-type contracts	1,246	1,955
Provision for policyholders' dividends	2,300	2,600
Asset valuation reserve	5,239	7,938
Interest maintenance reserve	3,346	7,463
Due to parent and affiliates	4,790	3,335
Payable for securities lending collateral	2,070	16,556
Current federal income taxes payable to affiliate	13	227
Other liabilities	4,862	1,292
Liabilities from separate accounts	680,509	681,452

Total liabilities	1,520,609	2,118,429
Contingencies (See Note 15)
Capital and surplus:
Common stock, $1,000 par value; 10,000 shares
authorized; 2,500 shares issued and outstanding	2,500	2,500
Gross paid in and contributed surplus	32,450	32,450
Unassigned funds	78,885	46,492

Total capital and surplus	113,835	81,442
Total liabilities, capital and surplus	$1,634,444	$2,199,871

See notes to statutory financial statements.		Concluded

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Income:

Premium income and annuity considerations	$(395,942)	$267,967	$328,539
Net investment income	39,787	50,307	47,715
Amortization of interest maintenance reserve	778	1,236	1,506
Commission and expense allowances on reinsurance ceded	5,750	101	105
Fee income from separate accounts	2,713	4,017	3,625
Other income	10,439	10,965	9,572

Total income	(336,475)	334,593	391,062
Expenses:
Death benefits	6,745	10,778	12,489
Annuity benefits	4,815	10,660	10,222
Surrender benefits	278,998	222,163	193,461
(Decrease) increase in aggregate reserves for life and accident and health policies	(577,236)	72,545	134,474
and contracts

Other benefits	159	221	143

Total benefits	(286,519)	316,367	350,789
Commissions	12,711	14,482	15,939
Other insurance expenses	13,273	16,251	14,989
Net transfers (from) to separate accounts	(69,379)	(10,143)	1,435
Interest maintenance reserve release on reinsurance ceded	(21,652)	—	—

Total benefits and expenses	(351,566)	336,957	383,152
Net gain (loss) from operations before dividends to policyholders, federal
income taxes and net realized capital (losses) gains	15,091	(2,364)	7,910
Dividends to policyholders	1,938	2,132	3,065
Net gain (loss) from operations after dividends to policyholders and before

federal income taxes and net realized (losses) capital gains	13,153	(4,496)	4,845
Federal income tax (benefit) expense	(13,275)	952	1,716

Net gain (loss) from operations before net realized capital (losses) gains	26,428	(5,448)	3,129
Net realized capital (losses) gains, less tax benefits of $159, $46 and $0, and	(596)	(176)	—
transfers to interest maintenance reserve

Net income (loss)	$25,832	$(5,624)	$3,129

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017

Capital and surplus, beginning of year	$81,442	$87,514	$86,725

Net (loss) income	25,832	(5,624)	3,129
Change in net unrealized capital gains, net of income taxes	—	—	134
Change in net deferred income taxes	(12,707)	2,613	(5,876)
Change in non-admitted assets	7,891	(2,271)	4,476
Change in asset valuation reserve	2,699	(782)	(1,088)
Change in surplus as a result of reinsurance	8,663	—	—
Surplus withdrawn from separate accounts	—	—	6
Changes in capital and surplus as a result of separate accounts	15	(8)	8

Net change in capital and surplus for the year	32,393	(6,072)	789
Capital and surplus, end of year	$113,835	$81,442	$87,514

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Operating activities:

Premium income	$207,985	$267,526	$327,526
Investment income received, net of investment expenses paid	39,793	50,757	47,769
Other miscellaneous income received	22,959	15,083	13,301
Benefit and loss related payments	(289,357)	(233,651)	(221,110)
Net transfers from (to) separate accounts	72,965	8,903	(3,766)
Commissions, other expenses and taxes paid	(24,982)	(30,893)	(32,292)
Dividends paid to policyholders	(2,239)	(2,632)	(2,865)
Federal income taxes received (paid), net	8,353	(512)	(922)

Net cash provided by operating activities	35,477	74,581	127,641
Investing activities:

Proceeds from investments sold, matured or repaid:
Bonds	142,434	83,327	195,330
Mortgage loans	25,136	19,705	8,674
Other	3	394	—
Cost of investments acquired:
Bonds	(252,696)	(122,177)	(344,580)
Mortgage loans	—	(5,000)	—
Other	(153)	—	(445)
Net change in contract loans	197	26	1,608

Net cash used in investing activities	$(85,079)	$(23,725)	$(139,413)

See notes to statutory financial statements.			Continued

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Financing and miscellaneous activities:
Deposit-type contract withdrawals, net of deposits	$(174)	$(334)	$(359)
Other	(204)	1,215	6,761

Net cash provided by (used in) financing and miscellaneous activities	(378)	881	6,402
Net increase (decrease) in cash, cash equivalents and short-term investments	(49,980)	51,737	(5,370)
Cash, cash equivalents and short-term investments:
Beginning of year	79,548	27,811	33,181

End of year	$29,568	$79,548	$27,811

Non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the Protective transaction.

See notes to statutory financial statements.	Concluded

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Great-West Life

&Annuity Insurance Company ("GWL&A"). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC ("Lifeco U.S.") and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the "Department"). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the "Protective transaction"), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company ("Protective") who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP"), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

A reconciliation of the Company's capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

	Statutory Capital and
	Surplus		Statutory Net Income (Loss)

	December 31,		Year ended December 31,
	2019	2018	2019	2018	2017
New York prescribed basis	$113,835	$81,442	$25,832	$(5,624)	$3,129
State prescribed practices, ceded reserves
Ceded reserves	1,337	1,598	(260)	332	(166)
Current income taxes on ceded reserves	(377)	(335)	(41)	107	58
Reduction to deferred taxes	(281)	—	(281)	—	—
Reduction to non-admit deferred taxes	226	—	226	—	—

NAIC SAP basis	$114,740	$82,705	$25,476	$(5,185)	$3,021

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant of these differences are as follows:

•Bonds, including loan-backed and structured securities (collectively referred to as "bonds"), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners ("NAIC") designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•As prescribed by the NAIC, the asset valuation reserve ("AVR") is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•As prescribed by the NAIC, the interest maintenance reserve ("IMR") consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•As prescribed by the NAIC, an other-than-temporary impairment ("OTTI") is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non- credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in "Unrealized losses and OTTI" in the notes to the statutory financial statements.

•Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•The policyholder's share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•Comprehensive income and its components are not presented in the statutory financial statements.

•The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•For statutory accounting purposes, the gain from the Protective transaction, net of income taxes, is initially reported as a change in capital and surplus as a result of reinsurance and subsequently recognized in net income as the net-of-tax profits emerge on the reinsured block business. Under GAAP, the gain is included in net income.

The preparation of financial statements in conformity with statutory accounting principles requires the Company's management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Mortgage loans consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management's risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company's allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management's periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring ("TDR"). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

securities that are traded in an active market, and are carried at fair value.

•The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•The Company's OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•The extent to which estimated fair value is below cost;

•Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•The length of time for which the estimated fair value has been below cost;

•Downgrade of a bond investment by a credit rating agency;

•Deterioration of the financial condition of the issuer;

•The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and

•Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company's Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level

3). The Company's assets and liabilities have been categorized based upon the following fair value hierarchy:

•Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker's inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company's securities.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default ("in process of foreclosure"), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner's Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company's estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving ("PBR") as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which will not have a material effect on the Company's statutory financial statements.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in- force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement

Description	Related party	2019	2018	2017	line
Provides marketing, distribution	GWFS Equities, Inc.(1)	$8,381	$10,002	$10,406	Other income
and administrative services to
certain underlying funds and/or
mutual funds.
Provides recordkeeping	GWL&A	2,328	2,551	2,423	Other income
services.
Receives recordkeeping	Empower Retirement, LLC	(12,914)	(11,062)	(9,313)	Other income
services.	("Empower")(1)
Receives investment advisory	GWL&A	(839)	(718)	(639)	Net investment
services.					income

(1)A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
GWFS Equities, Inc.(1)	On account	On demand	$2,014	$2,034
Other related party receivables	On account	On demand	34	5

Total			$2,048	$2,039

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
Empower(1)	On account	On demand	$3,320	$2,867
GWL&A	On account	On demand	1,470	356
The Canada Life Assurance
Company(2)	On account	On demand	—	112
Total			$4,790	$3,335

(1)A wholly-owned subsidiary of GWL&A.

(2)An indirect wholly-owned subsidiary of Lifeco.

Included in current federal income taxes payable to affiliate at December 31, 2019 and 2018 is $13 and $227, respectively, of income tax payable to Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets Investments in bonds consist of the following:

		December 31, 2019

	Book/adjusted	Gross unrealized	Gross unrealized
Bonds:	carrying value	gains	losses	Fair value

U.S. government	$14,229	$693	$—	$14,922
U.S. states, territories and possessions	7,012	911	—	7,923
Political subdivisions of states and territories	7,243	371	—	7,614
Special revenue and special assessments	—	—	—	—
Industrial and miscellaneous	608,606	19,836	77	628,365
Loan-backed and structured securities	205,477	3,644	668	208,453

Total bonds	$842,567	$25,455	$745	$867,277
		December 31, 2018

	Book/adjusted	Gross unrealized	Gross unrealized
Bonds:	carrying value	gains	losses	Fair value

U.S. government	$14,493	$85	$340	$14,238
U.S. states, territories and possessions	14,994	1,517	22	16,489
Political subdivisions of states and territories	31,065	2,564	43	33,586
Special revenue and special assessments	6,627	—	32	6,595
Industrial and miscellaneous	1,015,231	5,719	29,017	991,933
Loan-backed and structured securities	207,657	3,025	4,169	206,513

Total bonds	$1,290,067	$12,910	$33,623	$1,269,354

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2019

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$38,538	$38,813
Due after one year through five years	314,040	322,698
Due after five years through ten years	258,260	269,092
Due after ten years	26,252	28,221
Loan-backed and structured securities	205,477	208,453

Total bonds	$842,567	$867,277

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes information regarding the sales of securities:

	December 31,
	2019	2018
Consideration from sales	$648,598	$38,025
Gross realized gains from sales	23,399	381
Gross realized losses from sales	3,034	413

The consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 8 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

			December 31, 2019
	Less than twelve months		Twelve months or longer			Total

		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

Industrial and miscellaneous	$27,371	$71	$8,000	$6	$35,371	$77
Loan-backed and structured securities	46,566	347	19,749	321	66,315	668

Total bonds	$73,937	$418	$27,749	$327	$101,686	$745
Total number of securities in an		12		8		20
unrealized loss position

			December 31, 2018

	Less than twelve months		Twelve months or longer			Total

		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

U.S. government	$12,312	$340	$—	$—	$12,312	$340
U.S. states, territories and possessions	3,202	22	—	—	3,202	22
Political subdivisions of states and territories	6,365	43	—	—	6,365	43
Special revenue and special assessments	6,516	32	—	—	6,516	32
Industrial and miscellaneous	$501,241	$14,146	$303,241	$14,871	$804,482	$29,017
Loan-backed and structured securities	56,478	632	86,015	3,537	142,493	4,169

Total bonds	$586,114	$15,215	$389,256	$18,408	$975,370	$33,623
Total number of securities in an		158		114		272
unrealized loss position

Bonds - Total unrealized losses and OTTI decreased by $32,878, or 98%, from December 31, 2018 to December 31, 2019. The decrease in unrealized losses was across all asset classes and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2019 compared to December 31, 2018, as well as a reduction in bonds with unrealized losses as a result of disposals associated with the Protective transaction. See Note 1 and Note 8 for further discussion of the Protective transaction.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Total unrealized losses greater than twelve months decreased by $18,081 from December 31, 2018 to December 31, 2019. Loan- backed and structured securities account for 98%, or $321, of the unrealized losses and OTTI greater than twelve months at December 31, 2019. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 22% and 14% of total invested assets at December 31, 2019 and 2018, respectively.

Securities lending

Securities with a cost or amortized cost of $1,989 and $16,588, and estimated fair values of $2,006 and $16,033 were on loan under the program at December 31, 2019 and 2018, respectively.

The following table summarizes the securities on loan by category:

	December 31,		December 31,

	2019		2018

	Book/adjusted		Book/adjusted
	carrying value	Fair value	carrying value	Fair value

U.S. government	$—	$—	$12,652	$12,312
Industrial and miscellaneous	1,989	2,006	3,936	3,721

Total	$1,989	$2,006	$16,588	$16,033

The Company's securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $2,070 and $16,556 as collateral at December 31, 2019 and 2018, respectively. This cash was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2019 and 2018, the Company had investments with a book/adjusted carrying value of $1,790 and $1,842, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $2,070 and $16,556 as of December 31, 2019 and 2018, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2019 and 2018.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,

	2019		2018
Bonds		$35,804		$45,776
Mortgage loans		2,159		3,486
Contract loans		870		838
Cash, cash equivalents and short-term investments		1,545		624
Other invested assets		175		267
Miscellaneous income		73		34

Gross investment income		40,626		51,025
Expenses		(839)		(718)

Net investment income		$39,787		$50,307

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2019	2018	2017
Net realized capital (losses) gains, before federal income tax	$22,426	$(495)	$(1,180)
Less: Federal income tax (benefit) expense	4,709	(103)	(413)

Net realized capital (losses) gains, before IMR transfer	17,717	(392)	(767)
Net realized capital (losses) gains transferred to IMR, net
of federal income tax (benefit) of $4,868, ($57) and ($413), respectively	18,313	(216)	(767)
Net realized capital (losses) gains, net of federal income (benefit) tax of ($159),
	$(596)	$(176)	$—
($46) and $0, respectively, and IMR transfer

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Reserve as of December 31, 2018

Transferred into IMR, net of taxes

IMR reinsurance release

Balance before amortization

Amortization released to Statement of Operations

Reserve as of December 31, 2019

Year ended December 31,
2019

$7,463
18,313
(21,652)

4,124
(778)

$3,346

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Concentrations

The Company had the following bond concentrations based on total invested assets:

Industrial and miscellaneous

Financial services

Concentration by type

December 31,

20192018

85%80%

Concentration by industry

December 31,

20192018

22%25%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $39,476 and $76,000 as of December 31, 2019 and 2018, respectively. All mortgages were current as of December 31, 2019 and 2018.

There were no new fundings during the year ended December 31, 2019. The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2018 were 4.31%. During 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 48%.

The balance in the commercial mortgage provision allowance was $20 and $20 as of December 31, 2019 and 2018, respectively. There was no provision activity for the years ended December 31, 2019 and 2018.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

		December 31,
	2019	2018
Multi-family	50%	38%
Retail	44%	25%
Other	4%	2%
Industrial	2%	21%
Office	—%	14%

	100%	100%
	Concentration by geographic area

		December 31,
	2019	2018
Pacific	65%	56%
South Atlantic	20%	17%
East North Central	15%	13%
Middle Atlantic	—%	7%
West North Central	—%	7%

	100%	100%

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument				December 31, 2019

		Admitted				Net Asset	Total
	Aggregate	assets and					(All
						Value
Assets:	fair value	liabilities	(Level 1)	(Level 2)	(Level 3)	(NAV)	Levels)

Bonds	$867,277	$842,567	$—	$867,277	$—	$—	$867,277
Mortgage loans	40,468	39,456	—	40,468	—	—	40,468
Cash, cash equivalents and short-term	29,568	29,568	29,568	—	—	—	29,568
investments
Contract loans	19,347	19,347	—	19,347	—	—	19,347
Other long term invested assets	2,052	1,894	—	2,052	—	—	2,052
Securities lending reinvested collateral assets	2,070	2,070	—	2,070	—	—	2,070
Receivable for securities	342	342	—	342	—	—	342
Separate accounts assets	680,648	680,648	680,416	232	—	—	680,648

Total assets	$ 1,641,772	$ 1,615,892	$709,984	$931,788	$—	$—	$1,641,772
Liabilities:

Deposit-type contracts	$1,246	$1,246	$—	$1,246	$—	$—	$1,246
Payable under securities lending agreement	2,070	2,070	—	2,070	—	—	2,070

Total liabilities	$3,316	$3,316	$—	$3,316	$—	$—	$3,316

			Fair Value Measurements at Reporting Date
Type of financial instrument				December 31, 2018

		Admitted				Net Asset	Total
	Aggregate	assets and					(All
						Value
Assets:	fair value	liabilities	(Level 1)	(Level 2)	(Level 3)	(NAV)	Levels)

Bonds	$ 1,269,354	$ 1,290,067	$—	$1,269,354	$—	$—	$1,269,354
Mortgage loans	76,552	75,980	—	76,552	—	—	76,552
Cash, cash equivalents and short-term	79,548	79,548	79,548	—	—	—	79,548
investments

Contract loans	20,166	20,155	—	20,166	—	—	20,166
Other long term invested assets	5,640	5,349	—	5,640	—	—	5,640
Securities lending reinvested collateral assets	16,556	16,556	—	16,556	—	—	16,556
Receivable for securities	345	345	—	345	—	—	345
Separate accounts assets	681,575	681,575	678,545	265	—	2,765	681,575

Total assets	$ 2,149,736	$ 2,169,575	$758,093	$1,388,878	$—	$2,765	$2,149,736
Liabilities:

Deposit-type contracts	$1,952	$1,955	$—	$1,952	$—	$—	$1,952
Payable under securities lending agreement	16,556	16,556	—	16,556	—	—	16,556
Payable for securities	152	152	—	152	—	—	152

Total liabilities	$18,660	$18,663	$—	$18,660	$—	$—	$18,660

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Bonds

The fair values for bonds are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair value hierarchy

The following tables present the Company's financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
		December 31, 2019

				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$680,416	$232	$—	$—	$680,648
Total assets at fair value	$680,416	$232	$—	$—	$680,648

(1)Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date
		December 31, 2018

				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$678,545	$265	$—	$2,765	$681,575
Total assets at fair value	$678,545	$265	$—	$2,765	$681,575

(1)Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.Non-Admitted Assets

The following table summarizes the Company's non-admitted assets:

		December 31, 2019			December 31, 2018

Type	Asset	Non-admitted	Admitted	Asset	Non-admitted	Admitted
		asset	asset		asset	asset
Contract loans	$19,348	$1	$19,347	$20,166	$11	$20,155
Premiums deferred and uncollected	394	4	390	1,970	6	1,964
Deferred income taxes	1,215	128	1,087	13,923	7,870	6,053
Other assets	8,623	325	8,298	7,896	462	7,434

Total	$29,580	$458	$29,122	$43,955	$8,349	$35,606

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

7. Premiums Deferred and Uncollected

The following table summarizes the Company's ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2019		December 31, 2018

Type	Gross	Net of loading	Gross	Net of loading
Ordinary new business	$—	$—	$9	$1
Ordinary renewal business	454	390	2,228	1,963

Total	$454	$390	$2,237	$1,964

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retained 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retained 100% of the first $250 per individual life. The Company does not assume new business under reinsurance agreements. Effective June 1, 2019 all risks on non-participating policies within the above retention limits were ceded to Protective.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company's most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2019, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
Admitted Assets:
Bonds	$(558)
Mortgage loans	(11)
Contract loans	(2)
Cash, cash equivalents and short-term investments	(50)
Other invested assets	(3)
Investment income due and accrued	(6)
Premiums deferred and uncollected	(2)
Reinsurance recoverable	(1)
Current federal income taxes recoverable from affiliate	8
Deferred income taxes	(5)

Total admitted assets	(630)
Liabilities, capital and surplus:
Liabilities
Aggregate reserves for life policies and contracts	(641)
Life and accident and health policy and contract claims	(2)
Liability for deposit-type contracts	(1)
Interest maintenance reserve	(5)
Other liabilities	(1)
Transfer to separate accounts due or accrued	4

Total liabilities	(646)
Capital and surplus:
Surplus	16

Total capital and surplus	16

Total liabilities, capital and surplus	$(630)

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Operations
Income:
Premium income and annuity consideration	$(663)
Commission and expense allowances on reinsurance ceded	3

Total income	(660)
Expenses:
Decrease in aggregate reserves for life and accident health policies and contracts	(641)

Total benefits	(641)
Net transfers from separate accounts	4
IMR Reinsurance release	(22)

Total benefit and expenses	(659)
Net gain from operations after dividends to policyholders and before federal income taxes and
net realized capital gains (losses)	(1)
Federal income tax benefit	(12)

Statutory net income	$11
Statutory Statements of Changes in Capital and Surplus
Statutory net income	$11
Change in net deferred income tax	(5)
Change in surplus as a result of reinsurance	10

Net change in capital and surplus	$16

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner's Annuity Reserve Valuation Method ("CARVM") and the Commissioner's Reserve Valuation Method ("CRVM"), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0% to 6.00%
	- Annuity Funds	3.50% to 11.25%
	- Disability	3.00% to 6.00%
Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard
Ordinary ("CSO") tables, and American Experience
	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality
("IAM"), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality ("GAM") Table
Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany
DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2019 and 2018, the Company had $735,090 and $745,357, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

		December 31, 2019

		Separate
	General	Account		Percent of total
	Account	Nonguaranteed	Total	gross
Subject to discretionary withdrawal:

With market value adjustment	$346	$—	$346	0.1%
At book value less current surrender
charges of 5% or more	—	—	—	—%
At fair value	—	623,677	623,677	45.6%

Total with adjustment or at market value	346	623,677	624,023	45.7%
At book value without adjustment (minimal
or no charge or adjustment)	7,484	—	7,484	0.5%
Not subject to discretionary withdrawal	735,038	—	735,038	53.8%

Total gross	742,868	623,677	1,366,545	100.0%
Reinsurance ceded	44,530	—	44,530
Total, net	$698,338	$623,677	$1,322,015

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

		December 31, 2018

		Separate
	General	Account		Percent of total
	Account	Nonguaranteed	Total	gross
Subject to discretionary withdrawal:

With market value adjustment	$354	$—	$354	—%
At book value less current surrender
charges of 5% or more	—	—	—	—%
At fair value	—	632,537	632,537	47.3%

Total with adjustment or at market value	354	632,537	632,891	47.3%
At book value without adjustment (minimal
or no charge or adjustment)	7,841	—	7,841	0.6%
Not subject to discretionary withdrawal	697,629	—	697,629	52.1%

Total gross	705,824	632,537	1,338,361	100.0%
Reinsurance ceded	20	—	20

Total, net	$705,804	$632,537	$1,338,341

The withdrawal characteristics of life reserves are as follows:

				December 31, 2019

		General Account				Separate Account - Nonguaranteed

Subject to discretionary withdrawal,		Account	Cash Value	Reserve		Account	Cash Value	Reserve
		Value				Value
surrender values, or policy loans:

Term policies with cash value	$	— $	88	$109
Universal life		574,613	574,410	583,983		—	—	—
Other permanent cash value life		—	117,024	123,920		—	—	—
insurance
Variable universal life		967	967	967		38,799	38,799	38,799
Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value		N/A	N/A	23,056		N/A	N/A	—
Accidental death benefits		N/A	N/A	5		N/A	N/A	—
Disability - active lives		N/A	N/A	77		N/A	N/A	—
Disability - disabled lives		N/A	N/A	1,151		N/A	N/A	—
Miscellaneous reserves		N/A	N/A	5,133		N/A	N/A	—

Total gross		575,580	692,489	738,401		38,799	38,799	38,799
Reinsurance ceded		575,580	581,951	619,614		38,799	38,799	38,799

Total, net	$	— $	110,538	$118,787	$	— $	— $	—

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

				December 31, 2018

		General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal,		Account	Cash Value	Reserve	Account	Cash Value	Reserve
		Value			Value
surrender values, or policy loans:

Term policies with cash value	$	— $	90	$113	—	—	—
Universal life		$545,532	$544,991	$557,093	—	—	—
Other permanent cash value life
insurance		—	113,368	120,025	—	—	—
Variable universal life		925	925	925	31,711	31,711	31,711
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value		N/A	N/A	21,695	N/A	N/A	—
Accidental death benefits		N/A	N/A	5	N/A	N/A	—
Disability - active lives		N/A	N/A	76	N/A	N/A	—
Disability - disabled lives		N/A	N/A	1,258	N/A	N/A	—
Miscellaneous reserves		N/A	N/A	20,866	N/A	N/A	—

Total gross		546,457	659,374	722,056	31,711	31,711	31,711
Reinsurance ceded		—	—	22,968	—	—	—

Total, net		$546,457	$659,374	$699,088	$31,711	$31,711	$31,711

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•Individual Annuity Product

•Group Annuity Product

•Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company's separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company's separate accounts are considered legally insulated from the general account at December 31, 2019. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2019 and 2018, the Company's separate account assets that are legally insulated from the general account claims are $680,648 and $681,575, respectively.

As of December 31, 2019 and 2018, $265,124 and $0, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder's account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

The following tables provide information regarding the Company's separate accounts:

	Year Ended December 31,

	2019	2018
Premiums, considerations or deposits	$70,263	$110,705
Reserves:
For accounts with assets at:
Fair value	$662,476	$664,248

Total reserves	$662,476	$664,248
By withdrawal characteristics:
At fair value	$662,476	$664,248

Total subject to discretionary withdrawals	$662,476	$664,248

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,

	2019	2018	2017
Transfers as reported in the Summary of Operations of the separate account statement:
Transfers to separate accounts	$70,263	$110,705	$101,643
Transfers from separate accounts	(205,056)	(150,178)	(115,482)

Net transfers from separate accounts	(134,793)	(39,473)	(13,839)
Reconciling adjustments:
Net transfer of reserves to separate accounts	65,414	29,330	15,274

Net transfers as reported in the Statements of Operations	$(69,379)	$(10,143)	$1,435

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2019, 2018 and 2017.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may pay up to $26,428 of dividends during the year ended December 31, 2020 without the approval of the Superintendent. Dividends are non-cumulative.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

		December 31,

	2019		2018
Unrealized gains		$801	$801
Non-admitted assets		(458)	(8,349)
Asset valuation reserve		(5,239)	(7,938)
Separate account business		155	139

Risk-based capital ("RBC") is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2019			December 31, 2018				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$2,180	$—	$2,180	$14,937	$608	$15,545	$(12,757)	$(608)	$(13,365)
Valuation allowance	—	—	—	—	—	—	—	—	—
adjustment
Adjusted gross deferred tax	2,180	—	2,180	14,937	608	15,545	(12,757)	(608)	(13,365)
asset

Deferred tax assets non-	(130)	2	(128)	(7,536)	(334)	(7,870)	7,406	336	7,742
admitted
Net admitted deferred tax asset	2,050	2	2,052	7,401	274	7,675	(5,351)	(272)	(5,623)
Gross deferred tax liabilities	(963)	(2)	(965)	(1,622)	—	(1,622)	659	(2)	657

Net admitted deferred tax asset	$1,087	$—	$1,087	$5,779	$274	$6,053	$(4,692)	$(274)	$(4,966)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

December 31, 2019			December 31, 2018				Change

Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)Federal income taxes paid in prior years recoverable through loss carrybacks

(b)Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)

(i)Adjusted gross deferred tax assets expected to be realized following the balance sheet date

(ii)Adjusted gross deferred tax assets expected allowed per limitation threshold

(c)Adjusted gross deferred tax assets (excluding

the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities

Total deferred tax assets admitted as a results of the application of SSAP No. 101

$

$

— $	— $	— $	— $	— $	— $	— $	— $	—
1,087	—	1,087	5,779	274	6,053	(4,692)	(274)	(4,966)
1,087	—	1,087	5,779	274	6,053	(4,692)	(274)	(4,966)
—	—	16,366	—	—	11,308	—	—	5,058
963	2	965	1,622	—	1,622	(659)	2	(657)

2,050	$2	$2,052	$7,401	$274	$7,675	$(5,351)	$(272)	$(5,623)

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	1508.68%	806.12%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$112,748	$75,389

The following table presents the impact of tax planning strategies:

	December 31, 2019		December 31, 2018		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax asset	$2,180	$—	$14,937	$608	$(12,757)	$(608)
% of adjusted gross deferred
tax asset by character
attributable to tax planning
strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross	$2,050	$2	$7,401	$274	$(5,351)	$(272)
deferred tax assets
% of net admitted adjusted
gross deferred tax asset by
character attributable to tax
planning strategies	—%	—%	—%	—%	—%	—%

The Company's tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2019	2018		Change
Current income tax	$(13,275)		$952	$(14,227)
Federal income tax (benefit) on net capital gains	4,709		(103)	4,812

Total	$(8,566)		$849	$(9,415)
	Year Ended December 31,

	2018		2017		Change
Current income tax		$952		$1,716	$(764)
Federal income tax (benefit) on net capital gains		(103)		(413)	310

Total		$849		$1,303	$(454)

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2019	2018	Change
Ordinary:
Reserves	$1,209	$6,261	$(5,052)
Deferred acquisition costs	—	6,899	(6,899)
Provision for dividends	483	546	(63)
Compensation and benefit accrual	246	184	62
Receivables - non-admitted	68	77	(9)
Tax credit carryforward	—	830	(830)
Other	174	140	34

Total ordinary gross deferred tax assets	2,180	14,937	(12,757)
Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	2,180	14,937	(12,757)
Non-admitted ordinary deferred tax assets	(130)	(7,536)	7,406

Admitted ordinary deferred tax assets	2,050	7,401	(5,351)
Capital:
Investments	—	608	(608)

Total capital gross deferred tax assets	—	608	(608)
Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	608	(608)
Non-admitted capital deferred tax assets	2	(334)	336

Admitted capital deferred tax assets	2	274	(272)
Total admitted deferred tax assets	$2,052	$7,675	$(5,623)
Deferred income tax liabilities:

Ordinary:
Investments	$(115)	$(304)	$189
Premium receivable	(82)	(412)	330
Policyholder Reserves	(766)	(906)	140
Other	—	—	—

Total ordinary deferred tax liabilities	(963)	(1,622)	659
Capital:
Investments	(2)	—	(2)

Total capital deferred tax liabilities	(2)	—	(2)

Total deferred tax liabilities	$(965)	$(1,622)	$657
Net admitted deferred income tax asset	$1,087	$6,053	$(4,966)

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

		December 31,
	2019		2018	Change
Total deferred income tax assets		$2,180	$15,545	$(13,365)
Total deferred income tax liabilities		(964)	(1,622)	658

Net deferred income tax asset		$1,216	$13,923
Tax effect of unrealized capital gains (losses)				—
Change in net deferred income tax				$(12,707)
		December 31,

	2018		2017	Change
Total deferred income tax assets		$15,545	$12,423	$3,122
Total deferred income tax liabilities		(1,622)	(1,113)	(509)

Net deferred income tax asset		$13,923	$11,310
Tax effect of unrealized capital gains (losses)				—
Change in net deferred income tax				$2,613

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

		December 31,

	2019	2018	2017
Income tax expense at statutory rate	$3,368	$(991)	$1,696
Federal tax rate change	—	—	6,887
Ceding commission, net of transaction expenses	1,106	—	—
Tax adjustment for interest maintenance reserve	(4,710)	(260)	(527)
Income tax (benefit) on realized capital gain (loss)	4,868	(57)	(413)
Dividend received deduction	(227)	(236)	(256)
Prior year adjustment	(57)	(152)	(159)
Tax credits	(212)	(136)	(82)
Tax effect of non-admitted assets	31	(12)	23
Other	(26)	79	10

Total	$4,141	$(1,765)	$7,179
	2019	2018	2017

Federal income taxes incurred	$(8,566)	$848	$1,303
Change in net deferred income taxes	12,707	(2,613)	5,876

Total income tax expense (benefit)	$4,141	$(1,765)	$7,179

As of December 31, 2019 the Company had no operating loss carryforwards available for tax purposes.

As of December 31, 2019, the Company utilized foreign tax credit carryforwards of $846.

There were no income taxes incurred for years ended December 31, 2019, 2018 and 2017, that will be available for recoupment in the event of future net losses.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company's federal income tax return is consolidated with the following entities (the "U.S. Consolidated Group"):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company ("GWLA Subgroup") are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables ("Tax Sharing Agreement") among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service ("I.R.S.").

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R") as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2019 or 2018. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2019 and 2018.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2014 and prior. These exceptions include loss and credit carryforwards and refund claims. The Company's parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2012 with respect to foreign tax credit refund claims. Tax years 2015 through 2018 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2019 and December 31, 2018 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were (1)%, 8% and 6% of total individual premiums earned during the years ended December 31, 2019, 2018 and 2017, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,938, $2,132 and $3,065 to its policyholders during the years ended December 31, 2019, 2018 and 2017 respectively.

14. Concentrations

No customer accounted for 10% or more of the Company's revenues in 2019, 2018 or 2017. In addition, no segment of the Company's business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 97%, 96% and 98% for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company's business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company's financial position, results of operations, or cash flows.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company's statutory financial statements through April 13, 2020, the date on which they were issued.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Company's performance. Since December 31, 2019, the equity and financial markets have experienced extreme volatility and interest rates have continued to decline due to the COVID-19 pandemic. The operational and financial risk due to current market fluctuations is being kept under review and monitored by management; however, the Company is unable to determine the extent of the impact of the pandemic to its operations and financial condition.

17. Reconciliation of Annual Statement to Audited Statutory Financial Statements

The accompanying statutory financial statements reflect certain adjustments to amounts previously reported in the annual statement filed with the Department. This adjustment was due to reserve related adjustments resulting from the Protective transaction and reflected in the December 31, 2019 audited statutory financial statement. The December 31, 2019 annual statement was not amended for this difference. The following reconciles net income and capital and surplus included in the annual statement to the accompanying statutory financial statements as of December 31, 2019:

		Capital and
	Net income	surplus

As reported in the December 31, 2019 annual statement	25,832	110,197
Adjustments to Commission and expense allowances on reinsurance ceded	967	—
Adjustments to Federal income tax benefit	(967)	—
Adjustments to Current federal income taxes recoverable from affiliate	—	(954)
Adjustments to Current federal income taxes payable to affiliate	—	(13)
Adjustments to Other liabilities	—	4,605

As reported in the December 31, 2019 statutory financial statement	25,832	113,835

41

Variable Annuity-2 Series Account of Great-West Life

&Annuity Insurance Company of New York

Annual Statement for the Year Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER CAPITAL
	APPRECIATION
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$176,185	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	176,185
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	34
Total liabilities	34
NET ASSETS	$176,151	$
NET ASSETS REPRESENTED BY:

Accumulation units	$176,151	$
Contracts in payout phase
NET ASSETS	$176,151	$

ACCUMULATION UNITS OUTSTANDING	1,070
UNIT VALUE (ACCUMULATION)	$164.63	$

(1) Cost of investments:	$119,940	$
Shares of investments:	2,177
			ALPS ALERIAN	ALPS RED ROCKS
ALGER LARGE	ALGER MID CAP	ALGER SMALL	ENERGY	LISTED PRIVATE
CAP GROWTH	GROWTH	CAP GROWTH	INFRASTRUCTURE	EQUITY
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
121,234	$69,694	$175,965	$277,944	$183,659
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
121,234	69,694	175,965	277,944	183,659
0	0	0	0	0
0	0	0	0	0
23	13	33	46	28
23	13	33	46	28
121,211	$69,681	$175,932	$277,898	$183,631

121,211	$69,681	$175,932	$277,898	$183,631

121,211	$69,681	$175,932	$277,898	$183,631

756	661	2,452	24,504	12,839
160.33	$105.42	$71.75	$11.34	$14.30

89,892	$60,847	$140,662	$295,697	$157,919
1,885	3,072	6,133	31,021	11,996
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	CENTURY
	INVESTMENTS
	VP INFLATION
	PROTECTION
	FUND
ASSETS:
Investments at fair value (1)	$138,620	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	138,620
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	19
Total liabilities	19
NET ASSETS	$138,601	$
NET ASSETS REPRESENTED BY:

Accumulation units	$138,601	$
Contracts in payout phase
NET ASSETS	$138,601	$

ACCUMULATION UNITS OUTSTANDING	12,896
UNIT VALUE (ACCUMULATION)	$10.75	$

(1) Cost of investments:	$134,821	$
Shares of investments:	13,511
AMERICAN		AMERICAN	AMERICAN
CENTURY	AMERICAN	FUNDS IS BLUE	FUNDS IS
INVESTMENTS	CENTURY	CHIP INCOME	GLOBAL	AMERICAN
VP MID CAP	INVESTMENTS	AND GROWTH	GROWTH AND	FUNDS IS
VALUE FUND	VP VALUE FUND	FUND	INCOME FUND	GROWTH FUND
519,850	$563,083	$102,902	$703,758	$813,661
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
519,850	563,083	102,902	703,758	813,661
0	0	0	0	0
0	0	0	0	0
77	87	17	115	134
77	87	17	115	134
519,773	$562,996	$102,885	$703,643	$813,527

519,773	$562,996	$102,885	$703,643	$813,527

519,773	$562,996	$102,885	$703,643	$813,527

36,623	41,458	9,232	53,762	67,045
14.19	$13.58	$11.14	$13.09	$12.13

522,228	$520,865	$99,423	$657,940	$739,027
25,114	47,963	7,731	45,026	10,246
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	FUNDS IS
	GROWTH-
	INCOME FUND
ASSETS:
Investments at fair value (1)	$499,263	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	499,263
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	82
Total liabilities	82
NET ASSETS	$499,181	$
NET ASSETS REPRESENTED BY:

Accumulation units	$499,181	$
Contracts in payout phase
NET ASSETS	$499,181	$

ACCUMULATION UNITS OUTSTANDING	42,549
UNIT VALUE (ACCUMULATION)	$11.73	$

(1) Cost of investments:	$497,625	$
Shares of investments:	10,082
AMERICAN		BLACKROCK		BNY MELLON IP
FUNDS IS	AMERICAN	GLOBAL	BLACKROCK	TECHNOLOGY
INTERNATIONAL	FUNDS IS NEW	ALLOCATION VI	HIGH YIELD VI	GROWTH
FUND	WORLD FUND	FUND	FUND	PORTFOLIO
626,220	$357,167	$1,209,308	$1,203,544	$97,260
0	0	0	4,916	0
1,424	0	0	0	0
0	0	0	0	0
627,644	357,167	1,209,308	1,208,460	97,260
1,424	0	0	0	0
0	0	0	0	0
79	57	167	147	12
1,503	57	167	147	12
626,141	$357,110	$1,209,141	$1,208,313	$97,248

626,141	$357,110	$1,209,141	$1,208,313	$97,248

626,141	$357,110	$1,209,141	$1,208,313	$97,248

50,380	25,454	102,359	100,684	4,585
12.43	$14.03	$11.81	$12.00	$21.21

604,916	$334,136	$1,164,342	$1,170,395	$72,175
30,488	14,023	83,516	162,203	4,116
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	BNY MELLON
	SUSTAINABLE
	U.S. EQUITY
	PORTFOLIO, INC.
ASSETS:
Investments at fair value (1)	$7,874	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	7,874
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	3
Total liabilities	3
NET ASSETS	$7,871	$
NET ASSETS REPRESENTED BY:

Accumulation units	$7,871	$
Contracts in payout phase
NET ASSETS	$7,871	$

ACCUMULATION UNITS OUTSTANDING	108
UNIT VALUE (ACCUMULATION)	$72.88	$

(1) Cost of investments:	$6,321	$
Shares of investments:	200
				COLUMBIA
				VARIABLE
	CLEARBRIDGE		CLEARBRIDGE	PORTFOLIO -
BNY MELLON VIF	VARIABLE		VARIABLE	SELIGMAN
GROWTH AND	LARGE CAP	CLEARBRIDGE	SMALL CAP	GLOBAL
INCOME	GROWTH	VARIABLE MID	GROWTH	TECHNOLOGY
PORTFOLIO	PORTFOLIO	CAP PORTFOLIO	PORTFOLIO	FUND
64,616	$462,885	$125,189	$500,712	$532,034
106	0	0	0	0
0	0	0	0	0
0	0	0	0	0
64,722	462,885	125,189	500,712	532,034
0	0	0	0	0
0	0	0	0	0
12	70	21	79	100
12	70	21	79	100
64,710	$462,815	$125,168	$500,633	$531,934

64,710	$462,815	$125,168	$500,633	$531,934

64,710	$462,815	$125,168	$500,633	$531,934

851	31,596	10,363	32,938	14,971
76.04	$14.65	$12.08	$15.20	$35.53

48,398	$405,055	$111,398	$524,556	$460,803
2,031	15,491	5,569	19,177	22,775
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	COLUMBIA
	VARIABLE
	PORTFOLIO -
	STRATEGIC
	INCOME FUND
ASSETS:
Investments at fair value (1)	$32,469	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	32,469
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	5
Total liabilities	5
NET ASSETS	$32,464	$
NET ASSETS REPRESENTED BY:

Accumulation units	$32,464	$
Contracts in payout phase
NET ASSETS	$32,464	$

ACCUMULATION UNITS OUTSTANDING	3,010
UNIT VALUE (ACCUMULATION)	$10.79	$

(1) Cost of investments:	$31,531	$
Shares of investments:	7,676
				DIMENSIONAL
	DELAWARE VIP			VA
DELAWARE VIP	INTERNATIONAL		DELAWARE VIP	INTERNATIONAL
EMERGING	VALUE EQUITY	DELAWARE VIP	SMALL CAP	SMALL
MARKETS SERIES	SERIES	REIT SERIES	VALUE SERIES	PORTFOLIO
452,076	$39,662	$120,490	$351,070	$16,241
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
452,076	39,662	120,490	351,070	16,241
0	0	0	0	0
0	0	0	0	0
67	5	19	58	1
67	5	19	58	1
452,009	$39,657	$120,471	$351,012	$16,240

452,009	$39,657	$120,471	$351,012	$16,240

452,009	$39,657	$120,471	$351,012	$16,240

33,170	3,364	9,604	25,802	1,580
13.63	$11.79	$12.54	$13.60	$10.28

422,218	$37,101	$104,905	$355,711	$16,776
18,704	3,235	8,219	9,224	1,297
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DIMENSIONAL
	VA
	INTERNATIONAL
	VALUE
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$19,651	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	19,651
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	1
Total liabilities	1
NET ASSETS	$19,650	$
NET ASSETS REPRESENTED BY:

Accumulation units	$19,650	$
Contracts in payout phase
NET ASSETS	$19,650	$

ACCUMULATION UNITS OUTSTANDING	1,966
UNIT VALUE (ACCUMULATION)	$9.99	$

(1) Cost of investments:	$20,446	$
Shares of investments:	1,603
	DIMENSIONAL
DIMENSIONAL	VA US		EATON VANCE
VA US LARGE	TARGETED		VT FLOATING-	FEDERATED HIGH
VALUE	VALUE	DWS CAPITAL	RATE INCOME	INCOME BOND
PORTFOLIO	PORTFOLIO	GROWTH VIP	FUND	FUND II
91,457	$80,198	$113,593	$479,260	$417,217
0	0	0	1,549	0
0	0	0	0	0
0	0	0	0	0
91,457	80,198	113,593	480,809	417,217
0	0	0	0	0
0	0	0	0	0
7	17	15	79	65
7	17	15	79	65
91,450	$80,181	$113,578	$480,730	$417,152

91,450	$80,181	$113,578	$480,730	$417,152

91,450	$80,181	$113,578	$480,730	$417,152

7,774	8,022	6,227	43,159	37,934
11.76	$10.00	$18.24	$11.14	$11.00

83,523	$72,793	$95,705	$484,180	$406,768
3,332	4,460	3,432	52,378	64,286
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FIDELITY VIP
	ASSET MANAGER
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$181,851	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	181,851
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	33
Total liabilities	33
NET ASSETS	$181,818	$
NET ASSETS REPRESENTED BY:

Accumulation units	$181,818	$
Contracts in payout phase
NET ASSETS	$181,818	$

ACCUMULATION UNITS OUTSTANDING	3,068
UNIT VALUE (ACCUMULATION)	$59.26	$

(1) Cost of investments:	$175,015	$
Shares of investments:	11,940
		FIDELITY VIP	FIDELITY VIP
FIDELITY VIP	FIDELITY VIP	GOVERNMENT	GROWTH	FIDELITY VIP
BALANCED	CONTRAFUND	MONEY MARKET	OPPORTUNITIES	GROWTH
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
2,395,969	$7,927	$30,879	$22,226	$18,298
0	0	39	0	0
0	0	0	0	0
0	0	0	0	0
2,395,969	7,927	30,918	22,226	18,298
0	0	0	0	0
0	0	0	0	0
155	3	6	4	4
155	3	6	4	4
2,395,814	$7,924	$30,912	$22,222	$18,294

2,395,814	$7,924	$30,912	$22,222	$18,294

2,395,814	$7,924	$30,912	$22,222	$18,294

187,824	79	2,120	315	103
12.76	$100.30	$14.58	$70.55	$177.61

2,203,997	$5,966	$30,879	$10,384	$11,444
125,971	213	30,879	455	231
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FIDELITY VIP
	HIGH INCOME
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$63,435	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	63,435
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	11
Total liabilities	11
NET ASSETS	$63,424	$
NET ASSETS REPRESENTED BY:

Accumulation units	$63,424	$
Contracts in payout phase
NET ASSETS	$63,424	$

ACCUMULATION UNITS OUTSTANDING	981
UNIT VALUE (ACCUMULATION)	$64.65	$

(1) Cost of investments:	$67,114	$
Shares of investments:	11,682
				FIRST
	FIDELITY VIP			TRUST/DOW
	INTERNATIONAL	FIDELITY VIP		JONES DIVIDEND
FIDELITY VIP	CAPITAL	INVESTMENT	FIDELITY VIP	& INCOME
INDEX 500	APPRECIATION	GRADE BOND	OVERSEAS	ALLOCATION
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
133,225	$258,324	$13,025	$77,553	$85,540
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
133,225	258,324	13,025	77,553	85,540
0	0	0	0	0
0	0	0	0	0
26	40	3	15	14
26	40	3	15	14
133,199	$258,284	$13,022	$77,538	$85,526

133,199	$258,284	$13,022	$77,538	$85,526

133,199	$258,284	$13,022	$77,538	$85,526

302	19,525	372	1,756	7,047
441.06	$13.23	$35.01	$44.16	$12.14

60,158	$218,921	$12,533	$64,173	$78,070
416	13,364	989	3,353	5,827
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FRANKLIN
	INCOME VIP
	FUND
ASSETS:
Investments at fair value (1)	$937,579	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	937,579
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	154
Total liabilities	154
NET ASSETS	$937,425	$
NET ASSETS REPRESENTED BY:

Accumulation units	$937,425	$
Contracts in payout phase
NET ASSETS	$937,425	$

ACCUMULATION UNITS OUTSTANDING	76,603
UNIT VALUE (ACCUMULATION)	$12.24	$

(1) Cost of investments:	$930,513	$
Shares of investments:	57,450
GOLDMAN
SACHS VIT
MULTI-	GOLDMAN
STRATEGY	SACHS VIT US	GREAT-WEST	GREAT-WEST	GREAT-WEST
ALTERNATIVES	EQUITY	AGGRESSIVE	ARIEL MID CAP	BOND INDEX
PORTFOLIO	INSIGHTS FUND	PROFILE FUND	VALUE FUND	FUND
95,977	$121,318	$230,437	$127,980	$396,873
0	0	0	0	0
0	0	0	0	0
0	0	2,000	0	0
95,977	121,318	232,437	127,980	396,873
0	0	0	0	0
0	0	2,000	0	0
11	20	38	19	4,064
11	20	2,038	19	4,064
95,966	$121,298	$230,399	$127,961	$392,809

95,966	$121,298	$230,399	$127,961	$381,181
				11,628
95,966	$121,298	$230,399	$127,961	$392,809

9,892	8,052	18,669	9,860	34,792
9.70	$15.06	$12.34	$12.98	$10.96

98,714	$132,150	$268,701	$124,160	$375,080
10,676	6,725	38,664	77,564	27,352
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	CONSERVATIVE
	PROFILE FUND
	CLASS L
ASSETS:
Investments at fair value (1)	$770,643	$
Investment income due and accrued	0
Receivable for investments sold	2,253
Purchase payments receivable	0
Total assets	772,896
LIABILITIES:
Redemptions payable	2,253
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	127
Total liabilities	2,380
NET ASSETS	$770,516	$
NET ASSETS REPRESENTED BY:

Accumulation units	$770,516	$
Contracts in payout phase
NET ASSETS	$770,516	$

ACCUMULATION UNITS OUTSTANDING	71,091
UNIT VALUE (ACCUMULATION)	$10.84	$

(1) Cost of investments:	$776,638	$
Shares of investments:	83,133
GREAT-WEST		GREAT-WEST		GREAT-WEST
CONSERVATIVE	GREAT-WEST	EMERGING	GREAT-WEST	GOVERNMENT
PROFILE FUND	CORE BOND	MARKETS	GLOBAL BOND	MONEY MARKET
INVESTOR CLASS	FUND	EQUITY FUND	FUND	FUND
603,072	$215,982	$4,670	$328,446	$4,627,998
0	0	0	0	157
154	0	0	0	747
0	0	0	0	0
603,226	215,982	4,670	328,446	4,628,902
154	0	0	0	747
0	0	0	0	0
50	9	1	52	248
204	9	1	52	995
603,022	$215,973	$4,669	$328,394	$4,627,907

603,022	$215,973	$4,669	$328,394	$4,627,907

603,022	$215,973	$4,669	$328,394	$4,627,907

54,435	18,519	475	33,388	457,166
11.08	$11.66	$9.83	$9.84	$10.12

616,501	$209,060	$4,046	$334,740	$4,627,998
76,629	19,581	497	40,599	4,627,998
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	HIGH YIELD
	BOND FUND
ASSETS:
Investments at fair value (1)	$844,863	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	844,863
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	133
Total liabilities	133
NET ASSETS	$844,730	$
NET ASSETS REPRESENTED BY:

Accumulation units	$844,730	$
Contracts in payout phase
NET ASSETS	$844,730	$

ACCUMULATION UNITS OUTSTANDING	69,862
UNIT VALUE (ACCUMULATION)	$12.09	$

(1) Cost of investments:	$856,537	$
Shares of investments:	107,763
GREAT-WEST
INFLATION-				GREAT-WEST
PROTECTED	GREAT-WEST	GREAT-WEST	GREAT-WEST	INVESCO SMALL
SECURITIES	INTERNATIONAL	INTERNATIONAL	INTERNATIONAL	CAP VALUE
FUND	GROWTH FUND	INDEX FUND	VALUE FUND	FUND
12,285	$101,539	$885,839	$518,827	$284,656
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
12,285	101,539	885,839	518,827	284,656
0	0	0	0	0
0	0	0	0	0
2	17	97	73	43
2	17	97	73	43
12,283	$101,522	$885,742	$518,754	$284,613

12,283	$101,522	$885,742	$518,754	$284,613

12,283	$101,522	$885,742	$518,754	$284,613

1,183	8,399	69,556	40,218	24,669
10.38	$12.09	$12.73	$12.90	$11.54

12,084	$96,511	$830,528	$537,110	$294,172
1,238	8,040	74,315	46,365	27,266
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LARGE CAP
	GROWTH FUND
ASSETS:
Investments at fair value (1)	$340,348	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	340,348
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	55
Total liabilities	55
NET ASSETS	$340,293	$
NET ASSETS REPRESENTED BY:

Accumulation units	$340,293	$
Contracts in payout phase
NET ASSETS	$340,293	$

ACCUMULATION UNITS OUTSTANDING	19,373
UNIT VALUE (ACCUMULATION)	$17.57	$

(1) Cost of investments:	$355,718	$
Shares of investments:	35,864
GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
LARGE CAP	LIFETIME 2020	LIFETIME 2025	LIFETIME 2030	LIFETIME 2035
VALUE FUND	FUND	FUND	FUND	FUND
708,809	$283,113	$562,009	$401,372	$352,624
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
708,809	283,113	562,009	401,372	352,624
0	0	0	0	0
0	0	0	0	0
105	47	92	66	30
105	47	92	66	30
708,704	$283,066	$561,917	$401,306	$352,594

708,704	$283,066	$561,917	$401,306	$352,594

708,704	$283,066	$561,917	$401,306	$352,594

66,477	22,673	44,095	30,397	25,587
10.66	$12.48	$12.74	$13.20	$13.78

673,416	$288,255	$572,518	$409,013	$350,669
32,739	25,950	38,866	35,709	24,868
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2040
	FUND
ASSETS:
Investments at fair value (1)	$21,104	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	21,104
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	3
Total liabilities	3
NET ASSETS	$21,101	$
NET ASSETS REPRESENTED BY:

Accumulation units	$21,101	$
Contracts in payout phase
NET ASSETS	$21,101	$

ACCUMULATION UNITS OUTSTANDING	1,525
UNIT VALUE (ACCUMULATION)	$13.84	$

(1) Cost of investments:	$21,240	$
Shares of investments:	1,886
GREAT-WEST		GREAT-WEST	GREAT-WEST	GREAT-WEST
LOOMIS SAYLES	GREAT-WEST	MODERATE	MODERATE	MODERATELY
SMALL CAP	MID CAP VALUE	PROFILE FUND	PROFILE FUND	AGGRESSIVE
VALUE FUND	FUND	CLASS L	INVESTOR CLASS	PROFILE FUND
176,939	$299,884	$12,579,921	$5,540,530	$1,531,004
0	0	0	0	0
0	0	34,269	8,676	0
0	0	0	0	0
176,939	299,884	12,614,190	5,549,206	1,531,004
0	0	34,269	8,676	0
0	0	0	0	0
27	49	2,059	861	110
27	49	36,328	9,537	110
176,912	$299,835	$12,577,862	$5,539,669	$1,530,894

176,912	$299,835	$12,577,862	$5,539,669	$1,530,894

176,912	$299,835	$12,577,862	$5,539,669	$1,530,894

13,551	22,571	1,099,481	480,321	127,562
13.06	$13.28	$11.44	$11.53	$12.00

168,843	$297,546	$12,834,485	$6,033,924	$1,673,614
6,268	23,838	1,210,772	843,307	205,504
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MODERATELY
	CONSERVATIVE
	PROFILE FUND
	CLASS L
ASSETS:
Investments at fair value (1)	$1,853,290	$
Investment income due and accrued	0
Receivable for investments sold	5,040
Purchase payments receivable	0
Total assets	1,858,330
LIABILITIES:
Redemptions payable	5,040
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	266
Total liabilities	5,306
NET ASSETS	$1,853,024	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,853,024	$
Contracts in payout phase
NET ASSETS	$1,853,024	$

ACCUMULATION UNITS OUTSTANDING	165,912
UNIT VALUE (ACCUMULATION)	$11.17	$

(1) Cost of investments:	$1,905,806	$
Shares of investments:	196,115
GREAT-WEST
MODERATELY				GREAT-WEST
CONSERVATIVE	GREAT-WEST	GREAT-WEST	GREAT-WEST	S&P MID CAP
PROFILE FUND	MULTI-SECTOR	REAL ESTATE	S&P 500® INDEX	400® INDEX
INVESTOR CLASS	BOND FUND	INDEX FUND	FUND	FUND
612,182	$1,055,936	$520,790	$10,476,926	$2,741,368
0	0	0	0	0
752	0	0	0	0
0	0	0	0	0
612,934	1,055,936	520,790	10,476,926	2,741,368
752	0	0	0	0
0	0	0	0	0
101	143	76	7,090	381
853	143	76	7,090	381
612,081	$1,055,793	$520,714	$10,469,836	$2,740,987

612,081	$1,055,793	$520,714	$10,452,856	$2,740,987
			16,980
612,081	$1,055,793	$520,714	$10,469,836	$2,740,987

54,651	86,868	40,851	631,713	198,181
11.20	$12.15	$12.75	$16.55	$13.83

645,024	$1,010,255	$503,081	$9,634,070	$2,644,324
73,053	76,241	41,663	435,631	164,647
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	S&P SMALL CAP
	600® INDEX
	FUND
ASSETS:
Investments at fair value (1)	$2,411,331	$
Investment income due and accrued	0
Receivable for investments sold	885
Purchase payments receivable	0
Total assets	2,412,216
LIABILITIES:
Redemptions payable	885
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	328
Total liabilities	1,213
NET ASSETS	$2,411,003	$
NET ASSETS REPRESENTED BY:

Accumulation units	$2,411,003	$
Contracts in payout phase
NET ASSETS	$2,411,003	$

ACCUMULATION UNITS OUTSTANDING	162,252
UNIT VALUE (ACCUMULATION)	$14.86	$

(1) Cost of investments:	$2,539,172	$
Shares of investments:	195,249
				GREAT-WEST
GREAT-WEST	GREAT-WEST		GREAT-WEST T.	U.S.
SECURE-	SHORT	GREAT-WEST	ROWE PRICE MID	GOVERNMENT
FOUNDATION®	DURATION BOND	SMALL CAP	CAP GROWTH	SECURITIES
BALANCED FUND	FUND	GROWTH FUND	FUND	FUND
21,952,041	$1,027,501	$140,173	$979,013	$1,030,639
0	0	0	0	0
71,229	5,719	0	0	3,117
0	0	0	0	0
22,023,270	1,033,220	140,173	979,013	1,033,756
71,229	5,719	0	0	3,117
0	0	0	0	0
3,406	62	21	118	106
74,635	5,781	21	118	3,223
21,948,635	$1,027,439	$140,152	$978,895	$1,030,533

21,948,635	$1,027,439	$140,152	$978,895	$1,030,533

21,948,635	$1,027,439	$140,152	$978,895	$1,030,533

1,730,151	92,071	8,748	53,353	94,311
12.69	$11.16	$16.02	$18.35	$10.93

22,176,319	$1,007,475	$155,891	$826,960	$999,542
1,887,536	97,671	12,872	31,755	83,724
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO
	OPPENHEIMER
	V.I.
	INTERNATIONAL
	GROWTH FUND
ASSETS:
Investments at fair value (1)	$131,534	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	131,534
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	22
Total liabilities	22
NET ASSETS	$131,512	$
NET ASSETS REPRESENTED BY:

Accumulation units	$131,512	$
Contracts in payout phase
NET ASSETS	$131,512	$

ACCUMULATION UNITS OUTSTANDING	11,738
UNIT VALUE (ACCUMULATION)	$11.20	$

(1) Cost of investments:	$117,515	$
Shares of investments:	51,381
INVESCO	INVESCO
OPPENHEIMER	OPPENHEIMER
V.I. MAIN	V.I. TOTAL	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.
STREET SMALL	RETURN BOND	GLOBAL REAL	GROWTH &	INTERNATIONAL
CAP FUND	FUND	ESTATE FUND	INCOME FUND	GROWTH FUND
612,350	$16,292	$46,884	$724,200	$195,168
0	0	0	0	0
0	0	0	2,756	0
0	0	0	0	0
612,350	16,292	46,884	726,956	195,168
0	0	0	2,756	0
0	0	0	0	0
101	3	6	59	13
101	3	6	2,815	13
612,249	$16,289	$46,878	$724,141	$195,155

612,249	$16,289	$46,878	$724,141	$195,155

612,249	$16,289	$46,878	$724,141	$195,155

47,500	1,522	3,488	44,267	13,080
12.89	$10.70	$13.44	$16.36	$14.92

628,321	$15,793	$42,847	$798,579	$177,679
26,752	2,083	2,637	37,996	5,072
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I.
	SMALL CAP
	EQUITY FUND
ASSETS:
Investments at fair value (1)	$10,730	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	10,730
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	2
Total liabilities	2
NET ASSETS	$10,728	$
NET ASSETS REPRESENTED BY:

Accumulation units	$10,728	$
Contracts in payout phase
NET ASSETS	$10,728	$

ACCUMULATION UNITS OUTSTANDING	940
UNIT VALUE (ACCUMULATION)	$11.41	$

(1) Cost of investments:	$11,446	$
Shares of investments:	646
	JANUS	JANUS	JANUS	JANUS
	HENDERSON VIT	HENDERSON VIT	HENDERSON VIT	HENDERSON VIT
IVY VIP ENERGY	BALANCED	ENTERPRISE	FLEXIBLE BOND	OVERSEAS
FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
105,540	$1,330,020	$1,181,684	$537,613	$67,807
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
105,540	1,330,020	1,181,684	537,613	67,807
0	0	0	0	0
0	0	0	0	0
17	5,500	184	87	13
17	5,500	184	87	13
105,523	$1,324,520	$1,181,500	$537,526	$67,794

105,523	$1,308,898	$1,181,500	$537,526	$67,794
	15,622
105,523	$1,324,520	$1,181,500	$537,526	$67,794

15,417	80,031	67,272	49,798	2,962
6.84	$16.35	$17.56	$10.79	$22.89

137,327	$1,162,375	$1,057,432	$515,657	$74,973
26,386	31,895	14,784	41,387	2,037
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JPMORGAN
	INSURANCE
	TRUST INCOME
	BUILDER
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$45,862	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	45,862
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	8
Total liabilities	8
NET ASSETS	$45,854	$
NET ASSETS REPRESENTED BY:

Accumulation units	$45,854	$
Contracts in payout phase
NET ASSETS	$45,854	$

ACCUMULATION UNITS OUTSTANDING	4,063
UNIT VALUE (ACCUMULATION)	$11.29	$

(1) Cost of investments:	$43,217	$
Shares of investments:	4,124
				MFS VIT III
JPMORGAN	LORD ABBETT	MFS VIT II		BLENDED
INSURANCE	SERIES	BLENDED		RESEARCH
TRUST SMALL	DEVELOPING	RESEARCH CORE	MFS VIT II	SMALL CAP
CAP CORE	GROWTH	EQUITY	TECHNOLOGY	EQUITY
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
10,659	$34,357	$181,114	$1,577,026	$114,105
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
10,659	34,357	181,114	1,577,026	114,105
0	0	0	0	0
0	0	0	0	0
2	3	16	255	18
2	3	16	255	18
10,657	$34,354	$181,098	$1,576,771	$114,087

10,657	$34,354	$181,098	$1,576,771	$114,087

10,657	$34,354	$181,098	$1,576,771	$114,087

1,012	1,951	12,457	78,587	8,910
10.53	$17.61	$14.54	$20.06	$12.80

10,135	$28,521	$177,260	$1,463,528	$120,726
468	1,150	3,447	79,208	10,152
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	NEUBERGER
	BERMAN AMT
	SUSTAINABLE
	EQUITY
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$157,868	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	157,868
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	23
Total liabilities	23
NET ASSETS	$157,845	$
NET ASSETS REPRESENTED BY:

Accumulation units	$157,845	$
Contracts in payout phase
NET ASSETS	$157,845	$

ACCUMULATION UNITS OUTSTANDING	10,647
UNIT VALUE (ACCUMULATION)	$14.83	$

(1) Cost of investments:	$151,074	$
Shares of investments:	5,853
	PIMCO VIT
	COMMODITY	PIMCO VIT LONG
	REALRETURN	TERM US	PIMCO VIT LOW	PIMCO VIT REAL
NVIT EMERGING	STRATEGY	GOVERNMENT	DURATION	RETURN
MARKETS FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
5,734	$105,581	$73,205	$333,579	$41,932
0	0	117	682	86
0	0	0	0	0
0	0	0	0	0
5,734	105,581	73,322	334,261	42,018
0	0	0	0	0
0	0	0	0	0
1	16	12	25	7
1	16	12	25	7
5,733	$105,565	$73,310	$334,236	$42,011

5,733	$105,565	$73,310	$334,236	$42,011

5,733	$105,565	$73,310	$334,236	$42,011

437	13,065	6,759	31,066	3,968
13.12	$8.08	$10.85	$10.76	$10.59

4,380	$114,411	$65,999	$343,443	$39,449
432	16,268	5,675	32,704	3,317
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIMCO VIT
	SHORT TERM
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$72,133	$
Investment income due and accrued	121
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	72,254
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	6
Total liabilities	6
NET ASSETS	$72,248	$
NET ASSETS REPRESENTED BY:

Accumulation units	$72,248	$
Contracts in payout phase
NET ASSETS	$72,248	$

ACCUMULATION UNITS OUTSTANDING	6,871
UNIT VALUE (ACCUMULATION)	$10.51	$

(1) Cost of investments:	$72,330	$
Shares of investments:	6,990
		PUTNAM VT		PUTNAM VT
PIMCO VIT	PUTNAM VT	GLOBAL ASSET	PUTNAM VT	GROWTH
TOTAL RETURN	EQUITY INCOME	ALLOCATION	GLOBAL EQUITY	OPPORTUNITIES
PORTFOLIO	FUND	FUND	FUND	FUND
730,688	$53,651	$85,779	$29,402	$1,361,840
1,765	0	0	0	0
0	0	0	0	0
0	0	0	0	0
732,453	53,651	85,779	29,402	1,361,840
0	0	0	0	0
0	0	0	0	0
77	9	14	5	211
77	9	14	5	211
732,376	$53,642	$85,765	$29,397	$1,361,629

732,376	$53,642	$85,765	$29,397	$1,361,629

732,376	$53,642	$85,765	$29,397	$1,361,629

62,612	4,080	7,051	2,358	76,378
11.70	$13.15	$12.16	$12.47	$17.83

718,418	$46,992	$79,202	$29,183	$1,211,831
66,306	1,996	4,996	1,501	120,730
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	INCOME FUND
ASSETS:
Investments at fair value (1)	$80,754	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	80,754
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	13
Total liabilities	13
NET ASSETS	$80,741	$
NET ASSETS REPRESENTED BY:

Accumulation units	$80,741	$
Contracts in payout phase
NET ASSETS	$80,741	$

ACCUMULATION UNITS OUTSTANDING	7,204
UNIT VALUE (ACCUMULATION)	$11.21	$

(1) Cost of investments:	$76,797	$
Shares of investments:	7,022
			PUTNAM VT
PUTNAM VT	PUTNAM VT	PUTNAM VT	MORTGAGE	PUTNAM VT
INTERNATIONAL	INTERNATIONAL	INTERNATIONAL	SECURITIES	MULTI-CAP CORE
EQUITY FUND	GROWTH FUND	VALUE FUND	FUND	FUND
74,600	$10,048	$7,288	$84,644	$86,798
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
74,600	10,048	7,288	84,644	86,798
0	0	0	0	0
0	0	0	0	0
5	2	1	14	14
5	2	1	14	14
74,595	$10,046	$7,287	$84,630	$86,784

74,595	$10,046	$7,287	$84,630	$86,784

74,595	$10,046	$7,287	$84,630	$86,784

6,561	860	617	7,855	5,813
11.37	$11.68	$11.81	$10.77	$14.93

69,267	$9,796	$8,072	$78,487	$79,692
4,977	519	706	8,331	4,433
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	RESEARCH FUND
ASSETS:
Investments at fair value (1)	$5,716	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Total assets	5,716
LIABILITIES:
Redemptions payable	0
Payable for investments purchased	0
Due to Great-West Life & Annuity Insurance Company of New York	1
Total liabilities	1
NET ASSETS	$5,715	$
NET ASSETS REPRESENTED BY:

Accumulation units	$5,715	$
Contracts in payout phase
NET ASSETS	$5,715	$

ACCUMULATION UNITS OUTSTANDING	373
UNIT VALUE (ACCUMULATION)	$15.32	$

(1) Cost of investments:	$4,803	$
Shares of investments:	192
		T. ROWE PRICE	T. ROWE PRICE
PUTNAM VT	PUTNAM VT	BLUE CHIP	HEALTH	VAN ECK VIP
SMALL CAP	SMALL CAP	GROWTH	SCIENCES	GLOBAL HARD
GROWTH FUND	VALUE FUND	PORTFOLIO	PORTFOLIO	ASSETS FUND
22,044	$142,338	$3,943,479	$1,147,512	$226,284
0	0	0	0	0
0	0	2,019
0	0	0	0	0
22,044	142,338	3,945,498	1,147,512	226,284
0	0	2,019	0	0
0	0	0	0	0
4	23	478	176	37
4	23	2,497	176	37
22,040	$142,315	$3,943,001	$1,147,336	$226,247

22,040	$142,315	$3,943,001	$1,147,336	$226,247

22,040	$142,315	$3,943,001	$1,147,336	$226,247

1,706	11,946	221,771	70,648	30,078
12.92	$11.91	$17.78	$16.24	$7.52

23,706	$191,432	$3,430,205	$1,012,477	$265,894
1,363	14,569	105,384	24,168	12,392
The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER CAPITAL
	APPRECIATION
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	1,980
Administrative charges	238
Total expenses	2,218
NET INVESTMENT INCOME (LOSS)	(2,218)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,312
Realized gain distributions	19,123
Net realized gain (loss) on investments	20,435
Change in net unrealized appreciation (depreciation)
on investments	24,212
Net realized and unrealized gain (loss) on investments	44,647
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,429	$

			ALPS ALERIAN	ALPS RED ROCKS
ALGER LARGE	ALGER MID CAP	ALGER SMALL	ENERGY	LISTED PRIVATE
CAP GROWTH	GROWTH	CAP GROWTH	INFRASTRUCTURE	EQUITY
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
0	$0	$0	$4,429	$0
1,399	831	2,101	3,244	2,228
168	100	224	0	0
1,567	931	2,325	3,244	2,228
(1,567)	(931)	(2,325)	1,185	(2,228)
516	223	583	(565)	(2,748)
2,234	7,507	9,324	0	1,941
2,750	7,730	9,907	(565)	(807)
23,568	8,672	30,437	39,745	67,204
26,318	16,402	40,344	39,180	66,397
24,751	$15,471	$38,019	$40,365	$64,169

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	CENTURY
	INVESTMENTS
	VP INFLATION
	PROTECTION
	FUND
INVESTMENT INCOME:
Dividends	$4,508	$
EXPENSES:
Mortality and expense risk	2,076
Administrative charges	0
Total expenses	2,076
NET INVESTMENT INCOME (LOSS)	2,432
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,410
Realized gain distributions	0
Net realized gain (loss) on investments	1,410
Change in net unrealized appreciation (depreciation)
on investments	12,376
Net realized and unrealized gain (loss) on investments	13,786
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,218	$

AMERICAN		AMERICAN	AMERICAN
CENTURY	AMERICAN	FUNDS IS BLUE	FUNDS IS
INVESTMENTS	CENTURY	CHIP INCOME	GLOBAL	AMERICAN
VP MID CAP	INVESTMENTS	AND GROWTH	GROWTH AND	FUNDS IS
VALUE FUND	VP VALUE FUND	FUND	INCOME FUND	GROWTH FUND
		(1)
9,020	$9,756	$1,909	$11,492	$4,172
5,123	5,637	1,210	7,548	8,546
0	0	0	0	0
5,123	5,637	1,210	7,548	8,546
3,897	4,119	699	3,944	(4,374)
(752)	427	(984)	(1,191)	(1,239)
48,733	28,007	9,139	32,065	77,635
47,981	28,434	8,155	30,874	76,396
56,339	75,474	3,479	124,359	96,241
104,320	103,908	11,634	155,233	172,637
108,217	$108,027	$12,333	$159,177	$168,263

(1) For the period January 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	FUNDS IS
	GROWTH-
	INCOME FUND
INVESTMENT INCOME:
Dividends	$6,923	$
EXPENSES:
Mortality and expense risk	5,470
Administrative charges	0
Total expenses	5,470
NET INVESTMENT INCOME (LOSS)	1,453
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,092)
Realized gain distributions	46,500
Net realized gain (loss) on investments	45,408
Change in net unrealized appreciation (depreciation)
on investments	49,390
Net realized and unrealized gain (loss) on investments	94,798
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$96,251	$

AMERICAN		BLACKROCK		BNY MELLON IP
FUNDS IS	AMERICAN	GLOBAL	BLACKROCK	TECHNOLOGY
INTERNATIONAL	FUNDS IS NEW	ALLOCATION VI	HIGH YIELD VI	GROWTH
FUND	WORLD FUND	FUND	FUND	PORTFOLIO
7,461	$2,497	$14,665	$52,414	$0
5,371	3,746	10,944	10,035	784
0	0	0	0	0
5,371	3,746	10,944	10,035	784
2,090	(1,249)	3,721	42,379	(784)
280	115	953	(614)	175
15,337	12,243	44,357	0	10,744
15,617	12,358	45,310	(614)	10,919
96,110	64,457	107,192	80,714	8,963
111,727	76,815	152,502	80,100	19,882
113,817	$75,566	$156,223	$122,479	$19,098

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	BNY MELLON
	SUSTAINABLE
	U.S. EQUITY
	PORTFOLIO, INC.
INVESTMENT INCOME:
Dividends	$101	$
EXPENSES:
Mortality and expense risk	88
Administrative charges	11
Total expenses	99
NET INVESTMENT INCOME (LOSS)	2
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	23
Realized gain distributions	223
Net realized gain (loss) on investments	246
Change in net unrealized appreciation (depreciation)
on investments	1,682
Net realized and unrealized gain (loss) on investments	1,928
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,930	$

				COLUMBIA
				VARIABLE
	CLEARBRIDGE		CLEARBRIDGE	PORTFOLIO -
BNY MELLON VIF	VARIABLE		VARIABLE	SELIGMAN
GROWTH AND	LARGE CAP	CLEARBRIDGE	SMALL CAP	GLOBAL
INCOME	GROWTH	VARIABLE MID	GROWTH	TECHNOLOGY
PORTFOLIO	PORTFOLIO	CAP PORTFOLIO	PORTFOLIO	FUND
637	$646	$425	$0	$0
739	4,642	1,403	6,046	5,583
89	0	0	0	530
828	4,642	1,403	6,046	6,113
(191)	(3,996)	(978)	(6,046)	(6,113)
384	5,664	196	10,286	(1)
6,451	19,092	1,167	50,166	66,956
6,835	24,756	1,363	60,452	66,955
7,307	81,278	30,190	65,886	124,496
14,142	106,034	31,553	126,338	191,451
13,951	$102,038	$30,575	$120,292	$185,338

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	COLUMBIA
	VARIABLE
	PORTFOLIO -
	STRATEGIC
	INCOME FUND
INVESTMENT INCOME:
Dividends	$1,141	$
EXPENSES:
Mortality and expense risk	378
Administrative charges	0
Total expenses	378
NET INVESTMENT INCOME (LOSS)	763
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5
Realized gain distributions	0
Net realized gain (loss) on investments	5
Change in net unrealized appreciation (depreciation)
on investments	1,887
Net realized and unrealized gain (loss) on investments	1,892
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,655	$

				DIMENSIONAL
	DELAWARE VIP			VA
DELAWARE VIP	INTERNATIONAL		DELAWARE VIP	INTERNATIONAL
EMERGING	VALUE EQUITY	DELAWARE VIP	SMALL CAP	SMALL
MARKETS SERIES	SERIES	REIT SERIES	VALUE SERIES	PORTFOLIO
1,974	$2,985	$3,460	$2,831	$413
4,404	443	1,687	3,907	109
0	0	0	0	0
4,404	443	1,687	3,907	109
(2,430)	2,542	1,773	(1,076)	304
(13,187)	(11,772)	(14,503)	(13,380)	(2,414)
10,770	2,538	0	29,193	183
(2,417)	(9,234)	(14,503)	15,813	(2,231)
75,869	12,095	46,490	60,516	6,028
73,452	2,861	31,987	76,329	3,797
71,022	$5,403	$33,760	$75,253	$4,101

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DIMENSIONAL
	VA
	INTERNATIONAL
	VALUE
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$649	$
EXPENSES:
Mortality and expense risk	126
Administrative charges	0
Total expenses	126
NET INVESTMENT INCOME (LOSS)	523
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,550)
Realized gain distributions	0
Net realized gain (loss) on investments	(1,550)
Change in net unrealized appreciation (depreciation)
on investments	4,157
Net realized and unrealized gain (loss) on investments	2,607
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,130	$

	DIMENSIONAL
DIMENSIONAL	VA US		EATON VANCE
VA US LARGE	TARGETED		VT FLOATING-	FEDERATED
VALUE	VALUE	DWS CAPITAL	RATE INCOME	HIGH INCOME
PORTFOLIO	PORTFOLIO	GROWTH VIP	FUND	BOND FUND II
1,858	$1,109	$162	$21,415	$19,751
549	708	1,010	5,855	4,331
0	0	0	0	0
549	708	1,010	5,855	4,331
1,309	401	(848)	15,560	15,420
(668)	(108)	152	(941)	(2,173)
943	1,949	11,049	0	0
275	1,841	11,201	(941)	(2,173)
20,616	8,665	19,368	12,662	30,687
20,891	10,506	30,569	11,721	28,514
22,200	$10,907	$29,721	$27,281	$43,934

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FIDELITY VIP
	ASSET MANAGER
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$3,106	$
EXPENSES:
Mortality and expense risk	2,143
Administrative charges	29
Total expenses	2,172
NET INVESTMENT INCOME (LOSS)	934
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(40)
Realized gain distributions	7,047
Net realized gain (loss) on investments	7,007
Change in net unrealized appreciation (depreciation)
on investments	18,324
Net realized and unrealized gain (loss) on investments	25,331
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,265	$

		FIDELITY VIP	FIDELITY VIP
FIDELITY VIP	FIDELITY VIP	GOVERNMENT	GROWTH	FIDELITY VIP
BALANCED	CONTRAFUND	MONEY MARKET	OPPORTUNITIES	GROWTH
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
33,964	$33	$617	$31	$43
10,394	90	387	250	207
0	11	47	30	25
10,394	101	434	280	232
23,570	(68)	183	(249)	(189)
(3,440)	28	0	1,127	225
88,298	780	0	1,670	986
84,858	808	0	2,797	1,211
305,232	1,078	0	3,931	3,511
390,090	1,886	0	6,728	4,722
413,660	$1,818	$183	$6,479	$4,533

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FIDELITY VIP
	HIGH INCOME
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$3,172	$
EXPENSES:
Mortality and expense risk	763
Administrative charges	92
Total expenses	855
NET INVESTMENT INCOME (LOSS)	2,317
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(243)
Realized gain distributions	0
Net realized gain (loss) on investments	(243)
Change in net unrealized appreciation (depreciation)
on investments	5,504
Net realized and unrealized gain (loss) on investments	5,261
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,578	$

				FIRST
	FIDELITY VIP			TRUST/DOW
	INTERNATIONAL	FIDELITY VIP		JONES DIVIDEND
FIDELITY VIP	CAPITAL	INVESTMENT	FIDELITY VIP	& INCOME
INDEX 500	APPRECIATION	GRADE BOND	OVERSEAS	ALLOCATION
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
2,382	$716	$347	$1,244	$1,277
1,499	2,662	158	879	973
180	0	19	106	0
1,679	2,662	177	985	973
703	(1,946)	170	259	304
1,265	429	4	67	152
1,755	2,001	0	2,458	3,006
3,020	2,430	4	2,525	3,158
26,719	61,474	808	13,211	10,556
29,739	63,904	812	15,736	13,714
30,442	$61,958	$982	$15,995	$14,018

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FRANKLIN
	INCOME VIP
	FUND
INVESTMENT INCOME:
Dividends	$46,323	$
EXPENSES:
Mortality and expense risk	10,809
Administrative charges	0
Total expenses	10,809
NET INVESTMENT INCOME (LOSS)	35,514
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	166
Realized gain distributions	14,262
Net realized gain (loss) on investments	14,428
Change in net unrealized appreciation (depreciation)
on investments	70,447
Net realized and unrealized gain (loss) on investments	84,875
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$120,389	$

GOLDMAN
SACHS VIT
MULTI-	GOLDMAN
STRATEGY	SACHS VIT US	GREAT-WEST	GREAT-WEST	GREAT-WEST
ALTERNATIVES	EQUITY	AGGRESSIVE	ARIEL MID CAP	BOND INDEX
PORTFOLIO	INSIGHTS FUND	PROFILE FUND	VALUE FUND	FUND
2,398	$1,215	$4,111	$1,315	$4,076
798	1,520	2,506	1,005	3,414
0	0	0	0	0
798	1,520	2,506	1,005	3,414
1,600	(305)	1,605	310	662
(39)	(5,785)	(839)	83	272
0	4,245	27,887	8,367	0
(39)	(1,540)	27,048	8,450	272
5,224	28,288	16,290	7,874	23,408
5,185	26,748	43,338	16,324	23,680
6,785	$26,443	$44,943	$16,634	$24,342

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	CONSERVATIVE
	PROFILE FUND
	CLASS L
INVESTMENT INCOME:
Dividends	$11,578	$
EXPENSES:
Mortality and expense risk	9,575
Administrative charges	0
Total expenses	9,575
NET INVESTMENT INCOME (LOSS)	2,003
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(7,680)
Realized gain distributions	24,261
Net realized gain (loss) on investments	16,581
Change in net unrealized appreciation (depreciation)
on investments	55,412
Net realized and unrealized gain (loss) on investments	71,993
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,996	$

GREAT-WEST		GREAT-WEST		GREAT-WEST
CONSERVATIVE	GREAT-WEST	EMERGING	GREAT-WEST	GOVERNMENT
PROFILE FUND	CORE BOND	MARKETS	GLOBAL BOND	MONEY MARKET
INVESTOR CLASS	FUND	EQUITY FUND	FUND	FUND
17,981	$4,172	$43	$13,945	$47,107
7,880	447	42	4,564	14,456
0	0	0	0	0
7,880	447	42	4,564	14,456
10,101	3,725	1	9,381	32,651
(41,685)	21	18	703	0
31,730	0	0	0	0
(9,955)	21	18	703	0
120,441	9,065	680	3,435	0
110,486	9,086	698	4,138	0
120,587	$12,811	$699	$13,519	$32,651

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	HIGH YIELD
	BOND FUND
INVESTMENT INCOME:
Dividends	$45,046	$
EXPENSES:
Mortality and expense risk	9,415
Administrative charges	0
Total expenses	9,415
NET INVESTMENT INCOME (LOSS)	35,631
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,159)
Realized gain distributions	0
Net realized gain (loss) on investments	(2,159)
Change in net unrealized appreciation (depreciation)
on investments	60,619
Net realized and unrealized gain (loss) on investments	58,460
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$94,091	$

GREAT-WEST
INFLATION-				GREAT-WEST
PROTECTED	GREAT-WEST	GREAT-WEST	GREAT-WEST	INVESCO SMALL
SECURITIES	INTERNATIONAL	INTERNATIONAL	INTERNATIONAL	CAP VALUE
FUND	GROWTH FUND	INDEX FUND	VALUE FUND	FUND
198	$120	$20,193	$6,423	$1,210
160	1,430	6,400	5,033	2,949
0	0	0	0	0
160	1,430	6,400	5,033	2,949
38	(1,310)	13,793	1,390	(1,739)
28	(6,116)	6,464	(14,553)	(1,244)
0	84	2,599	5,870	0
28	(6,032)	9,063	(8,683)	(1,244)
597	41,372	122,037	91,884	40,629
625	35,340	131,100	83,201	39,385
663	$34,030	$144,893	$84,591	$37,646

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LARGE CAP
	GROWTH FUND
INVESTMENT INCOME:
Dividends	$639	$
EXPENSES:
Mortality and expense risk	3,560
Administrative charges	0
Total expenses	3,560
NET INVESTMENT INCOME (LOSS)	(2,921)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(9,593)
Realized gain distributions	52,649
Net realized gain (loss) on investments	43,056
Change in net unrealized appreciation (depreciation)
on investments	55,083
Net realized and unrealized gain (loss) on investments	98,139
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$95,218	$

GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
LARGE CAP	LIFETIME 2020	LIFETIME 2025	LIFETIME 2030	LIFETIME 2035
VALUE FUND	FUND	FUND	FUND	FUND
(1)
0	$5,094	$8,138	$7,332	$4,861
1,405	3,223	6,364	4,519	2,011
0	0	0	0	0
1,405	3,223	6,364	4,519	2,011
(1,405)	1,871	1,774	2,813	2,850
1,126	(156)	137	(311)	(79)
7,885	12,537	30,992	22,289	24,934
9,011	12,381	31,129	21,978	24,855
35,393	22,786	47,097	38,132	34,498
44,404	35,167	78,226	60,110	59,353
42,999	$37,038	$80,000	$62,923	$62,203

(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2040
	FUND
INVESTMENT INCOME:
Dividends	$381	$
EXPENSES:
Mortality and expense risk	230
Administrative charges	0
Total expenses	230
NET INVESTMENT INCOME (LOSS)	151
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(116)
Realized gain distributions	1,480
Net realized gain (loss) on investments	1,364
Change in net unrealized appreciation (depreciation)
on investments	1,757
Net realized and unrealized gain (loss) on investments	3,121
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,272	$

GREAT-WEST		GREAT-WEST	GREAT-WEST	GREAT-WEST
LOOMIS SAYLES	GREAT-WEST	MODERATE	MODERATE	MODERATELY
SMALL CAP	MID CAP VALUE	PROFILE FUND	PROFILE FUND	AGGRESSIVE
VALUE FUND	FUND	CLASS L	INVESTOR CLASS	PROFILE FUND
1	$651	$114,480	$106,297	$24,642
1,846	3,870	143,448	59,930	7,630
0	0	0	0	0
1,846	3,870	143,448	59,930	7,630
(1,845)	(3,219)	(28,968)	46,367	17,012
434	(6,267)	(44,707)	(28,250)	(8,823)
819	0	669,490	440,819	140,515
1,253	(6,267)	624,783	412,569	131,692
33,970	67,162	1,101,243	325,100	111,893
35,223	60,895	1,726,026	737,669	243,585
33,378	$57,676	$1,697,058	$784,036	$260,597

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MODERATELY
	CONSERVATIVE
	PROFILE FUND
	CLASS L
INVESTMENT INCOME:
Dividends	$24,934	$
EXPENSES:
Mortality and expense risk	20,714
Administrative charges	0
Total expenses	20,714
NET INVESTMENT INCOME (LOSS)	4,220
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(17,339)
Realized gain distributions	88,515
Net realized gain (loss) on investments	71,176
Change in net unrealized appreciation (depreciation)
on investments	142,424
Net realized and unrealized gain (loss) on investments	213,600
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$217,820	$

GREAT-WEST
MODERATELY
CONSERVATIVE	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
PROFILE FUND	MULTI-SECTOR	LARGE CAP	REAL ESTATE	S&P 500® INDEX
INVESTOR CLASS	BOND FUND	VALUE FUND	INDEX FUND	FUND
		(1)
11,390	$17,396	$982	$4,098	$72,452
7,047	10,446	5,572	4,964	79,726
0	0	0	0	0
7,047	10,446	5,572	4,964	79,726
4,343	6,950	(4,590)	(866)	(7,274)
(515)	3,521	20,291	(2,287)	255,143
31,745	1,574	0	18,058	489,842
31,230	5,095	20,291	15,771	744,985
35,624	88,759	88,069	60,144	1,730,721
66,854	93,854	108,360	75,915	2,475,706
71,197	$100,804	$103,770	$75,049	$2,468,432

(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	S&P MID CAP
	400® INDEX
	FUND
INVESTMENT INCOME:
Dividends	$7,885	$
EXPENSES:
Mortality and expense risk	25,960
Administrative charges	0
Total expenses	25,960
NET INVESTMENT INCOME (LOSS)	(18,075)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	25,476
Realized gain distributions	92,150
Net realized gain (loss) on investments	117,626
Change in net unrealized appreciation (depreciation)
on investments	414,976
Net realized and unrealized gain (loss) on investments	532,602
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$514,527	$

	GREAT-WEST
GREAT-WEST	SECURE-	GREAT-WEST		GREAT-WEST T.
S&P SMALL CAP	FOUNDATION®	SHORT	GREAT-WEST	ROWE PRICE MID
600® INDEX	BALANCED	DURATION BOND	SMALL CAP	CAP GROWTH
FUND	FUND	FUND	GROWTH FUND	FUND
14,145	$417,799	$21,803	$0	$104
22,038	237,239	4,558	1,444	7,886
0	0	0	0	0
22,038	237,239	4,558	1,444	7,886
(7,893)	180,560	17,245	(1,444)	(7,782)
847	79,822	779	(1,217)	5,311
140,737	1,275,719	0	5,582	20,876
141,584	1,355,541	779	4,365	26,187
266,955	1,485,689	32,779	25,686	206,827
408,539	2,841,230	33,558	30,051	233,014
400,646	$3,021,790	$50,803	$28,607	$225,232

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	U.S.
	GOVERNMENT
	SECURITIES
	FUND
INVESTMENT INCOME:
Dividends	$14,212	$
EXPENSES:
Mortality and expense risk	6,277
Administrative charges	0
Total expenses	6,277
NET INVESTMENT INCOME (LOSS)	7,935
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,898
Realized gain distributions	0
Net realized gain (loss) on investments	2,898
Change in net unrealized appreciation (depreciation)
on investments	36,463
Net realized and unrealized gain (loss) on investments	39,361
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$47,296	$

INVESCO	INVESCO	INVESCO
OPPENHEIMER	OPPENHEIMER	OPPENHEIMER
V.I.	V.I. MAIN	V.I. TOTAL	INVESCO V.I.	INVESCO V.I.
INTERNATIONAL	STREET SMALL	RETURN BOND	GLOBAL REAL	GROWTH &
GROWTH FUND	CAP FUND	FUND	ESTATE FUND	INCOME FUND
		(1)
903	$0	$500	$1,562	$10,624
1,498	6,237	153	408	3,978
0	0	0	0	0
1,498	6,237	153	408	3,978
(595)	(6,237)	347	1,154	6,646
(2,503)	(5,493)	6	25	(4,342)
6,243	51,169	0	54	75,164
3,740	45,676	6	79	70,822
26,596	72,369	499	7,069	66,300
30,336	118,045	505	7,148	137,122
29,741	$111,808	$852	$8,302	$143,768

(1) For the period January 9, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I.
	INTERNATIONAL
	GROWTH FUND
INVESTMENT INCOME:
Dividends	$2,330	$
EXPENSES:
Mortality and expense risk	890
Administrative charges	0
Total expenses	890
NET INVESTMENT INCOME (LOSS)	1,440
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	149
Realized gain distributions	11,710
Net realized gain (loss) on investments	11,859
Change in net unrealized appreciation (depreciation)
on investments	29,057
Net realized and unrealized gain (loss) on investments	40,916
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,356	$

		JANUS	JANUS	JANUS
INVESCO V.I.		HENDERSON VIT	HENDERSON VIT	HENDERSON VIT
SMALL CAP	IVY VIP ENERGY	BALANCED	ENTERPRISE	FLEXIBLE BOND
EQUITY FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO
0	$0	$20,407	$529	$15,025
120	1,629	7,261	11,041	6,196
0	0	0	0	0
120	1,629	7,261	11,041	6,196
(120)	(1,629)	13,146	(10,512)	8,829
(7)	(22,855)	2,337	13,592	(178)
1,296	0	31,984	60,470	0
1,289	(22,855)	34,321	74,062	(178)
964	23,320	191,123	182,443	31,865
2,253	465	225,444	256,505	31,687
2,133	$(1,164)	$238,590	$245,993	$40,516

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	OVERSEAS
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$1,162	$
EXPENSES:
Mortality and expense risk	755
Administrative charges	91
Total expenses	846
NET INVESTMENT INCOME (LOSS)	316
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(285)
Realized gain distributions	0
Net realized gain (loss) on investments	(285)
Change in net unrealized appreciation (depreciation)
on investments	13,638
Net realized and unrealized gain (loss) on investments	13,353
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,669	$

JPMORGAN	JPMORGAN	LORD ABBETT	MFS VIT II
INSURANCE	INSURANCE	SERIES	BLENDED	MFS VIT II
TRUST INCOME	TRUST SMALL	DEVELOPING	RESEARCH CORE	INTERNATIONAL
BUILDER	CAP CORE	GROWTH	EQUITY	GROWTH
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
				(1)
1,417	$10	$0	$1,319	$0
540	101	201	838	14
0	0	0	0	0
540	101	201	838	14
877	(91)	(201)	481	(14)
73	(234)	46	(304)	2,841
119	655	3,181	8,014	0
192	421	3,227	7,710	2,841
4,300	1,405	5,098	20,698	0
4,492	1,826	8,325	28,408	2,841
5,369	$1,735	$8,124	$28,889	$2,827

(1) For the period June 6, 2019 to June 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	MFS VIT II
	TECHNOLOGY
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	16,871
Administrative charges	0
Total expenses	16,871
NET INVESTMENT INCOME (LOSS)	(16,871)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	74,446
Realized gain distributions	195,961
Net realized gain (loss) on investments	270,407
Change in net unrealized appreciation (depreciation)
on investments	204,367
Net realized and unrealized gain (loss) on investments	474,774
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$457,903	$

MFS VIT III
BLENDED	NEUBERGER		PIMCO VIT
RESEARCH	BERMAN AMT		COMMODITY	PIMCO VIT LONG
SMALL CAP	SUSTAINABLE		REALRETURN	TERM US
EQUITY	EQUITY	NVIT EMERGING	STRATEGY	GOVERNMENT
PORTFOLIO	PORTFOLIO	MARKETS FUND	PORTFOLIO	PORTFOLIO
515	$420	$113	$4,454	$1,537
1,210	1,558	73	1,168	885
0	0	0	0	0
1,210	1,558	73	1,168	885
(695)	(1,138)	40	3,286	652
(567)	(27)	14	(3,787)	(1,424)
18,001	8,056	0	0	0
17,434	8,029	14	(3,787)	(1,424)
2,354	23,889	937	11,150	7,954
19,788	31,918	951	7,363	6,530
19,093	$30,780	$991	$10,649	$7,182

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIMCO VIT LOW
	DURATION
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$9,126	$
EXPENSES:
Mortality and expense risk	1,820
Administrative charges	0
Total expenses	1,820
NET INVESTMENT INCOME (LOSS)	7,306
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,175)
Realized gain distributions	0
Net realized gain (loss) on investments	(1,175)
Change in net unrealized appreciation (depreciation)
on investments	5,229
Net realized and unrealized gain (loss) on investments	4,054
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,360	$

				PUTNAM VT
PIMCO VIT REAL	PIMCO VIT	PIMCO VIT	PUTNAM VT	GLOBAL ASSET
RETURN	SHORT TERM	TOTAL RETURN	EQUITY INCOME	ALLOCATION
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND
642	$1,692	$21,314	$1,354	$1,155
491	426	5,592	719	979
0	0	0	0	0
491	426	5,592	719	979
151	1,266	15,722	635	176
12	(33)	(698)	20	32
0	0	0	5,788	2,460
12	(33)	(698)	5,808	2,492
2,547	191	37,010	7,949	8,991
2,559	158	36,312	13,757	11,483
2,710	$1,424	$52,034	$14,392	$11,659

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	GLOBAL EQUITY
	FUND
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	331
Administrative charges	0
Total expenses	331
NET INVESTMENT INCOME (LOSS)	(331)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	86
Realized gain distributions	2,297
Net realized gain (loss) on investments	2,383
Change in net unrealized appreciation (depreciation)
on investments	3,991
Net realized and unrealized gain (loss) on investments	6,374
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,043	$

PUTNAM VT
GROWTH		PUTNAM VT	PUTNAM VT	PUTNAM VT
OPPORTUNITIES	PUTNAM VT	INTERNATIONAL	INTERNATIONAL	INTERNATIONAL
FUND	INCOME FUND	EQUITY FUND	GROWTH FUND	VALUE FUND
1,244	$2,551	$988	$0	$176
12,588	937	273	111	80
0	0	0	0	0
12,588	937	273	111	80
(11,344)	1,614	715	(111)	96
6,392	(124)	(6,658)	(4)	(17)
125,967	561	127	1,052	370
132,359	437	(6,531)	1,048	353
182,517	5,713	21,465	971	703
314,876	6,150	14,934	2,019	1,056
303,532	$7,764	$15,649	$1,908	$1,152

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	MORTGAGE
	SECURITIES
	FUND
INVESTMENT INCOME:
Dividends	$1,748	$
EXPENSES:
Mortality and expense risk	968
Administrative charges	0
Total expenses	968
NET INVESTMENT INCOME (LOSS)	780
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	22
Realized gain distributions	0
Net realized gain (loss) on investments	22
Change in net unrealized appreciation (depreciation)
on investments	8,183
Net realized and unrealized gain (loss) on investments	8,205
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,985	$

				T. ROWE PRICE
PUTNAM VT		PUTNAM VT	PUTNAM VT	BLUE CHIP
MULTI-CAP CORE	PUTNAM VT	SMALL CAP	SMALL CAP	GROWTH
FUND	RESEARCH FUND	GROWTH FUND	VALUE FUND	PORTFOLIO
	(1)
851	$0	$0	$835	$0
931	37	242	1,570	31,724
0	0	0	0	0
931	37	242	1,570	31,724
(80)	(37)	(242)	(735)	(31,724)
95	4	(33)	(1,085)	154,038
7,951	0	2,358	13,462	102,152
8,046	4	2,325	12,377	256,190
12,270	913	3,727	14,388	639,104
20,316	917	6,052	26,765	895,294
20,236	$880	$5,810	$26,030	$863,570

(1) For the period June 3, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	T. ROWE PRICE
	HEALTH	VAN ECK VIP
	SCIENCES	GLOBAL HARD
	PORTFOLIO	ASSETS FUND
INVESTMENT INCOME:
Dividends	$0	$0
EXPENSES:
Mortality and expense risk	11,004	2,968
Administrative charges	0	0
Total expenses	11,004	2,968
NET INVESTMENT INCOME (LOSS)	(11,004)	(2,968)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,060	(21,635)
Realized gain distributions	50,170	0
Net realized gain (loss) on investments	67,230	(21,635)
Change in net unrealized appreciation (depreciation)
on investments	174,768	45,686
Net realized and unrealized gain (loss) on investments	241,998	24,051
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$230,994	$21,083

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION
		PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(2,218)	$(1,938)	$(1,567)	$(1,504)	$(931)	$(887)
Net realized gain (loss) on investments		20,435	25,021	2,750	18,522	7,730	8,872
Change in net unrealized appreciation (depreciation)
on investments		24,212	(25,111)	23,569	(16,270)	8,672	(13,186)
Increase (decrease) in net assets resulting
from operations		42,429	(2,028)	24,752	748	15,471	(5,201)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	0	0	0	0
Transfers for contract benefits and terminations		0	0	0	(1)	(189)	(302)
Net transfers		0	0	0	0	0	0
Contract charges		(31)	(48)	(12)	(12)	(13)	(13)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(31)	(48)	(12)	(13)	(202)	(315)
Total increase (decrease) in net assets		42,398	(2,076)	24,740	735	15,269	(5,516)
NET ASSETS:
Beginning of period		133,753	135,829	96,471	95,736	54,412	59,928
End of period		$176,151	$133,753	$121,211	$96,471	$69,681	$54,412
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	0	0	0	0
Units redeemed		0	0	0	(1)	(2)	(4)
Net increase (decrease)		0	0	0	(1)	(2)	(4)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				ALPS ALERIAN ENERGY INFRASTRUCTURE		ALPS RED ROCKS LISTED PRIVATE EQUITY
	ALGER SMALL CAP GROWTH PORTFOLIO			PORTFOLIO		PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(2,325)	$(2,133)	$1,185	$1,768	$(2,228)	$9,112
Net realized gain (loss) on investments		9,907	6,483	(565)	(604)	(807)	3,693
Change in net unrealized appreciation (depreciation)
on investments		30,439	(4,294)	39,745	(51,093)	67,204	(44,036)
Increase (decrease) in net assets resulting
from operations		38,021	56	40,365	(49,929)	64,169	(31,231)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	32,707	56,651	19,034	151,469
Transfers for contract benefits and terminations		0	1	(1,452)	(3,537)	(72,849)	(318)
Net transfers		0	0	(750)	1,309	(10,070)	(16,938)
Contract charges		(11)	(10)	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(11)	(9)	30,505	54,423	(63,885)	134,213
Total increase (decrease) in net assets		38,010	47	70,870	4,494	284	102,982
NET ASSETS:
Beginning of period		137,922	137,875	207,028	202,534	183,347	80,365
End of period		$175,932	$137,922	$277,898	$207,028	$183,631	$183,347
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	2,979	5,026	2,230	15,345
Units redeemed		0	0	(194)	(320)	(7,135)	(4,285)
Net increase (decrease)		0	0	2,785	4,706	(4,905)	11,060

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP		AMERICAN CENTURY INVESTMENTS VP		AMERICAN CENTURY INVESTMENTS VP
	INFLATION PROTECTION FUND		MID CAP VALUE FUND		VALUE FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,432	$3,897	$3,897	$332	$4,119	$1,591
Net realized gain (loss) on investments	1,410	(162)	47,981	11,815	28,434	1,332
Change in net unrealized appreciation (depreciation)
on investments	12,376	(8,733)	56,339	(71,445)	75,474	(45,514)
Increase (decrease) in net assets resulting
from operations	16,218	(4,998)	108,217	(59,298)	108,027	(42,591)
CONTRACT TRANSACTIONS:
Purchase payments	5,364	176,053	32,090	251,323	45,433	187,331
Transfers for contract benefits and terminations	(109,998)	(1,384)	(2,035)	(7,751)	(6,023)	(7,053)
Net transfers	1,779	(398)	5,208	(17)	16,791	(2,800)
Contract charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(102,855)	174,271	35,263	243,555	56,201	177,478
Total increase (decrease) in net assets	(86,637)	169,273	143,480	184,257	164,228	134,887
NET ASSETS:
Beginning of period	225,238	55,965	376,293	192,036	398,768	263,881
End of period	$138,601	$225,238	$519,773	$376,293	$562,996	$398,768
CHANGES IN UNITS OUTSTANDING:

Units issued	698	17,538	3,389	19,822	5,180	16,632
Units redeemed	(10,439)	(289)	(157)	(765)	(496)	(1,641)
Net increase (decrease)	(9,741)	17,249	3,232	19,057	4,684	14,991

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	AMERICAN FUNDS
	IS BLUE CHIP
	INCOME AND	AMERICAN FUNDS IS GLOBAL GROWTH
	GROWTH FUND	AND INCOME FUND		AMERICAN FUNDS IS GROWTH FUND
	2019	2019	2018	2019	2018
	(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$699	$3,944	$3,554	$(4,374)	$(399)
Net realized gain (loss) on investments	8,155	30,874	17,149	76,396	(38)
Change in net unrealized appreciation (depreciation)
on investments	3,479	124,359	(78,598)	96,241	(21,607)
Increase (decrease) in net assets resulting
from operations	12,333	159,177	(57,895)	168,263	(22,044)
CONTRACT TRANSACTIONS:
Purchase payments	33,795	3,405	579,403	366,952	215,625
Transfers for contract benefits and terminations	(12,018)	(3,471)	(1,620)	(10,966)	0
Net transfers	68,775	(282)	9,199	65,712	29,985
Contract charges	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	90,552	(348)	586,982	421,698	245,610
Total increase (decrease) in net assets	102,885	158,829	529,087	589,961	223,566
NET ASSETS:
Beginning of period	0	544,814	15,727	223,566	0
End of period	$102,885	$703,643	$544,814	$813,527	$223,566
CHANGES IN UNITS OUTSTANDING:

Units issued	12,279	298	53,273	44,363	23,746
Units redeemed	(3,047)	(311)	(880)	(1,064)	0
Net increase (decrease)	9,232	(13)	52,393	43,299	23,746

(1)For the period January 22, 2019 to December 31, 2019.

(2)For the period May 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH-INCOME			AMERICAN FUNDS IS INTERNATIONAL
		FUND		FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2019		2018	2019	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,453	$2,958	$2,090	$4,755	$(1,249)	$(408)
Net realized gain (loss) on investments		45,408	(40)	15,617	28,246	12,358	7,393
Change in net unrealized appreciation (depreciation)
on investments		49,390	(47,752)	96,110	(118,382)	64,457	(45,974)
Increase (decrease) in net assets resulting
from operations		96,251	(44,834)	113,817	(85,381)	75,566	(38,989)
CONTRACT TRANSACTIONS:
Purchase payments		17,495	388,704	458	169,949	47,510	223,596
Transfers for contract benefits and terminations		(5,445)	0	(20,494)	(5,933)	(4,437)	(6,068)
Net transfers		17,064	29,946	(5,827)	(2,682)	487	(15)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		29,114	418,650	(25,863)	161,334	43,560	217,513
Total increase (decrease) in net assets		125,365	373,816	87,954	75,953	119,126	178,524
NET ASSETS:
Beginning of period		373,816	0	538,187	462,234	237,984	59,460
End of period		$499,181	$373,816	$626,141	$538,187	$357,110	$237,984
CHANGES IN UNITS OUTSTANDING:

Units issued		5,680	39,622	54	17,193	4,219	19,071
Units redeemed		(2,753)	0	(2,211)	(3,198)	(361)	(2,047)
Net increase (decrease)		2,927	39,622	(2,157)	13,995	3,858	17,024

(1) For the period June 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI				BNY MELLON IP TECHNOLOGY GROWTH
	FUND		BLACKROCK HIGH YIELD VI FUND		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$3,721	$(438)	$42,379	$22,891	$(784)	$(766)
Net realized gain (loss) on investments	45,310	43,589	(614)	1,441	10,919	4,968
Change in net unrealized appreciation (depreciation)
on investments	107,192	(127,396)	80,714	(54,839)	8,962	(5,855)
Increase (decrease) in net assets resulting
from operations	156,223	(84,245)	122,479	(30,507)	19,097	(1,653)
CONTRACT TRANSACTIONS:
Purchase payments	0	294,600	288,371	427,706	0	0
Transfers for contract benefits and terminations	(4,220)	(13,083)	(23,469)	(18,418)	0	(380)
Net transfers	147,634	21	25,608	105,775	0	0
Contract charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	143,414	281,538	290,510	515,063	0	(380)
Total increase (decrease) in net assets	299,637	197,293	412,989	484,556	19,097	(2,033)
NET ASSETS:
Beginning of period	909,504	712,211	795,324	310,768	78,151	80,184
End of period	$1,209,141	$909,504	$1,208,313	$795,324	$97,248	$78,151
CHANGES IN UNITS OUTSTANDING:

Units issued	12,522	27,216	29,725	53,489	0	0
Units redeemed	(591)	(1,326)	(4,137)	(6,413)	0	(21)
Net increase (decrease)	11,931	25,890	25,588	47,076	0	(21)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY			BNY MELLON VIF GROWTH AND INCOME		CLEARBRIDGE VARIABLE LARGE CAP
		PORTFOLIO, INC.		PORTFOLIO		GROWTH PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$2	$21	$(191)	$(340)	$(3,996)	$(1,821)
Net realized gain (loss) on investments		246	1,201	6,835	5,371	24,756	9,060
Change in net unrealized appreciation (depreciation)
on investments		1,682	(1,584)	7,307	(8,310)	81,278	(23,179)
Increase (decrease) in net assets resulting
from operations		1,930	(362)	13,951	(3,279)	102,038	(15,940)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	0	0	70,980	278,902
Transfers for contract benefits and terminations		0	1	(457)	(99)	(7,735)	(2,295)
Net transfers		0	0	0	0	(18,008)	27,595
Contract charges		(7)	(7)	(9)	(9)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(7)	(6)	(466)	(108)	45,237	304,202
Total increase (decrease) in net assets		1,923	(368)	13,485	(3,387)	147,275	288,262
NET ASSETS:
Beginning of period		5,948	6,316	51,225	54,612	315,540	27,278
End of period		$7,871	$5,948	$64,710	$51,225	$462,815	$315,540
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	0	0	10,377	26,121
Units redeemed		0	0	(7)	(2)	(6,906)	(394)
Net increase (decrease)		0	0	(7)	(2)	3,471	25,727

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP			CLEARBRIDGE VARIABLE SMALL CAP		COLUMBIA VARIABLE PORTFOLIO -
		PORTFOLIO		GROWTH PORTFOLIO		SELIGMAN GLOBAL TECHNOLOGY FUND
	2019		2018	2019	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(978)	$(306)	$(6,046)	$(4,117)	$(6,113)	$(5,537)
Net realized gain (loss) on investments		1,363	1,677	60,452	63,719	66,955	41,552
Change in net unrealized appreciation (depreciation)
on investments		30,190	(16,399)	65,886	(95,734)	124,496	(72,144)
Increase (decrease) in net assets resulting
from operations		30,575	(15,028)	120,292	(36,132)	185,338	(36,129)
CONTRACT TRANSACTIONS:
Purchase payments		0	116,550	31,763	408,118	0	0
Transfers for contract benefits and terminations		(5,115)	(1,806)	(95,655)	(9,229)	(2,136)	(1,721)
Net transfers		0	(8)	(28,037)	27,626	0	0
Contract charges		0	0	0	0	(185)	(195)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(5,115)	114,736	(91,929)	426,515	(2,321)	(1,916)
Total increase (decrease) in net assets		25,460	99,708	28,363	390,383	183,017	(38,045)
NET ASSETS:
Beginning of period		99,708	0	472,270	81,887	348,917	386,962
End of period		$125,168	$99,708	$500,633	$472,270	$531,934	$348,917
CHANGES IN UNITS OUTSTANDING:

Units issued		0	11,357	4,939	34,503	0	1
Units redeemed		(456)	(538)	(10,835)	(2,455)	(74)	(72)
Net increase (decrease)		(456)	10,819	(5,896)	32,048	(74)	(71)

(1) For the period March 9, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO -				DELAWARE VIP EMERGING MARKETS		DELAWARE VIP INTERNATIONAL VALUE
	STRATEGIC INCOME FUND				SERIES		EQUITY SERIES
	2019		2018		2019	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$763		$791	$(2,430)	$4,742	$2,542	$1,102
Net realized gain (loss) on investments		5		(4)	(2,417)	(5,182)	(9,234)	(421)
Change in net unrealized appreciation (depreciation)
on investments		1,887		(949)	75,869	(61,198)	12,095	(10,390)
Increase (decrease) in net assets resulting
from operations		2,655		(162)	71,022	(61,638)	5,403	(9,709)
CONTRACT TRANSACTIONS:
Purchase payments		0		0	120,114	188,329	0	13,767
Transfers for contract benefits and terminations		0		0	(65,040)	(800)	0	0
Net transfers		0		29,971	9,737	81,225	(10,734)	25,267
Contract charges		0		0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		0		29,971	64,811	268,754	(10,734)	39,034
Total increase (decrease) in net assets		2,655		29,809	135,833	207,116	(5,331)	29,325
NET ASSETS:
Beginning of period		29,809		0	316,176	109,060	44,988	15,663
End of period		$32,464		$29,809	$452,009	$316,176	$39,657	$44,988
CHANGES IN UNITS OUTSTANDING:

Units issued		0		3,010	31,150	29,329	10,702	4,430
Units redeemed		0		0	(26,033)	(9,315)	(11,768)	(1,253)
Net increase (decrease)		0		3,010	5,117	20,014	(1,066)	3,177

(1) For the period June 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

						DIMENSIONAL VA INTERNATIONAL SMALL
	DELAWARE VIP REIT SERIES			DELAWARE VIP SMALL CAP VALUE SERIES		PORTFOLIO
	2019		2018	2019	2018	2019	2018
							(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,773	$699	$(1,076)	$(1,553)	$304	$329
Net realized gain (loss) on investments		(14,503)	1,689	15,813	2,396	(2,231)	1,102
Change in net unrealized appreciation (depreciation)
on investments		46,490	(15,844)	60,516	(76,652)	6,028	(6,563)
Increase (decrease) in net assets resulting
from operations		33,760	(13,456)	75,253	(75,809)	4,101	(5,132)
CONTRACT TRANSACTIONS:
Purchase payments		678	50,818	32,708	67,055	656	24,123
Transfers for contract benefits and terminations		(110)	(7,722)	0	(568)	0	0
Net transfers		(80,553)	14,522	(48,008)	97,859	(10,352)	2,844
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(79,985)	57,618	(15,300)	164,346	(9,696)	26,967
Total increase (decrease) in net assets		(46,225)	44,162	59,953	88,537	(5,595)	21,835
NET ASSETS:
Beginning of period		166,696	122,534	291,059	202,522	21,835	0
End of period		$120,471	$166,696	$351,012	$291,059	$16,240	$21,835
CHANGES IN UNITS OUTSTANDING:

Units issued		62	6,339	3,031	22,883	287	2,618
Units redeemed		(7,161)	(815)	(2,952)	(12,649)	(1,325)	0
Net increase (decrease)		(7,099)	5,524	79	10,234	(1,038)	2,618

(1) For the period April 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL VALUE			DIMENSIONAL VA US LARGE VALUE		DIMENSIONAL VA US TARGETED VALUE
		PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019		2018	2019	2018	2019	2018
			(1)		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$523	$578	$1,309	$1,758	$401	$(5)
Net realized gain (loss) on investments		(1,550)	65	275	2,225	1,841	312
Change in net unrealized appreciation (depreciation)
on investments		4,157	(4,952)	20,616	(12,682)	8,665	(1,260)
Increase (decrease) in net assets resulting
from operations		3,130	(4,309)	22,200	(8,699)	10,907	(953)
CONTRACT TRANSACTIONS:
Purchase payments		460	24,123	0	96,495	0	5,496
Transfers for contract benefits and terminations		0	0	0	0	0	0
Net transfers		(6,103)	2,349	(30,818)	12,272	64,731	0
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(5,643)	26,472	(30,818)	108,767	64,731	5,496
Total increase (decrease) in net assets		(2,513)	22,163	(8,618)	100,068	75,638	4,543
NET ASSETS:
Beginning of period		22,163	0	100,068	0	4,543	0
End of period		$19,650	$22,163	$91,450	$100,068	$80,181	$4,543
CHANGES IN UNITS OUTSTANDING:

Units issued		662	2,555	707	10,787	7,474	548
Units redeemed		(1,251)	0	(3,574)	(146)	0	0
Net increase (decrease)		(589)	2,555	(2,867)	10,641	7,474	548

(1)For the period April 10, 2018 to December 31, 2018.

(2)For the period April 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

					EATON VANCE VT FLOATING-RATE
	DWS CAPITAL GROWTH VIP				INCOME FUND		FEDERATED HIGH INCOME BOND FUND II
	2019		2018		2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(848)		$(507)	$15,560	$9,204	$15,420	$8,502
Net realized gain (loss) on investments		11,201		10,242	(941)	246	(2,173)	(383)
Change in net unrealized appreciation (depreciation)
on investments		19,368		(11,707)	12,662	(18,290)	30,687	(20,552)
Increase (decrease) in net assets resulting
from operations		29,721		(1,972)	27,281	(8,840)	43,934	(12,433)
CONTRACT TRANSACTIONS:
Purchase payments		0		0	71,362	160,200	2,157	144,499
Transfers for contract benefits and terminations		0		(8,397)	(31,156)	(3,815)	(9,451)	(3,047)
Net transfers		0		0	(36,728)	50,911	65,557	99,238
Contract charges		0		0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		0		(8,397)	3,478	207,296	58,263	240,690
Total increase (decrease) in net assets		29,721		(10,369)	30,759	198,456	102,197	228,257
NET ASSETS:
Beginning of period		83,857		94,226	449,971	251,515	314,955	86,698
End of period		$113,578		$83,857	$480,730	$449,971	$417,152	$314,955
CHANGES IN UNITS OUTSTANDING:

Units issued		0		0	7,350	19,675	7,983	24,228
Units redeemed		0		(635)	(6,978)	(503)	(2,360)	(412)
Net increase (decrease)		0		(635)	372	19,172	5,623	23,816

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER
		PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$934	$732	$23,570	$10,352	$(68)	$(49)
Net realized gain (loss) on investments		7,007	5,486	84,858	21,401	808	603
Change in net unrealized appreciation (depreciation)
on investments		18,324	(17,257)	305,232	(113,531)	1,078	(1,063)
Increase (decrease) in net assets resulting
from operations		26,265	(11,039)	413,660	(81,778)	1,818	(509)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	330,480	390,553	0	0
Transfers for contract benefits and terminations		(1,554)	(1,516)	(27,374)	(8,011)	0	1
Net transfers		0	0	290,043	914,620	0	0
Contract charges		(46)	(48)	0	0	(4)	(4)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(1,600)	(1,564)	593,149	1,297,162	(4)	(3)
Total increase (decrease) in net assets		24,665	(12,603)	1,006,809	1,215,384	1,814	(512)
NET ASSETS:
Beginning of period		157,153	169,756	1,389,005	173,621	6,110	6,622
End of period		$181,818	$157,153	$2,395,814	$1,389,005	$7,924	$6,110
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	60,730	119,189	0	0
Units redeemed		(29)	(30)	(7,427)	(737)	0	0
Net increase (decrease)		(29)	(30)	53,303	118,452	0	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY				FIDELITY VIP GROWTH OPPORTUNITIES
	MARKET PORTFOLIO				PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2019		2018		2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$183		$70	$(249)	$(227)	$(189)	$(180)
Net realized gain (loss) on investments		0		0	2,797	1,949	1,211	2,311
Change in net unrealized appreciation (depreciation)
on investments		0		0	3,931	(39)	3,511	(2,323)
Increase (decrease) in net assets resulting
from operations		183		70	6,479	1,683	4,533	(192)
CONTRACT TRANSACTIONS:
Purchase payments		0		0	0	0	0	0
Transfers for contract benefits and terminations		(151)		(152)	(1,371)	(1,263)	(265)	(269)
Net transfers		0		0	0	0	0	0
Contract charges		(8)		(9)	0	0	(12)	(11)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(159)		(161)	(1,371)	(1,263)	(277)	(280)
Total increase (decrease) in net assets		24		(91)	5,108	420	4,256	(472)
NET ASSETS:
Beginning of period		30,888		30,979	17,114	16,694	14,038	14,510
End of period		$30,912		$30,888	$22,222	$17,114	$18,294	$14,038
CHANGES IN UNITS OUTSTANDING:

Units issued		0		0	0	0	0	0
Units redeemed		(11)		(12)	(22)	(27)	(2)	(2)
Net increase (decrease)		(11)		(12)	(22)	(27)	(2)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

						FIDELITY VIP INTERNATIONAL CAPITAL
	FIDELITY VIP HIGH INCOME PORTFOLIO			FIDELITY VIP INDEX 500 PORTFOLIO		APPRECIATION PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$2,317	$2,459	$703	$534	$(1,946)	$255
Net realized gain (loss) on investments		(243)	(283)	3,020	5,863	2,430	1,097
Change in net unrealized appreciation (depreciation)
on investments		5,504	(4,910)	26,719	(12,647)	61,474	(23,926)
Increase (decrease) in net assets resulting
from operations		7,578	(2,734)	30,442	(6,250)	61,958	(22,574)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	0	0	650	187,880
Transfers for contract benefits and terminations		(286)	(472)	(626)	(8,474)	(10,406)	(3,178)
Net transfers		0	0	0	0	11,662	(13)
Contract charges		(24)	(24)	(30)	(60)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(310)	(496)	(656)	(8,534)	1,906	184,689
Total increase (decrease) in net assets		7,268	(3,230)	29,786	(14,784)	63,864	162,115
NET ASSETS:
Beginning of period		56,156	59,386	103,413	118,197	194,420	32,305
End of period		$63,424	$56,156	$133,199	$103,413	$258,284	$194,420
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	0	0	1,053	19,305
Units redeemed		(5)	(8)	(1)	(23)	(864)	(2,729)
Net increase (decrease)		(5)	(8)	(1)	(23)	189	16,576

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND					FIRST TRUST/DOW JONES DIVIDEND &
		PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		INCOME ALLOCATION PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$170	$130	$259	$117	$304	$473
Net realized gain (loss) on investments		4	71	2,525	115	3,158	(4)
Change in net unrealized appreciation (depreciation)
on investments		808	(438)	13,211	(11,955)	10,556	(3,040)
Increase (decrease) in net assets resulting
from operations		982	(237)	15,995	(11,723)	14,018	(2,571)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	0	0	1,200	68,461
Transfers for contract benefits and terminations		(1)	0	0	0	(2,471)	(794)
Net transfers		0	0	0	0	0	(498)
Contract charges		(8)	(8)	(2)	(3)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(9)	(8)	(2)	(3)	(1,271)	67,169
Total increase (decrease) in net assets		973	(245)	15,993	(11,726)	12,747	64,598
NET ASSETS:
Beginning of period		12,049	12,294	61,545	73,271	72,779	8,181
End of period		$13,022	$12,049	$77,538	$61,545	$85,526	$72,779
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	0	0	109	8,449
Units redeemed		(1)	0	0	0	(217)	(2,050)
Net increase (decrease)		(1)	0	0	0	(108)	6,399

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				GOLDMAN SACHS VIT MULTI-STRATEGY		GOLDMAN SACHS VIT US EQUITY
	FRANKLIN INCOME VIP FUND			ALTERNATIVES PORTFOLIO		INSIGHTS FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$35,514	$30,094	$1,600	$1,486	$(305)	$773
Net realized gain (loss) on investments		14,428	4,685	(39)	(433)	(1,540)	19,961
Change in net unrealized appreciation (depreciation)
on investments		70,447	(82,951)	5,224	(7,207)	28,288	(38,818)
Increase (decrease) in net assets resulting
from operations		120,389	(48,172)	6,785	(6,154)	26,443	(18,084)
CONTRACT TRANSACTIONS:
Purchase payments		18,503	257,773	0	49,971	0	142,073
Transfers for contract benefits and terminations		(12,772)	(16,337)	(169)	(206)	(26,064)	(8,347)
Net transfers		(11,866)	(10,640)	1,892	(580)	0	(10)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(6,135)	230,796	1,723	49,185	(26,064)	133,716
Total increase (decrease) in net assets		114,254	182,624	8,508	43,031	379	115,632
NET ASSETS:
Beginning of period		823,171	640,547	87,458	44,427	120,919	5,287
End of period		$937,425	$823,171	$95,966	$87,458	$121,298	$120,919
CHANGES IN UNITS OUTSTANDING:

Units issued		1,631	22,849	200	5,484	0	13,298
Units redeemed		(2,158)	(2,399)	(20)	(324)	(1,856)	(3,791)
Net increase (decrease)		(527)	20,450	180	5,160	(1,856)	9,507

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND			GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,605	$2,909	$310	$(256)	$662	$959
Net realized gain (loss) on investments		27,048	23,652	8,450	140	272	(292)
Change in net unrealized appreciation (depreciation)
on investments		16,290	(52,554)	7,874	(8,742)	23,408	(2,459)
Increase (decrease) in net assets resulting
from operations		44,943	(25,993)	16,634	(8,858)	24,342	(1,792)
CONTRACT TRANSACTIONS:
Purchase payments		4,001	143,898	5,752	14,238	30,590	103,444
Transfers for contract benefits and terminations		(1,501)	(11,122)	0	(253)	(3,808)	(5,504)
Net transfers		(1)	(10)	56,217	1,985	39,417	22,138
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase						2,234	(2,583)
Increase (decrease) in net assets resulting from
contract transactions		2,499	132,766	61,969	15,970	68,433	117,495
Total increase (decrease) in net assets		47,442	106,773	78,603	7,112	92,775	115,703
NET ASSETS:
Beginning of period		182,957	76,184	49,358	42,246	300,034	184,331
End of period		$230,399	$182,957	$127,961	$49,358	$392,809	$300,034
CHANGES IN UNITS OUTSTANDING:

Units issued		331	12,637	4,900	1,449	6,835	13,988
Units redeemed		(134)	(974)	(31)	(28)	(424)	(2,249)
Net increase (decrease)		197	11,663	4,869	1,421	6,411	11,739

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE		GREAT-WEST CONSERVATIVE PROFILE
	FUND CLASS L		FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,003	$9,238	$10,101	$35,427	$3,725	$2,516
Net realized gain (loss) on investments	16,581	16,180	(9,955)	40,978	21	478
Change in net unrealized appreciation (depreciation)
on investments	55,412	(57,501)	120,441	(128,675)	9,065	(4,162)
Increase (decrease) in net assets resulting
from operations	73,996	(32,083)	120,587	(52,270)	12,811	(1,168)
CONTRACT TRANSACTIONS:
Purchase payments	101,056	581,469	0	0	0	0
Transfers for contract benefits and terminations	(12,113)	(12,079)	(385,769)	(2,667)	(3,592)	0
Net transfers	(166,373)	(332,769)	(644,481)	811,420	79,249	27,389
Contract charges	(9,132)	(9,613)	(622)	(782)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(86,562)	227,008	(1,030,872)	807,971	75,657	27,389
Total increase (decrease) in net assets	(12,566)	194,925	(910,285)	755,701	88,468	26,221
NET ASSETS:
Beginning of period	783,082	588,157	1,513,307	757,606	127,505	101,284
End of period	$770,516	$783,082	$603,022	$1,513,307	$215,973	$127,505
CHANGES IN UNITS OUTSTANDING:

Units issued	9,774	56,898	4,132	78,829	7,633	4,435
Units redeemed	(18,080)	(34,463)	(101,338)	(348)	(749)	(1,773)
Net increase (decrease)	(8,306)	22,435	(97,206)	78,481	6,884	2,662

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS					GREAT-WEST GOVERNMENT MONEY
		EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		MARKET FUND
	2019		2018	2019	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1	$20	$9,381	$4,383	$32,651	$18,082
Net realized gain (loss) on investments		18	0	703	1,557	0	0
Change in net unrealized appreciation (depreciation)
on investments		680	(56)	3,435	(11,155)	0	0
Increase (decrease) in net assets resulting
from operations		699	(36)	13,519	(5,215)	32,651	18,082
CONTRACT TRANSACTIONS:
Purchase payments		0	3,140	10,605	347,819	606,800	2,798,807
Transfers for contract benefits and terminations		(134)	0	(108,116)	(753)	(477,962)	(241,447)
Net transfers		1,000	0	(8)	(24)	2,127,558	(3,806,661)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		866	3,140	(97,519)	347,042	2,256,396	(1,249,301)
Total increase (decrease) in net assets		1,565	3,104	(84,000)	341,827	2,289,047	(1,231,219)
NET ASSETS:
Beginning of period		3,104	0	412,394	70,567	2,338,860	3,570,079
End of period		$4,669	$3,104	$328,394	$412,394	$4,627,907	$2,338,860
CHANGES IN UNITS OUTSTANDING:

Units issued		110	380	1,024	36,677	877,302	911,201
Units redeemed		(15)	0	(10,846)	(752)	(654,607)	(1,038,060)
Net increase (decrease)		95	380	(9,822)	35,925	222,695	(126,859)

(1) For the period November 14, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				GREAT-WEST INFLATION-PROTECTED		GREAT-WEST INTERNATIONAL GROWTH
	GREAT-WEST HIGH YIELD BOND FUND			SECURITIES FUND		FUND
	2019		2018	2019	2018	2019	2018
					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$35,631	$37,994	$38	$396	$(1,310)	$(1,224)
Net realized gain (loss) on investments		(2,159)	389	28	0	(6,032)	14,509
Change in net unrealized appreciation (depreciation)
on investments		60,619	(69,916)	597	(396)	41,372	(38,420)
Increase (decrease) in net assets resulting
from operations		94,091	(31,533)	663	0	34,030	(25,135)
CONTRACT TRANSACTIONS:
Purchase payments		162,017	150,431	0	13,213	0	129,491
Transfers for contract benefits and terminations		(42,852)	(13,691)	(1,592)	0	(54,012)	(775)
Net transfers		5,670	72,563	0	(1)	860	(2,121)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		124,835	209,303	(1,592)	13,212	(53,152)	126,595
Total increase (decrease) in net assets		218,926	177,770	(929)	13,212	(19,122)	101,460
NET ASSETS:
Beginning of period		625,804	448,034	13,212	0	120,644	19,184
End of period		$844,730	$625,804	$12,283	$13,212	$101,522	$120,644
CHANGES IN UNITS OUTSTANDING:

Units issued		16,679	20,437	0	1,338	86	11,764
Units redeemed		(5,195)	(1,465)	(155)	0	(4,909)	(269)
Net increase (decrease)		11,484	18,972	(155)	1,338	(4,823)	11,495

(1) For the period November 7, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX			GREAT-WEST INTERNATIONAL VALUE		GREAT-WEST INVESCO SMALL CAP VALUE
		FUND		FUND		FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$13,793	$8,782	$1,390	$1,499	$(1,739)	$3,890
Net realized gain (loss) on investments		9,063	10,837	(8,683)	78,665	(1,244)	8,331
Change in net unrealized appreciation (depreciation)
on investments		122,037	(128,634)	91,884	(145,880)	40,629	(45,743)
Increase (decrease) in net assets resulting
from operations		144,893	(109,015)	84,591	(65,716)	37,646	(33,522)
CONTRACT TRANSACTIONS:
Purchase payments		120,730	46,522	122,354	99,730	47,510	85,457
Transfers for contract benefits and terminations		(32,600)	(20,731)	(21,391)	(16,667)	(6,920)	(7,842)
Net transfers		(14,900)	167,323	(39,849)	47,976	10,280	5,061
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		73,230	193,114	61,114	131,039	50,870	82,676
Total increase (decrease) in net assets		218,123	84,099	145,705	65,323	88,516	49,154
NET ASSETS:
Beginning of period		667,619	583,520	373,049	307,726	196,097	146,943
End of period		$885,742	$667,619	$518,754	$373,049	$284,613	$196,097
CHANGES IN UNITS OUTSTANDING:

Units issued		14,337	17,622	11,531	12,460	5,555	8,005
Units redeemed		(6,117)	(1,431)	(6,103)	(1,273)	(607)	(876)
Net increase (decrease)		8,220	16,191	5,428	11,187	4,948	7,129

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				GREAT-WEST
				LARGE CAP VALUE
	GREAT-WEST LARGE CAP GROWTH FUND			FUND	GREAT-WEST LIFETIME 2020 FUND
	2019		2018	2019	2019	2018
				(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(2,921)	$(1,799)	$(1,405)	$1,871	$3,950
Net realized gain (loss) on investments		43,056	59,504	9,011	12,381	5,805
Change in net unrealized appreciation (depreciation)
on investments		55,083	(72,882)	35,393	22,785	(24,851)
Increase (decrease) in net assets resulting
from operations		95,218	(15,177)	42,999	37,037	(15,096)
CONTRACT TRANSACTIONS:
Purchase payments		17,260	111,573	0	0	76,569
Transfers for contract benefits and terminations		(1,784)	0	(564)	0	0
Net transfers		(37,324)	54,303	666,269	0	(5)
Contract charges		0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(21,848)	165,876	665,705	0	76,564
Total increase (decrease) in net assets		73,370	150,699	708,704	37,037	61,468
NET ASSETS:
Beginning of period		266,923	116,224	0	246,029	184,561
End of period		$340,293	$266,923	$708,704	$283,066	$246,029
CHANGES IN UNITS OUTSTANDING:

Units issued		5,054	13,068	69,348	0	6,700
Units redeemed		(6,064)	(1,498)	(2,871)	0	0
Net increase (decrease)		(1,010)	11,570	66,477	0	6,700

(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND			GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,774	$4,573	$2,813	$5,287	$2,850	$4,245
Net realized gain (loss) on investments		31,129	21,960	21,978	10,523	24,855	19,251
Change in net unrealized appreciation (depreciation)
on investments		47,097	(60,094)	38,132	(42,840)	34,497	(48,816)
Increase (decrease) in net assets resulting
from operations		80,000	(33,561)	62,923	(27,030)	62,202	(25,320)
CONTRACT TRANSACTIONS:
Purchase payments		0	182,178	0	163,768	0	113,622
Transfers for contract benefits and terminations		0	0	(601)	(4,358)	0	0
Net transfers		0	(13)	0	(11)	0	7,992
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		0	182,165	(601)	159,399	0	121,614
Total increase (decrease) in net assets		80,000	148,604	62,322	132,369	62,202	96,294
NET ASSETS:
Beginning of period		481,917	333,313	338,984	206,615	290,392	194,098
End of period		$561,917	$481,917	$401,306	$338,984	$352,594	$290,392
CHANGES IN UNITS OUTSTANDING:

Units issued		0	15,690	0	13,702	0	10,025
Units redeemed		0	0	(48)	(356)	0	0
Net increase (decrease)		0	15,690	(48)	13,346	0	10,025

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				GREAT-WEST LOOMIS SAYLES SMALL CAP
	GREAT-WEST LIFETIME 2040 FUND			VALUE FUND		GREAT-WEST MID CAP VALUE FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$151	$171	$(1,845)	$(2,510)	$(3,219)	$12,072
Net realized gain (loss) on investments		1,364	434	1,253	9,975	(6,267)	9,962
Change in net unrealized appreciation (depreciation)
on investments		1,757	(1,685)	33,970	(42,612)	67,162	(64,413)
Increase (decrease) in net assets resulting
from operations		3,272	(1,080)	33,378	(35,147)	57,676	(42,379)
CONTRACT TRANSACTIONS:
Purchase payments		8,851	0	954	7,833	0	223,984
Transfers for contract benefits and terminations		(895)	0	(1,199)	(10,306)	(79,025)	(8,612)
Net transfers		(2)	0	2,137	(58,547)	4,832	9,990
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		7,954	0	1,892	(61,020)	(74,193)	225,362
Total increase (decrease) in net assets		11,226	(1,080)	35,270	(96,167)	(16,517)	182,983
NET ASSETS:
Beginning of period		9,875	10,955	141,642	237,809	316,352	133,369
End of period		$21,101	$9,875	$176,912	$141,642	$299,835	$316,352
CHANGES IN UNITS OUTSTANDING:

Units issued		721	0	1,637	661	409	18,665
Units redeemed		(69)	0	(1,395)	(5,986)	(6,190)	(669)
Net increase (decrease)		652	0	242	(5,325)	(5,781)	17,996

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE
	CLASS L		INVESTOR CLASS		PROFILE FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(28,968)	$57,456	$46,367	$94,079	$17,012	$31,746
Net realized gain (loss) on investments	624,783	439,010	412,569	318,009	131,692	109,956
Change in net unrealized appreciation (depreciation)
on investments	1,101,243	(1,339,514)	325,100	(774,382)	111,893	(256,374)
Increase (decrease) in net assets resulting
from operations	1,697,058	(843,048)	784,036	(362,294)	260,597	(114,672)
CONTRACT TRANSACTIONS:
Purchase payments	1,060,774	6,650,564	0	961,276	0	265,674
Transfers for contract benefits and terminations	(331,966)	(266,761)	(171,329)	(87,911)	(64,666)	0
Net transfers	224,062	2,099,165	68,371	221,068	(1,274)	(18)
Contract charges	(136,475)	(91,760)	(34,555)	(44,022)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	816,395	8,391,208	(137,513)	1,050,411	(65,940)	265,656
Total increase (decrease) in net assets	2,513,453	7,548,160	646,523	688,117	194,657	150,984
NET ASSETS:
Beginning of period	10,064,409	2,516,249	4,893,146	4,205,029	1,336,237	1,185,253
End of period	$12,577,862	$10,064,409	$5,539,669	$4,893,146	$1,530,894	$1,336,237
CHANGES IN UNITS OUTSTANDING:

Units issued	149,332	817,602	6,186	125,456	0	24,661
Units redeemed	(68,945)	(34,030)	(18,800)	(24,935)	(5,703)	0
Net increase (decrease)	80,387	783,572	(12,614)	100,521	(5,703)	24,661

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			GREAT-WEST MODERATELY
	GREAT-WEST MODERATELY		CONSERVATIVE PROFILE FUND INVESTOR
	CONSERVATIVE PROFILE FUND CLASS L		CLASS		GREAT-WEST MULTI-SECTOR BOND FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$4,220	$21,244	$4,343	$9,463	$6,950	$12,943
Net realized gain (loss) on investments	71,176	65,541	31,230	24,447	5,095	7,599
Change in net unrealized appreciation (depreciation)
on investments	142,424	(193,993)	35,624	(69,629)	88,759	(53,630)
Increase (decrease) in net assets resulting
from operations	217,820	(107,208)	71,197	(35,719)	100,804	(33,088)
CONTRACT TRANSACTIONS:
Purchase payments	262,801	1,374,149	0	257,590	137,701	271,293
Transfers for contract benefits and terminations	(24,362)	(126,977)	(1,159)	0	(84,549)	(18,945)
Net transfers	(262,842)	(101,311)	0	(18)	14,478	48,453
Contract charges	(20,391)	(18,008)	(2,975)	(3,611)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(44,794)	1,127,853	(4,134)	253,961	67,630	300,801
Total increase (decrease) in net assets	173,026	1,020,645	67,063	218,242	168,434	267,713
NET ASSETS:
Beginning of period	1,679,998	659,353	545,018	326,776	887,359	619,646
End of period	$1,853,024	$1,679,998	$612,081	$545,018	$1,055,793	$887,359
CHANGES IN UNITS OUTSTANDING:

Units issued	24,048	131,095	0	24,322	16,757	32,366
Units redeemed	(28,426)	(23,638)	(382)	(348)	(10,693)	(4,170)
Net increase (decrease)	(4,378)	107,457	(382)	23,974	6,064	28,196

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND
	2019	2018	2019	2018	2019	2018
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(4,590)	$1,167	$(866)	$3,209	$(7,274)	$6,290
Net realized gain (loss) on investments	20,291	40,977	15,771	5,037	744,985	927,070
Change in net unrealized appreciation (depreciation)
on investments	88,069	(96,970)	60,144	(25,276)	1,730,721	(1,505,503)
Increase (decrease) in net assets resulting
from operations	103,770	(54,826)	75,049	(17,030)	2,468,432	(572,143)
CONTRACT TRANSACTIONS:
Purchase payments	23,792	213,229	153,295	40,596	1,545,438	2,025,053
Transfers for contract benefits and terminations	(9,244)	(9,912)	(16,393)	(5,225)	(218,465)	(162,306)
Net transfers	(610,773)	38,082	(5,616)	21,825	(1,231,259)	899,870
Contract charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase					1,676	(2,909)
Increase (decrease) in net assets resulting from
contract transactions	(596,225)	241,399	131,286	57,196	97,390	2,759,708
Total increase (decrease) in net assets	(492,455)	186,573	206,335	40,166	2,565,822	2,187,565
NET ASSETS:
Beginning of period	492,455	305,882	314,379	274,213	7,904,014	5,716,449
End of period	$0	$492,455	$520,714	$314,379	$10,469,836	$7,904,014
CHANGES IN UNITS OUTSTANDING:

Units issued	5,106	28,030	12,941	6,119	474,093	725,354
Units redeemed	(49,104)	(8,355)	(1,847)	(573)	(449,942)	(508,687)
Net increase (decrease)	(43,998)	19,675	11,094	5,546	24,151	216,667

(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST S&P MID CAP 400® INDEX		GREAT-WEST S&P SMALL CAP 600® INDEX		GREAT-WEST SECUREFOUNDATION®
	FUND		FUND		BALANCED FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(18,075)	$(3,783)	$(7,893)	$7,269	$180,560	$185,394
Net realized gain (loss) on investments	117,626	164,926	141,584	239,401	1,355,541	976,536
Change in net unrealized appreciation (depreciation)
on investments	414,976	(461,713)	266,955	(478,673)	1,485,689	(2,494,789)
Increase (decrease) in net assets resulting
from operations	514,527	(300,570)	400,646	(232,003)	3,021,790	(1,332,859)
CONTRACT TRANSACTIONS:
Purchase payments	471,611	505,328	490,208	487,251	2,287,078	7,714,890
Transfers for contract benefits and terminations	(83,040)	(55,120)	(69,860)	(61,034)	(795,806)	(477,843)
Net transfers	(192,458)	40,126	(300,911)	85,052	(405,414)	(387,634)
Contract charges	0	0	0	0	(231,666)	(197,389)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	196,113	490,334	119,437	511,269	854,192	6,652,024
Total increase (decrease) in net assets	710,640	189,764	520,083	279,266	3,875,982	5,319,165
NET ASSETS:
Beginning of period	2,030,347	1,840,583	1,890,920	1,611,654	18,072,653	12,753,488
End of period	$2,740,987	$2,030,347	$2,411,003	$1,890,920	$21,948,635	$18,072,653
CHANGES IN UNITS OUTSTANDING:

Units issued	43,838	47,659	38,616	46,385	217,279	706,817
Units redeemed	(21,673)	(7,589)	(23,070)	(6,786)	(142,008)	(147,378)
Net increase (decrease)	22,165	40,070	15,546	39,599	75,271	559,439

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST SHORT DURATION BOND				GREAT-WEST T. ROWE PRICE MID CAP
	FUND		GREAT-WEST SMALL CAP GROWTH FUND		GROWTH FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$17,245	$15,107	$(1,444)	$5,198	$(7,782)	$(4,568)
Net realized gain (loss) on investments	779	(429)	4,365	19,873	26,187	56,421
Change in net unrealized appreciation (depreciation)
on investments	32,779	(12,743)	25,686	(43,513)	206,827	(90,047)
Increase (decrease) in net assets resulting
from operations	50,803	1,935	28,607	(18,442)	225,232	(38,194)
CONTRACT TRANSACTIONS:
Purchase payments	0	4,443	0	53,256	22,404	311,017
Transfers for contract benefits and terminations	(74,163)	(22,417)	(2,620)	(1,476)	(27,113)	(27,845)
Net transfers	(1,209)	18,695	6,377	54,423	20,625	85,235
Contract charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(75,372)	721	3,757	106,203	15,916	368,407
Total increase (decrease) in net assets	(24,569)	2,656	32,364	87,761	241,148	330,213
NET ASSETS:
Beginning of period	1,052,008	1,049,352	107,788	20,027	737,747	407,534
End of period	$1,027,439	$1,052,008	$140,152	$107,788	$978,895	$737,747
CHANGES IN UNITS OUTSTANDING:

Units issued	263	2,368	541	8,558	4,787	35,270
Units redeemed	(7,195)	(2,295)	(262)	(1,601)	(3,560)	(6,606)
Net increase (decrease)	(6,932)	73	279	6,957	1,227	28,664

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT		INVESCO OPPENHEIMER V.I.		INVESCO OPPENHEIMER V.I. MAIN STREET
	SECURITIES FUND		INTERNATIONAL GROWTH FUND		SMALL CAP FUND
	2019	2018	2019	2018	2019	2018
				(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$7,935	$11,502	$(595)	$(365)	$(6,237)	$(3,125)
Net realized gain (loss) on investments	2,898	(5,062)	3,740	(143)	45,676	27,037
Change in net unrealized appreciation (depreciation)
on investments	36,463	(4,614)	26,596	(12,577)	72,369	(94,062)
Increase (decrease) in net assets resulting
from operations	47,296	1,826	29,741	(13,085)	111,808	(70,150)
CONTRACT TRANSACTIONS:
Purchase payments	40,839	1,152,391	8,484	101,203	14,282	341,561
Transfers for contract benefits and terminations	(46,449)	(11,919)	(845)	(856)	(7,665)	(6,582)
Net transfers	(6,780)	(729,093)	(23,123)	29,993	101,105	(4,363)
Contract charges	0	0	0	0		0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(12,390)	411,379	(15,484)	130,340	107,722	330,616
Total increase (decrease) in net assets	34,906	413,205	14,257	117,255	219,530	260,466
NET ASSETS:
Beginning of period	995,627	582,422	117,255	0	392,719	132,253
End of period	$1,030,533	$995,627	$131,512	$117,255	$612,249	$392,719
CHANGES IN UNITS OUTSTANDING:

Units issued	17,564	148,290	853	13,622	12,573	33,356
Units redeemed	(19,164)	(107,106)	(2,346)	(391)	(3,018)	(6,608)
Net increase (decrease)	(1,600)	41,184	(1,493)	13,231	9,555	26,748

(1) For the period January 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO
	OPPENHEIMER V.I.
	TOTAL RETURN
	BOND FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND
	2019	2019	2018	2019	2018
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$347	$1,154	$1,148	$6,646	$8,593
Net realized gain (loss) on investments	6	79	626	70,822	63,475
Change in net unrealized appreciation (depreciation)
on investments	499	7,069	(4,550)	66,300	(171,102)
Increase (decrease) in net assets resulting
from operations	852	8,302	(2,776)	143,768	(99,034)
CONTRACT TRANSACTIONS:
Purchase payments	8,185	0	8,602	715	103,142
Transfers for contract benefits and terminations	0	0	(4,264)	(34,290)	(16,503)
Net transfers	7,252	0	12,120	10,147	(7)
Contract charges	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	15,437	0	16,458	(23,428)	86,632
Total increase (decrease) in net assets	16,289	8,302	13,682	120,340	(12,402)
NET ASSETS:
Beginning of period	0	38,576	24,894	603,801	616,203
End of period	$16,289	$46,878	$38,576	$724,141	$603,801
CHANGES IN UNITS OUTSTANDING:

Units issued	1,522	0	1,598	929	8,464
Units redeemed	0	0	(398)	(2,311)	(996)
Net increase (decrease)	1,522	0	1,200	(1,382)	7,468

(1) For the period January 9, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH
		FUND		INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,440	$2,338	$(120)	$(125)	$(1,629)	$(2,189)
Net realized gain (loss) on investments		11,859	1,397	1,289	738	(22,855)	(11,825)
Change in net unrealized appreciation (depreciation)
on investments		29,057	(31,670)	964	(2,286)	23,320	(56,246)
Increase (decrease) in net assets resulting
from operations		42,356	(27,935)	2,133	(1,673)	(1,164)	(70,260)
CONTRACT TRANSACTIONS:
Purchase payments		0	12,813	0	0	32,707	95,352
Transfers for contract benefits and terminations		(1,102)	(1,055)	0	0	(51,738)	(3,508)
Net transfers		0	7,199	0	0	647	(14,541)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(1,102)	18,957	0	0	(18,384)	77,303
Total increase (decrease) in net assets		41,254	(8,978)	2,133	(1,673)	(19,548)	7,043
NET ASSETS:
Beginning of period		153,901	162,879	8,595	10,268	125,071	118,028
End of period		$195,155	$153,901	$10,728	$8,595	$105,523	$125,071
CHANGES IN UNITS OUTSTANDING:

Units issued		0	1,701	0	0	4,359	9,940
Units redeemed		(105)	(102)	0	0	(7,624)	(2,730)
Net increase (decrease)		(105)	1,599	0	0	(3,265)	7,210

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED		JANUS HENDERSON VIT ENTERPRISE		JANUS HENDERSON VIT FLEXIBLE BOND
	PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$13,146	$15,103	$(10,512)	$(4,339)	$8,829	$6,264
Net realized gain (loss) on investments	34,321	270,762	74,062	24,806	(178)	(3,697)
Change in net unrealized appreciation (depreciation)
on investments	191,123	(219,874)	182,443	(66,126)	31,865	(6,156)
Increase (decrease) in net assets resulting
from operations	238,590	65,991	245,993	(45,659)	40,516	(3,589)
CONTRACT TRANSACTIONS:
Purchase payments	5,832	248,738	283,910	357,576	0	280,571
Transfers for contract benefits and terminations	(27,010)	(23,773)	(12,881)	(2,570)	(3,756)	(3,383)
Net transfers	35,518	(2,257,405)	73,234	114,940	(6,761)	53,825
Contract charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase	2,028	(3,105)
Increase (decrease) in net assets resulting from
contract transactions	16,368	(2,035,545)	344,263	469,946	(10,517)	331,013
Total increase (decrease) in net assets	254,958	(1,969,554)	590,256	424,287	29,999	327,424
NET ASSETS:
Beginning of period	1,069,562	3,039,116	591,244	166,957	507,527	180,103
End of period	$1,324,520	$1,069,562	$1,181,500	$591,244	$537,526	$507,527
CHANGES IN UNITS OUTSTANDING:

Units issued	5,369	39,270	30,837	35,015	0	39,077
Units redeemed	(3,625)	(205,700)	(8,440)	(2,567)	(971)	(5,799)
Net increase (decrease)	1,744	(166,430)	22,397	32,448	(971)	33,278

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS			JPMORGAN INSURANCE TRUST INCOME		JPMORGAN INSURANCE TRUST SMALL CAP
		PORTFOLIO		BUILDER PORTFOLIO		CORE PORTFOLIO
	2019		2018	2019	2018	2019	2018
					(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$316	$222	$877	$(326)	$(91)	$(15)
Net realized gain (loss) on investments		(285)	(239)	192	21	421	(1)
Change in net unrealized appreciation (depreciation)
on investments		13,637	(10,396)	4,300	(1,655)	1,405	(881)
Increase (decrease) in net assets resulting
from operations		13,668	(10,413)	5,369	(1,960)	1,735	(897)
CONTRACT TRANSACTIONS:
Purchase payments		0	1	0	45,232	0	5,801
Transfers for contract benefits and terminations		0	0	(1,399)	(780)	(818)	0
Net transfers		0	0	(47)	(561)	4,836	0
Contract charges		(2)	(3)	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(2)	(2)	(1,446)	43,891	4,018	5,801
Total increase (decrease) in net assets		13,666	(10,415)	3,923	41,931	5,753	4,904
NET ASSETS:
Beginning of period		54,128	64,543	41,931	0	4,904	0
End of period		$67,794	$54,128	$45,854	$41,931	$10,657	$4,904
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	8	4,325	526	572
Units redeemed		0	0	(139)	(131)	(86)	0
Net increase (decrease)		0	0	(131)	4,194	440	572

(1)For the period February 13, 2018 to December 31, 2018.

(2)For the period August 1, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

							MFS VIT II
							INTERNATIONAL
	LORD ABBETT SERIES DEVELOPING				MFS VIT II BLENDED RESEARCH CORE		GROWTH
	GROWTH PORTFOLIO				EQUITY PORTFOLIO		PORTFOLIO
	2019		2018		2019	2018	2019
							(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(201)		$(180)	$481	$400	$(14)
Net realized gain (loss) on investments		3,227		4,045	7,710	6,323	2,841
Change in net unrealized appreciation (depreciation)
on investments		5,098		(2,746)	20,698	(18,979)	0
Increase (decrease) in net assets resulting
from operations		8,124		1,119	28,889	(12,256)	2,827
CONTRACT TRANSACTIONS:
Purchase payments		0		0	0	16,226	0
Transfers for contract benefits and terminations		0		(280)	(4,310)	0	0
Net transfers		0		0	62,128	75,985	(2,827)
Contract charges		0		0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		0		(280)	57,818	92,211	(2,827)
Total increase (decrease) in net assets		8,124		839	86,707	79,955	0
NET ASSETS:
Beginning of period		26,230		25,391	94,391	14,436	0
End of period		$34,354		$26,230	$181,098	$94,391	$0
CHANGES IN UNITS OUTSTANDING:

Units issued		0		0	4,464	9,356	8,375
Units redeemed		0		(18)	(424)	(2,093)	(8,375)
Net increase (decrease)		0		(18)	4,040	7,263	0

(1) For the period June 6, 2019 to June 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			MFS VIT III BLENDED RESEARCH SMALL		NEUBERGER BERMAN AMT SUSTAINABLE
	MFS VIT II TECHNOLOGY PORTFOLIO		CAP EQUITY PORTFOLIO		EQUITY PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(16,871)	$(10,523)	$(695)	$(213)	$(1,138)	$(706)
Net realized gain (loss) on investments	270,407	147,317	17,434	5,205	8,029	7,626
Change in net unrealized appreciation (depreciation)
on investments	204,367	(176,618)	2,354	(10,322)	23,889	(19,128)
Increase (decrease) in net assets resulting
from operations	457,903	(39,824)	19,093	(5,330)	30,780	(12,208)
CONTRACT TRANSACTIONS:
Purchase payments	257,625	472,627	8,065	20,114	0	92,607
Transfers for contract benefits and terminations	(60,896)	(89,522)	(4,130)	0	0	0
Net transfers	(389,048)	117,561	38,209	10,004	0	29,966
Contract charges	0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(192,319)	500,666	42,144	30,118	0	122,573
Total increase (decrease) in net assets	265,584	460,842	61,237	24,788	30,780	110,365
NET ASSETS:
Beginning of period	1,311,187	850,345	52,850	28,062	127,065	16,700
End of period	$1,576,771	$1,311,187	$114,087	$52,850	$157,845	$127,065
CHANGES IN UNITS OUTSTANDING:

Units issued	27,954	48,815	6,087	2,593	0	9,830
Units redeemed	(36,496)	(18,367)	(2,330)	0	0	0
Net increase (decrease)	(8,542)	30,448	3,757	2,593	0	9,830

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				PIMCO VIT COMMODITY REALRETURN		PIMCO VIT LONG TERM US GOVERNMENT
	NVIT EMERGING MARKETS FUND			STRATEGY PORTFOLIO		PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$40	$(58)	$3,286	$594	$652	$434
Net realized gain (loss) on investments		14	17	(3,787)	(416)	(1,424)	(789)
Change in net unrealized appreciation (depreciation)
on investments		937	(1,063)	11,150	(16,734)	7,954	(1,235)
Increase (decrease) in net assets resulting
from operations		991	(1,104)	10,649	(16,556)	7,182	(1,590)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	0	79,148	32,707	10,343
Transfers for contract benefits and terminations		0	0	(1,432)	(1,158)	(613)	(8,541)
Net transfers		0	0	(14,221)	(5)	(8,879)	(41)
Contract charges		(3)	(3)	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(3)	(3)	(15,653)	77,985	23,215	1,761
Total increase (decrease) in net assets		988	(1,107)	(5,004)	61,429	30,397	171
NET ASSETS:
Beginning of period		4,745	5,852	110,569	49,140	42,913	42,742
End of period		$5,733	$4,745	$105,565	$110,569	$73,310	$42,913
CHANGES IN UNITS OUTSTANDING:

Units issued		0	0	0	9,220	8,368	1,082
Units redeemed		0	0	(1,979)	(175)	(6,035)	(903)
Net increase (decrease)		0	0	(1,979)	9,045	2,333	179

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO			PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO
	2019		2018	2019	2018	2019	2018
					(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$7,306	$4,384	$151	$8	$1,266	$579
Net realized gain (loss) on investments		(1,175)	(1,427)	12	0	(33)	65
Change in net unrealized appreciation (depreciation)
on investments		5,229	(3,558)	2,547	(64)	191	(388)
Increase (decrease) in net assets resulting
from operations		11,360	(601)	2,710	(56)	1,424	256
CONTRACT TRANSACTIONS:
Purchase payments		8,851	44,867	8,185	31,176	23,759	6,196
Transfers for contract benefits and terminations		(25,233)	(26,881)	0	0	(5,462)	0
Net transfers		218	14,665	(2)	(2)	2,366	43,709
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(16,164)	32,651	8,183	31,174	20,663	49,905
Total increase (decrease) in net assets		(4,804)	32,050	10,893	31,118	22,087	50,161
NET ASSETS:
Beginning of period		339,040	306,990	31,118	0	50,161	0
End of period		$334,236	$339,040	$42,011	$31,118	$72,248	$50,161
CHANGES IN UNITS OUTSTANDING:

Units issued		937	6,043	822	3,146	2,574	4,942
Units redeemed		(2,370)	(2,578)	0	0	(561)	(84)
Net increase (decrease)		(1,433)	3,465	822	3,146	2,013	4,858

(1)For the period August 6, 2018 to December 31, 2018.

(2)For the period April 20, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

						PUTNAM VT GLOBAL ASSET ALLOCATION
	PIMCO VIT TOTAL RETURN PORTFOLIO			PUTNAM VT EQUITY INCOME FUND		FUND
	2019		2018	2019	2018	2019	2018
							(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$15,722	$9,264	$635	$(341)	$176	$(95)
Net realized gain (loss) on investments		(698)	4,449	5,808	2,994	2,492	(1)
Change in net unrealized appreciation (depreciation)
on investments		37,010	(17,194)	7,949	(8,935)	8,991	(2,414)
Increase (decrease) in net assets resulting
from operations		52,034	(3,481)	14,392	(6,282)	11,659	(2,510)
CONTRACT TRANSACTIONS:
Purchase payments		21,196	246,387	0	0	0	76,621
Transfers for contract benefits and terminations		(37,530)	(37,055)	0	(1)	0	0
Net transfers		17,680	72,580	(19,999)	0	0	(5)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		1,346	281,912	(19,999)	(1)	0	76,616
Total increase (decrease) in net assets		53,380	278,431	(5,607)	(6,283)	11,659	74,106
NET ASSETS:
Beginning of period		678,996	400,565	59,249	65,532	74,106	0
End of period		$732,376	$678,996	$53,642	$59,249	$85,765	$74,106
CHANGES IN UNITS OUTSTANDING:

Units issued		4,957	34,474	0	0	0	7,051
Units redeemed		(4,418)	(7,468)	(1,727)	0	0	0
Net increase (decrease)		539	27,006	(1,727)	0	0	7,051

(1) For the period November 26, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				PUTNAM VT GROWTH OPPORTUNITIES
	PUTNAM VT GLOBAL EQUITY FUND			FUND		PUTNAM VT INCOME FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(331)	$(218)	$(11,344)	$(7,606)	$1,614	$1,119
Net realized gain (loss) on investments		2,383	85	132,359	42,928	437	(369)
Change in net unrealized appreciation (depreciation)
on investments		3,991	(4,268)	182,517	(51,708)	5,713	(1,207)
Increase (decrease) in net assets resulting
from operations		6,043	(4,401)	303,532	(16,386)	7,764	(457)
CONTRACT TRANSACTIONS:
Purchase payments		0	24,758	40,929	370,874	18,460	9,710
Transfers for contract benefits and terminations		(1,102)	(425)	(24,173)	(14,295)	(1,639)	(4,936)
Net transfers		39	83	302,842	32,508	(1,778)	1,162
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(1,063)	24,416	319,598	389,087	15,043	5,936
Total increase (decrease) in net assets		4,980	20,015	623,130	372,701	22,807	5,479
NET ASSETS:
Beginning of period		24,417	4,402	738,499	365,798	57,934	52,455
End of period		$29,397	$24,417	$1,361,629	$738,499	$80,741	$57,934
CHANGES IN UNITS OUTSTANDING:

Units issued		4	2,103	24,890	33,435	1,863	1,077
Units redeemed		(95)	(36)	(4,653)	(5,422)	(374)	(483)
Net increase (decrease)		(91)	2,067	20,237	28,013	1,489	594

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY			PUTNAM VT INTERNATIONAL GROWTH		PUTNAM VT INTERNATIONAL VALUE
		FUND		FUND		FUND
	2019		2018	2019	2018	2019	2018
							(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$715	$1,085	$(111)	$(121)	$96	$75
Net realized gain (loss) on investments		(6,531)	(4,426)	1,048	859	353	(6)
Change in net unrealized appreciation (depreciation)
on investments		21,465	(21,311)	970	(2,724)	703	(1,487)
Increase (decrease) in net assets resulting
from operations		15,649	(24,652)	1,907	(1,986)	1,152	(1,418)
CONTRACT TRANSACTIONS:
Purchase payments		0	0	0	0	0	7,554
Transfers for contract benefits and terminations		(1,144)	0	0	(247)	0	0
Net transfers		(4,391)	27,345	0	0	0	(1)
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(5,535)	27,345	0	(247)	0	7,553
Total increase (decrease) in net assets		10,114	2,693	1,907	(2,233)	1,152	6,135
NET ASSETS:
Beginning of period		64,481	61,788	8,139	10,372	6,135	0
End of period		$74,595	$64,481	$10,046	$8,139	$7,287	$6,135
CHANGES IN UNITS OUTSTANDING:

Units issued		9,726	18,289	0	0	0	2,320
Units redeemed		(10,226)	(16,811)	0	(21)	0	(1,703)
Net increase (decrease)		(500)	1,478	0	(21)	0	617

(1) For the period March 8, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

						PUTNAM VT
	PUTNAM VT MORTGAGE SECURITIES FUND			PUTNAM VT MULTI-CAP CORE FUND		RESEARCH FUND
	2019		2018	2019	2018	2019
						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$780	$1,155	$(80)	$(105)	$(37)
Net realized gain (loss) on investments		22	(24)	8,046	6,135	4
Change in net unrealized appreciation (depreciation)
on investments		8,183	(2,043)	12,270	(13,783)	913
Increase (decrease) in net assets resulting
from operations		8,985	(912)	20,236	(7,753)	880
CONTRACT TRANSACTIONS:
Purchase payments		0	61,001	0	26,334	0
Transfers for contract benefits and terminations		(263)	0	(1,694)	(1,858)	0
Net transfers		0	(4)	0	(2)	4,835
Contract charges		0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		(263)	60,997	(1,694)	24,474	4,835
Total increase (decrease) in net assets		8,722	60,085	18,542	16,721	5,715
NET ASSETS:
Beginning of period		75,908	15,823	68,242	51,521	0
End of period		$84,630	$75,908	$86,784	$68,242	$5,715
CHANGES IN UNITS OUTSTANDING:

Units issued		0	6,272	0	1,991	373
Units redeemed		(25)	0	(132)	(142)	0
Net increase (decrease)		(25)	6,272	(132)	1,849	373

(1) For the period June 3, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

						T. ROWE PRICE BLUE CHIP GROWTH
	PUTNAM VT SMALL CAP GROWTH FUND			PUTNAM VT SMALL CAP VALUE FUND		PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(242)	$(230)	$(735)	$(1,085)	$(31,724)	$(18,686)
Net realized gain (loss) on investments		2,325	2,796	12,377	40,002	256,190	142,986
Change in net unrealized appreciation (depreciation)
on investments		3,728	(5,682)	14,388	(66,910)	639,104	(313,408)
Increase (decrease) in net assets resulting
from operations		5,811	(3,116)	26,030	(27,993)	863,570	(189,108)
CONTRACT TRANSACTIONS:
Purchase payments		0	4,619	0	43,464	249,197	1,288,226
Transfers for contract benefits and terminations		0	0	0	0	(76,281)	(17,044)
Net transfers		0	0	3,870	(3)	(57,635)	652,718
Contract charges		0	0	0	0	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions		0	4,619	3,870	43,461	115,281	1,923,900
Total increase (decrease) in net assets		5,811	1,503	29,900	15,468	978,851	1,734,792
NET ASSETS:
Beginning of period		16,229	14,726	112,415	96,947	2,964,150	1,229,358
End of period		$22,040	$16,229	$142,315	$112,415	$3,943,001	$2,964,150
CHANGES IN UNITS OUTSTANDING:

Units issued		0	388	362	3,681	31,823	135,861
Units redeemed		0	0	0	0	(22,932)	(7,263)
Net increase (decrease)		0	388	362	3,681	8,891	128,598

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)$ Net realized gain (loss) on investments

Change in net unrealized appreciation (depreciation) on investments

Increase (decrease) in net assets resulting from operations

CONTRACT TRANSACTIONS: Purchase payments

Transfers for contract benefits and terminations Net transfers

Contract charges

Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions

Total increase (decrease) in net assets

NET ASSETS:

Beginning of period

End of period	$

CHANGES IN UNITS OUTSTANDING:

Units issued

Units redeemed

Net increase (decrease)

T. ROWE PRICE HEALTH SCIENCES
	PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND
2019	2018	2019	2018
(11,004)	$(7,108)	$(2,968)	$(3,107)
67,230	58,150	(21,635)	(102)
174,768	(83,078)	45,686	(84,468)
230,994	(32,036)	21,083	(87,677)
203,345	393,028	32,707	123,061
(22,661)	(18,832)	(54,897)	(965)
(42,380)	35,629	2,616	222
0	0	0	0
138,304	409,825	(19,574)	122,318
369,298	377,789	1,509	34,641
778,038	400,249	224,738	190,097
1,147,336	$778,038	$226,247	$224,738

15,758	35,914	4,692	13,175
(5,440)	(4,231)	(7,507)	(122)
10,318	31,683	(2,815)	13,053

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2019

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account's investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity's own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2019, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$19,123	$2,240
Alger Large Cap Growth Portfolio	2,234	1,573
Alger Mid Cap Growth Portfolio	7,507	1,130
Alger Small Cap Growth Portfolio	9,324	2,327

Investment Division	Purchases	Sales
Alps Alerian Energy Infrastructure Portfolio	$37,129	$5,427
Alps Red Rocks Listed Private Equity Portfolio	26,198	90,371
American Century Investments VP Inflation Protection Fund	11,658	112,096
American Century Investments VP Mid Cap Value Fund	95,051	7,140
American Century Investments VP Value Fund	99,986	11,635
American Funds IS Blue Chip Income and Growth Fund	128,480	28,073
American Funds IS Global Growth and Income Fund	46,655	10,967
American Funds IS Growth Fund	514,472	19,415
American Funds IS Growth-Income Fund	110,690	33,602
American Funds IS International Fund	23,498	31,921
American Funds IS New World Fund	62,738	8,165
Blackrock Global Allocation VI Fund	209,088	17,564
Blackrock High Yield VI Fund	388,782	55,864
BNY Mellon IP Technology Growth Portfolio	10,744	782
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	324	105
BNY Mellon VIF Growth and Income Portfolio	7,088	1,292
Clearbridge Variable Large Cap Growth Portfolio	152,014	91,661
Clearbridge Variable Mid Cap Portfolio	1,592	6,513
Clearbridge Variable Small Cap Growth Portfolio	116,430	164,233
Columbia Variable Portfolio - Seligman Global Technology Fund	66,956	8,399
Columbia Variable Portfolio - Strategic Income Fund	1,141	378
Delaware VIP Emerging Markets Series	404,028	330,856
Delaware VIP International Value Equity Series	128,644	134,297
Delaware VIP REIT Series	4,138	82,358
Delaware VIP Small Cap Value Series	68,594	55,762
Dimensional VA International Small Portfolio	3,217	12,427
Dimensional VA International Value Portfolio	6,857	11,978
Dimensional VA US Large Value Portfolio	10,135	38,701
Dimensional VA US Targeted Value Portfolio	67,789	692
DWS Capital Growth VIP	11,211	1,006
Eaton Vance VT Floating-Rate Income Fund	100,618	81,571
Federated High Income Bond Fund II	102,420	28,721
Fidelity VIP Asset Manager Portfolio	10,153	3,767
Fidelity VIP Balanced Portfolio	800,650	95,568
Fidelity VIP Contrafund Portfolio	814	105
Fidelity VIP Government Money Market Portfolio	618	594
Fidelity VIP Growth Opportunities Portfolio	1,701	1,650
Fidelity VIP Growth Portfolio	1,030	509
Fidelity VIP High Income Portfolio	3,172	1,164
Fidelity VIP Index 500 Portfolio	4,137	2,329
Fidelity VIP International Capital Appreciation Portfolio	15,028	13,058
Fidelity VIP Investment Grade Bond Portfolio	347	185
Fidelity VIP Overseas Portfolio	3,702	984
First Trust/Dow Jones Dividend & Income Allocation Portfolio	5,483	3,442
Franklin Income VIP Fund	79,090	35,430
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	4,311	987
Goldman Sachs VIT US Equity Insights Fund	5,460	27,584
Great-West Aggressive Profile Fund	36,006	4,007
Great-West Ariel Mid Cap Value Fund	72,008	1,351
Great-West Bond Index Fund	74,890	8,020
Great-West Conservative Profile Fund Class L	136,714	197,014
Great-West Conservative Profile Fund Investor Class	95,251	1,084,385
Great-West Core Bond Fund	87,973	8,586

Investment Division	Purchases	Sales
Great-West Emerging Markets Equity Fund	$1,043	$176
Great-West Global Bond Fund	24,548	112,702
Great-West Government Money Market Fund	8,929,874	6,640,767
Great-West High Yield Bond Fund	228,909	68,406
Great-West Inflation-Protected Securities Fund	198	1,752
Great-West International Growth Fund	1,067	55,448
Great-West International Index Fund	179,502	89,849
Great-West International Value Fund	142,178	73,786
Great-West Invesco Small Cap Value Fund	59,000	9,856
Great-West Large Cap Growth Fund	127,299	99,402
Great-West Large Cap Value Fund	703,381	31,091
Great-West Lifetime 2020 Fund	17,631	3,217
Great-West Lifetime 2025 Fund	39,130	6,351
Great-West Lifetime 2030 Fund	29,625	5,113
Great-West Lifetime 2035 Fund	29,795	2,006
Great-West Lifetime 2040 Fund	10,711	1,125
Great-West Loomis Sayles Small Cap Value Fund	19,221	18,349
Great-West Mid Cap Value Fund	5,486	82,901
Great-West Moderate Profile Fund Class L	2,346,792	889,453
Great-West Moderate Profile Fund Investor Class	607,487	257,707
Great-West Moderately Aggressive Profile Fund	165,157	73,554
Great-West Moderately Conservative Profile Fund Class L	375,340	327,404
Great-West Moderately Conservative Profile Fund Investor Class	43,134	11,168
Great-West Multi-Sector Bond Fund	208,256	132,078
Great-West Large Cap Value Fund	62,127	663,019
Great-West Real Estate Index Fund	175,418	26,908
Great-West S&P 500® Index Fund	6,709,802	6,131,074
Great-West S&P Mid Cap 400® Index Fund	641,162	370,847
Great-West S&P Small Cap 600® Index Fund	645,345	392,969
Great-West SecureFoundation® Balanced Fund	3,952,834	1,641,819
Great-West Short Duration Bond Fund	24,759	82,887
Great-West Small Cap Growth Fund	13,082	5,182
Great-West T. Rowe Price Mid Cap Growth Fund	90,681	61,640
Great-West U.S. Government Securities Fund	198,271	202,720
Invesco Oppenheimer V.I. International Growth Fund	15,628	25,461
Invesco Oppenheimer V.I. Main Street Small Cap Fund	193,944	41,253
Invesco Oppenheimer V.I. Total Return Bond Fund	15,937	150
Invesco V.I. Global Real Estate Fund	1,616	407
Invesco V.I. Growth & Income Fund	96,650	38,256
Invesco V.I. International Growth Fund	14,040	1,990
Invesco V.I. Small Cap Equity Fund	1,296	119
Ivy VIP Energy Fund	33,357	53,373
Janus Henderson VIT Balanced Portfolio	114,876	55,390
Janus Henderson VIT Enterprise Portfolio	536,196	141,882
Janus Henderson VIT Flexible Bond Portfolio	15,025	16,707
Janus Henderson VIT Overseas Portfolio	1,162	846
JPMorgan Insurance Trust Income Builder Portfolio	1,613	2,062
JPMorgan Insurance Trust Small Cap Core Portfolio	5,500	917
Lord Abbett Series Developing Growth Portfolio	3,181	200
MFS VIT II Blended Research Core Equity Portfolio	72,516	6,196
MFS VIT II International Growth Portfolio	80,927	83,768
MFS VIT II Technology Portfolio	688,269	701,405
MFS VIT III Blended Research Small Cap Equity Portfolio	87,855	28,395

Investment Division	Purchases	Sales
Neuberger Berman AMT Sustainable Equity Portfolio	$8,476	$1,554
NVIT Emerging Markets Fund	113	76
PIMCO VIT Commodity Real Return Strategy Portfolio	4,454	16,822
PIMCO VIT Long Term Us Government Portfolio	92,237	68,365
PIMCO VIT Low Duration Portfolio	18,381	27,238
PIMCO VIT Real Return Portfolio	8,825	489
PIMCO VIT Short Term Portfolio	28,209	6,277
PIMCO VIT Total Return Portfolio	70,845	53,768
Putnam VT Equity Income Fund	7,143	20,720
Putnam VT Global Asset Allocation Fund	3,616	978
Putnam VT Global Equity Fund	2,337	1,433
Putnam VT Growth Opportunities Fund	525,406	91,094
Putnam VT Income Fund	22,245	5,023
Putnam VT International Equity Fund	102,701	107,393
Putnam VT International Growth Fund	1,052	111
Putnam VT International Value Fund	546	80
Putnam VT Mortgage Securities Fund	1,748	1,229
Putnam VT Multi-Cap Core Fund	8,802	2,622
Putnam VT Research Fund	4,836	37
Putnam VT Small Cap Growth Fund	2,358	240
Putnam VT Small Cap Value Fund	18,167	1,565
T. Rowe Price Blue Chip Growth Portfolio	628,835	442,994
T. Rowe Price Health Sciences Portfolio	261,004	83,473
Van Eck VIP Global Hard Assets Fund	35,326	57,868

3.EXPENSES AND RELATED PARTY TRANSACTIONS Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant's account in the Varifund contract a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant's account in the Varifund contract, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks and Administrative Charges

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund contract equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II- 5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.SUBSEQUENT EVENTS

Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as "COVID- 19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods.

5.FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
ALGER CAPITAL APPRECIATION PORTFOLIO
2019	1		$
2018	1		$
2017	1		$
2016	1		$
2015	1		$
ALGER LARGE CAP GROWTH PORTFOLIO
2019	1		$
2018	1		$
2017	1		$
2016	1		$
2015	1		$
ALGER MID CAP GROWTH PORTFOLIO
2019	1		$
2018	1		$
2017	1		$
2016	1		$
2015	1		$
ALGER SMALL CAP GROWTH PORTFOLIO
2019	2		$
2018	2		$
2017	2		$
2016	2		$
2015	2		$
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2019	25		$
2018	22		$
2017	17		$
2016	4		$
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 12/31/2014)
2019	13		$
2018	18		$
2017	7		$
2016	0	*	$
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
(Effective date 10/21/2013)
2019	13		$
2018	23		$
2017	5		$
2016	2		$
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2019	37		$
2018	33		$
2017	14		$
2016	2		$
2015	1		$

164.67to $

125.01to $

126.94to $

98.18to $

99.06to $

160.26to $

127.54to $

126.47to $

99.89to $

102.14to $

105.36to $

82.03to $

89.85to $

70.23to $

70.53to $

140.39to $

110.08to $

110.06to $

86.70to $

82.75to $

11.34to $

9.53to $

11.90to $

12.15to $

14.24to $

10.31to $

11.93to $

9.66to $

10.68to $

9.93to $

10.34to $

10.10to $

14.11to $

11.07to $

12.88to $

11.69to $

16.43 to $

164.67	$176	0.00%	1.40%	to	1.40%	31.73%	to	31.73%
125.01	$134	0.08%	1.40%	to	1.40%	(1.50) %	to	(1.50)%
126.94	$136	0.17%	1.40%	to	1.40%	29.27%	to	29.27%
98.18	$105	0.19%	1.40%	to	1.40%	(0.89) %	to	(0.89)%
99.06	$106	0.08%	1.40%	to	1.40%	4.71%	to	4.71%
160.26	$121	0.00%	1.40%	to	1.40%	25.66%	to	25.66%
127.54	$96	0.00%	1.40%	to	1.40%	0.78%	to	0.78%
126.47	$96	0.00%	1.40%	to	1.40%	26.69%	to	26.69%
99.89	$76	0.00%	1.40%	to	1.40%	(2.20) %	to	(2.20)%
102.14	$77	0.00%	1.40%	to	1.40%	0.30%	to	0.30%
105.36	$70	0.00%	1.40%	to	1.40%	28.45%	to	28.45%
82.03	$54	0.00%	1.40%	to	1.40%	(8.74) %	to	(8.74)%
89.85	$60	0.00%	1.40%	to	1.40%	28.00%	to	28.00%
70.23	$47	0.00%	1.40%	to	1.40%	(0.43) %	to	(0.43)%
70.53	$47	0.00%	1.40%	to	1.40%	(2.93) %	to	(2.93) %
14.96	$176	0.00%	1.20%	to	1.40%	27.54%	to	27.80%
11.70	$138	0.00%	1.20%	to	1.40%	0.02%	to	0.22%
11.68	$138	0.00%	1.20%	to	1.40%	26.95%	to	27.20%
9.18	$109	0.00%	1.20%	to	1.40%	4.77%	to	4.97%
8.75	$104	0.00%	1.20%	to	1.40%	(4.66) %	to	(12.55) %
11.34	$278	1.64%	1.20%	to	1.20%	18.98%	to	18.98%
9.53	$207	2.02%	1.20%	to	1.20%	(19.93) %	to	(19.93)%
11.90	$203	2.06%	1.20%	to	1.20%	(2.02) %	to	(2.02)%
12.15	$47	2.36%	1.20%	to	1.20%	21.50%	to	21.50%
15.19	$184	0.00%	0.20%	to	1.20%	38.17%	to	39.56%
10.89	$183	5.85%	0.20%	to	1.20%	(13.58) %	to	(12.71)%
12.40	$80	4.28%	0.45%	to	1.20%	23.47%	to	24.40%
9.66	$3	0.71%	1.20%	to	1.20%	6.69%	to	6.69%
10.92	$139	2.31%	0.45%	to	1.20%	7.60%	to	8.41%
10.08	$225	3.37%	0.45%	to	1.20%	(3.98) %	to	(3.25)%
10.42	$56	2.42%	0.45%	to	1.20%	2.44%	to	3.21%
10.10	$19	0.44%	1.20%	to	1.20%	3.15%	to	3.15%
12.44	$520	1.91%	0.20%	to	1.20%	27.45%	to	28.74%
19.42	$376	1.27%	0.25%	to	1.20%	(14.00) %	to	(13.18) %
22.37	$192	1.43%	0.25%	to	1.20%	10.15%	to	11.19%
20.12	$41	0.84%	0.25%	to	1.20%	21.25%	to	22.41%
16.43	$13	1.36%	0.25%	to	0.25%	(1.83) %	to	(1.83) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
(Effective date 05/01/2015)
2019	41	$
2018	37	$
2017	22	$
2016	9	$
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
(Effective date 04/30/2018)
2019	9	$
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2019	54	$
2018	54	$
2017	1	$
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2019	67	$
2018	24	$
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2019	43	$
2018	40	$
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 05/01/2015)
2019	50	$
2018	53	$
2017	39	$
2016	1	$
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2019	25	$
2018	22	$
2017	5	$
2016	1	$
BLACKROCK GLOBAL ALLOCATION VI FUND
2019	102	$
2018	90	$
2017	65	$
2016	53	$
2015	10	$
BLACKROCK HIGH YIELD VI FUND
2019	101	$
2018	75	$
2017	28	$
2016	18	$
2015	10	$

13.61to $

10.86to $

12.11to $

11.29to $

11.14to $

13.08to $

10.13to $

11.38to $

12.13to $

9.41to $

11.73to $

9.43to $

12.20to $

10.06to $

11.76to $

9.02to $

14.03to $

11.02to $

13.01to $

10.20to $

11.60to $

9.97to $

10.92to $

9.72to $

9.93to $

11.96to $

10.54to $

10.98to $

10.38to $

9.31to $

12.43	$563	1.99%	0.20%	to	1.20%	25.41%	to	26.66%
9.81	$399	1.62%	0.20%	to	1.20%	(10.36) %	to	(9.45)%
12.26	$264	1.57%	0.25%	to	1.20%	7.28%	to	8.30%
11.28	$100	0.89%	0.45%	to	1.20%	18.85%	to	19.74%
11.14	$103	1.80%	1.20%	to	1.20%	19.59%	to	19.59%
13.44	$704	1.81%	0.20%	to	1.20%	29.17%	to	30.48%
10.30	$545	2.59%	0.20%	to	1.20%	(10.97) %	to	(10.06)%
11.38	$16	2.92%	1.20%	to	1.20%	13.78%	to	13.78%
12.13	$814	0.59%	1.20%	to	1.20%	28.88%	to	28.88%
9.41	$224	0.10%	1.20%	to	1.20%	(5.85) %	to	(5.85)%
11.73	$499	1.52%	1.20%	to	1.20%	24.36%	to	24.36%
9.43	$374	2.10%	1.20%	to	1.20%	(5.66) %	to	(5.66)%
13.93	$626	1.26%	0.20%	to	1.20%	21.20%	to	22.43%
11.38	$538	1.69%	0.20%	to	1.20%	(14.45) %	to	(13.58)%
13.16	$462	1.74%	0.20%	to	1.20%	30.33%	to	31.63%
8.96	$12	0.65%	0.45%	to	1.20%	1.99%	to	2.76%
14.17	$357	0.78%	0.20%	to	1.20%	27.28%	to	28.56%
11.02	$238	0.93%	0.20%	to	1.20%	(15.28) %	to	(14.43)%
13.01	$59	1.27%	1.20%	to	1.20%	27.53%	to	27.53%
10.20	$12	0.68%	1.20%	to	1.20%	1.99%	to	1.99%
12.67	$1,209	1.35%	0.25%	to	1.20%	16.34%	to	17.46%
10.78	$910	1.02%	0.25%	to	1.20%	(8.68) %	to	(7.81) %
11.70	$712	1.42%	0.25%	to	1.20%	12.36%	to	13.43%
10.31	$517	1.14%	0.25%	to	1.20%	2.56%	to	3.54%
9.96	$100	1.60%	0.25%	to	0.45%	(1.44) %	to	(1.25) %
11.88	$1,208	5.15%	0.20%	to	1.20%	13.49%	to	14.64%
10.36	$795	5.28%	0.20%	to	1.20%	(4.06) %	to	(3.13)%
10.70	$311	4.93%	0.20%	to	1.20%	5.83%	to	6.95%
10.65	$186	4.86%	0.25%	to	1.20%	11.47%	to	12.53%
9.46	$96	2.57%	0.25%	to	1.20%	(6.89) %	to	(4.06)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
2019	5		$
2018	5		$
2017	5		$
2016	5		$
2015	4		$
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
2015	0	*	$
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2019	1		$
2018	1		$
2017	1		$
2016	1		$
2015	1		$
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2019	32		$
2018	28		$
2017	2		$
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2019	10		$
2018	11		$
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2019	33		$
2018	39		$
2017	7		$
2016	2		$
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2019	15		$
2018	15		$
2017	15		$
2016	15		$
2015	16		$
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2019	3		$
2018	3		$
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 01/23/2012)
2019	33		$
2018	28		$
2017	8		$
2016	16		$

17.35to $

13.99to $

14.34to $

10.20to $

11.58to $

73.01to $

55.11to $

58.48to $

51.39to $

47.21to $

76.00to $

59.69to $

63.50to $

53.80to $

49.58to $

14.61to $

11.21to $

11.38to $

12.08to $

9.22to $

15.16to $

12.12to $

11.89to $

9.71to $

35.43to $

23.14to $

25.55to $

19.16to $

16.27to $

10.79to $

9.90to $

13.50to $

11.18to $

13.48to $

9.73to $

29.24	$97	0.00%	0.25%	to	1.20%	24.01%	to	25.20%
23.35	$78	0.00%	0.25%	to	1.20%	(2.45) %	to	(1.52) %
23.71	$80	0.00%	0.25%	to	1.20%	40.66%	to	42.01%
16.70	$57	0.00%	0.25%	to	1.20%	3.15%	to	4.13%
16.04	$51	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
73.01	$8	1.44%	1.40%	to	1.40%	32.47%	to	32.47%
55.11	$6	1.74%	1.40%	to	1.40%	(5.71) %	to	(5.71)%
58.48	$6	1.12%	1.40%	to	1.40%	13.73%	to	13.73%
51.39	$6	1.27%	1.40%	to	1.40%	8.84%	to	8.84%
47.21	$5	1.02%	1.40%	to	1.40%	(4.54) %	to	(4.54) %
76.00	$65	1.08%	1.40%	to	1.40%	27.33%	to	27.33%
59.69	$51	0.81%	1.40%	to	1.40%	(6.02) %	to	(6.02)%
63.50	$55	0.75%	1.40%	to	1.40%	18.05%	to	18.05%
53.80	$47	1.22%	1.40%	to	1.40%	8.51%	to	8.51%
49.58	$43	0.86%	1.40%	to	1.40%	0.17%	to	0.17%
15.00	$463	0.16%	0.20%	to	1.20%	30.27%	to	31.58%
11.35	$316	0.22%	0.45%	to	1.20%	(1.42) %	to	(0.68)%
11.38	$27	0.14%	1.20%	to	1.20%	13.75%	to	13.75%
12.08	$125	0.36%	1.20%	to	1.20%	31.07%	to	31.07%
9.22	$100	0.40%	1.20%	to	1.20%	(13.84) %	to	(13.84)%
16.09	$501	0.00%	0.20%	to	1.20%	25.05%	to	26.30%
12.74	$472	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
12.37	$82	0.00%	0.20%	to	1.20%	22.44%	to	23.66%
9.71	$23	0.00%	1.20%	to	1.20%	4.27%	to	4.27%
35.90	$532	0.00%	1.25%	to	1.40%	53.16%	to	53.38%
23.41	$349	0.00%	1.25%	to	1.40%	(9.43) %	to	(9.30) %
25.81	$387	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
19.33	$295	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
16.39	$254	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
10.79	$32	3.62%	1.20%	to	1.20%	8.91%	to	8.91%
9.90	$30	3.23%	1.20%	to	1.20%	(0.96) %	to	(0.96)%
14.31	$452	0.44%	0.20%	to	1.20%	20.79%	to	22.01%
11.89	$316	2.84%	0.25%	to	1.20%	(17.03) %	to	(16.23)%
14.19	$109	0.23%	0.25%	to	1.20%	38.56%	to	39.88%
10.05	$165	0.83%	0.45%	to	1.20%	12.32%	to	13.17%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/22/2016)
2019	3	$
2018	4	$
2017	1	$
2016	1	$
DELAWARE VIP REIT SERIES
2019	10	$
2018	17	$
2017	11	$
2016	11	$
2015	3	$
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 10/21/2013)
2019	26	$
2018	26	$
2017	15	$
2016	1	$
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2019	2	$
2018	3	$
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 09/29/2017)
2019	2	$
2018	3	$
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2019	8	$
2018	11	$
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2019	8	$
2018	1	$
DWS CAPITAL GROWTH VIP
2019	6	$
2018	6	$
2017	7	$
2016	7	$
2015	2	$
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2019	43	$
2018	43	$
2017	24	$
2016	12	$

11.77to $

10.01to $

12.50to $

10.22to $

14.78to $

11.83to $

12.94to $

10.84to $

12.40to $

13.60to $

10.78to $

13.14to $

11.90to $

10.28to $

8.34to $

9.99to $

8.67to $

11.76to $

9.40to $

9.99to $

8.28to $

16.35to $

12.10to $

12.48to $

10.02to $

17.52to $

11.14to $

10.53to $

10.66to $

10.43 to $

11.86	$40	4.40%	0.20%	to	1.20%	17.53%	to	18.72%
10.21	$45	2.90%	0.45%	to	1.20%	(18.89) %	to	(18.27)%
12.50	$16	0.00%	0.45%	to	0.45%	21.64%	to	21.64%
10.22	$8	0.00%	1.20%	to	1.20%	2.22%	to	2.22%
11.77	$120	2.41%	0.20%	to	1.20%	24.98%	to	26.25%
9.32	$167	1.70%	0.20%	to	1.20%	(8.62) %	to	(7.75)%
10.11	$123	1.23%	0.20%	to	1.20%	0.06%	to	1.06%
15.81	$122	0.66%	0.45%	to	1.20%	4.35%	to	5.14%
10.38	$28	0.00%	1.20%	to	1.20%	2.29%	to	3.84%
13.60	$351	0.77%	1.20%	to	1.20%	26.20%	to	26.20%
9.25	$291	0.51%	0.20%	to	1.20%	(17.94) %	to	(17.11)%
11.15	$203	0.57%	0.20%	to	1.20%	10.43%	to	11.53%
11.90	$9	0.00%	1.20%	to	1.20%	29.52%	to	29.52%
10.28	$16	2.09%	0.55%	to	0.55%	23.21%	to	23.21%
8.34	$22	1.80%	0.55%	to	0.55%	(20.21) %	to	(20.21)%
9.99	$20	2.84%	0.55%	to	0.55%	15.23%	to	15.23%
8.67	$22	2.85%	0.55%	to	0.55%	(17.55) %	to	(17.55)%
11.76	$91	1.86%	0.55%	to	0.55%	25.10%	to	25.10%
9.40	$100	2.19%	0.55%	to	0.55%	(12.60) %	to	(12.60)%
9.99	$80	2.43%	1.55%	to	1.55%	20.67%	to	20.67%
8.28	$5	0.98%	1.55%	to	1.55%	(17.17) %	to	(17.17)%
30.75	$114	0.16%	0.25%	to	1.20%	35.16%	to	36.45%
22.54	$84	0.47%	0.25%	to	1.20%	(3.05) %	to	(2.12) %
23.02	$94	0.62%	0.25%	to	1.20%	24.47%	to	25.66%
18.32	$95	0.43%	0.25%	to	1.20%	2.76%	to	3.74%
17.66	$43	0.13%	0.25%	to	0.45%	7.85%	to	8.06%
11.14	$481	4.29%	1.20%	to	1.20%	5.80%	to	5.80%
10.29	$450	3.81%	0.20%	to	1.20%	(1.27) %	to	(0.27)%
10.32	$252	3.23%	0.20%	to	1.20%	2.19%	to	3.22%
10.43	$121	1.60%	1.20%	to	1.20%	4.34%	to	4.34%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2019	38		$
2018	32		$
2017	8		$
FIDELITY VIP ASSET MANAGER PORTFOLIO
2019	3		$
2018	3		$
2017	3		$
2016	3		$
2015	3		$
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2019	188		$
2018	135		$
2017	16		$
FIDELITY VIP CONTRAFUND PORTFOLIO
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
2015	0	*	$
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2019	2		$
2018	2		$
2017	2		$
2016	2		$
2015	3		$
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
2015	0	*	$
FIDELITY VIP GROWTH PORTFOLIO
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
2015	0	*	$
FIDELITY VIP HIGH INCOME PORTFOLIO
2019	1		$
2018	1		$
2017	1		$
2016	1		$
2015	1		$

10.98to $

9.74to $

10.21to $

56.92to $

48.81to $

52.30to $

46.48to $

45.73to $

12.51to $

10.20to $

10.80to $

100.80to $

77.69to $

84.13to $

70.00to $

65.72to $

14.58to $

14.49to $

14.46to $

14.56to $

14.74to $

70.63to $

50.85to $

45.86to $

34.57to $

34.94to $

177.48to $

134.00to $

136.15to $

102.16to $

102.78to $

64.67to $

56.98to $

59.74to $

56.66to $

50.13 to $

11.22	$417	5.21%	0.40%	to	1.20%	12.76%	to	13.67%
9.87	$315	4.75%	0.40%	to	1.20%	(4.59) %	to	(3.82)%
10.21	$87	0.00%	1.20%	to	1.20%	2.06%	to	2.06%
59.57	$182	1.81%	1.25%	to	1.40%	16.60%	to	16.78%
51.01	$157	1.71%	1.25%	to	1.40%	(6.67) %	to	(6.53)%
54.58	$170	1.89%	1.25%	to	1.40%	12.52%	to	12.69%
48.43	$153	1.50%	1.25%	to	1.40%	1.64%	to	1.79%
47.58	$153	1.58%	1.25%	to	1.40%	(1.25) %	to	(1.10) %
12.85	$2,396	1.60%	0.20%	to	1.20%	22.64%	to	23.87%
10.37	$1,389	1.20%	0.20%	to	1.20%	(5.59) %	to	(4.64)%
10.80	$174	0.67%	1.20%	to	1.20%	8.05%	to	8.05%
100.80	$8	0.46%	1.40%	to	1.40%	29.75%	to	29.75%
77.69	$6	0.71%	1.40%	to	1.40%	(7.66) %	to	(7.66)%
84.13	$7	1.01%	1.40%	to	1.40%	20.19%	to	20.19%
70.00	$6	0.83%	1.40%	to	1.40%	6.51%	to	6.51%
65.72	$5	1.04%	1.40%	to	1.40%	(0.73) %	to	(0.73) %
14.58	$31	1.99%	1.40%	to	1.40%	0.60%	to	0.60%
14.49	$31	1.64%	1.40%	to	1.40%	0.24%	to	0.24%
14.46	$31	0.67%	1.40%	to	1.40%	(0.73) %	to	(0.73)%
14.56	$32	0.20%	1.40%	to	1.40%	(1.19) %	to	(1.19)%
15.22	$39	0.03%	1.25%	to	1.40%	(1.36) %	to	(1.22) %
70.63	$22	0.15%	1.40%	to	1.40%	38.89%	to	38.89%
50.85	$17	0.12%	1.40%	to	1.40%	10.89%	to	10.89%
45.86	$17	0.31%	1.40%	to	1.40%	32.65%	to	32.65%
34.57	$13	0.33%	1.40%	to	1.40%	(1.06) %	to	(1.06)%
34.94	$15	0.18%	1.40%	to	1.40%	4.14%	to	4.14%
177.48	$18	0.26%	1.40%	to	1.40%	32.45%	to	32.45%
134.00	$14	0.24%	1.40%	to	1.40%	(1.58) %	to	(1.58)%
136.15	$15	0.22%	1.40%	to	1.40%	33.26%	to	33.26%
102.16	$12	0.04%	1.40%	to	1.40%	(0.60) %	to	(0.60)%
102.78	$14	0.25%	1.40%	to	1.40%	5.68%	to	5.68%
64.67	$63	5.19%	1.40%	to	1.40%	13.51%	to	13.51%
56.98	$56	5.59%	1.40%	to	1.40%	(4.64) %	to	(4.64)%
59.74	$59	5.35%	1.40%	to	1.40%	5.45%	to	5.45%
56.66	$56	5.45%	1.40%	to	1.40%	13.02%	to	13.02%
50.13	$50	6.55%	1.40%	to	1.40%	(4.97) %	to	(4.97) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
FIDELITY VIP INDEX 500 PORTFOLIO
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
2015	0	*	$
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2019	20		$
2018	19		$
2017	3		$
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
2015	0	*	$
FIDELITY VIP OVERSEAS PORTFOLIO
2019	2		$
2018	2		$
2017	2		$
2016	2		$
2015	2		$
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2019	7		$
2018	7		$
2017	1		$
FRANKLIN INCOME VIP FUND
2019	77		$
2018	77		$
2017	57		$
2016	28		$
2015	3		$
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2019	10		$
2018	10		$
2017	5		$
2016	4		$
2015	4		$
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
(Effective date 04/22/2016)
2019	8		$
2018	10		$
2017	0	*	$

441.68to $

341.03to $

362.14to $

301.74to $

273.55to $

13.20to $

10.05to $

11.69to $

34.98to $

32.34to $

32.96to $

32.09to $

31.07to $

44.16to $

35.05to $

41.73to $

32.48to $

34.69to $

12.14to $

10.17to $

10.82to $

12.24to $

10.67to $

11.30to $

10.44to $

9.28to $

9.48to $

8.84to $

9.63to $

9.27to $

9.35to $

15.06to $

12.20to $

13.18 to $

441.68	$133	1.99%	1.40%	to	1.40%	29.51%	to	29.51%
341.03	$103	1.88%	1.40%	to	1.40%	(5.83) %	to	(5.83)%
362.14	$118	1.82%	1.40%	to	1.40%	20.02%	to	20.02%
301.74	$99	1.50%	1.40%	to	1.40%	10.31%	to	10.31%
273.55	$90	1.79%	1.40%	to	1.40%	(0.08) %	to	(0.08) %
13.56	$258	0.31%	0.20%	to	1.20%	31.35%	to	32.66%
10.22	$194	1.46%	0.20%	to	1.20%	(14.03) %	to	(13.15)%
11.77	$32	0.44%	0.20%	to	1.20%	16.90%	to	17.68%
34.98	$13	2.74%	1.40%	to	1.40%	8.14%	to	8.14%
32.34	$12	2.49%	1.40%	to	1.40%	(1.92) %	to	(1.92)%
32.96	$12	2.41%	1.40%	to	1.40%	2.77%	to	2.77%
32.09	$12	2.37%	1.40%	to	1.40%	3.29%	to	3.29%
31.07	$12	2.60%	1.40%	to	1.40%	(1.98) %	to	(1.98) %
44.16	$78	1.77%	1.40%	to	1.40%	25.99%	to	25.99%
35.05	$62	1.58%	1.40%	to	1.40%	(16.00) %	to	(16.00)%
41.73	$73	1.45%	1.40%	to	1.40%	28.48%	to	28.48%
32.48	$57	1.47%	1.40%	to	1.40%	(6.38) %	to	(6.38)%
34.69	$61	1.36%	1.40%	to	1.40%	2.19%	to	2.19%
12.14	$86	1.57%	1.20%	to	1.20%	19.33%	to	19.33%
10.17	$73	2.37%	1.20%	to	1.20%	(6.06) %	to	(6.06)%
10.82	$8	1.26%	1.20%	to	1.20%	8.27%	to	8.27%
12.24	$937	5.14%	1.20%	to	1.20%	14.65%	to	14.65%
10.67	$823	4.87%	1.20%	to	1.20%	(5.56) %	to	(5.56)%
11.30	$641	3.54%	1.20%	to	1.20%	8.25%	to	8.25%
10.21	$284	4.70%	0.45%	to	1.20%	12.51%	to	13.35%
9.28	$26	0.00%	1.20%	to	1.20%	(7.21) %	to	(7.21)%
10.55	$96	2.56%	0.20%	to	1.20%	7.31%	to	8.39%
9.73	$87	2.73%	0.20%	to	1.20%	(8.21) %	to	(7.28)%
9.88	$44	2.05%	0.25%	to	1.20%	3.90%	to	4.88%
9.42	$41	0.79%	0.25%	to	1.20%	(0.92) %	to	0.02%
9.42	$36	1.89%	0.25%	to	1.20%	(6.46) %	to	(5.81)%
15.06	$121	0.96%	1.20%	to	1.20%	23.43%	to	23.43%
12.20	$121	2.94%	1.20%	to	1.20%	(7.48) %	to	(7.48)%
13.18	$5	1.09%	1.20%	to	1.20%	22.32%	to	22.32%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2019	19		$
2018	18		$
2017	7		$
GREAT-WEST ARIEL MID CAP VALUE FUND
2019	10		$
2018	5		$
2017	4		$
2016	4		$
2015	1		$
GREAT-WEST BOND INDEX FUND
2019	35		$
2018	28		$
2017	17		$
2016	17		$
2015	9		$
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2019	71		$
2018	79		$
2017	57		$
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2019	54		$
2018	152		$
2017	73		$
GREAT-WEST CORE BOND FUND
2019	19		$
2018	12		$
2017	9		$
2016	8		$
2015	7		$
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2019	0	*	$
2018	0	*	$
GREAT-WEST GLOBAL BOND FUND
(Effective date 10/21/2013)
2019	33		$
2018	43		$
2017	7		$
2016	5		$
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2019	457		$
2018	234		$
2017	361		$
2016	478		$
2015	290		$

12.34to $

9.90to $

11.19to $

11.81to $

11.40to $

13.49to $

11.87to $

10.62to $

10.77to $

10.08to $

10.25to $

10.07to $

9.99to $

10.84to $

9.86to $

10.33to $

10.90to $

9.89to $

10.34to $

11.08to $

11.37to $

10.45to $

10.18to $

9.84to $

9.83to $

8.18to $

9.72to $

9.54to $

9.69to $

9.62to $

9.62to $

9.57to $

9.55to $

9.83to $

9.95 to $

12.34	$230	1.97%	1.20%	to	1.20%	24.59%	to	24.59%
9.90	$183	2.68%	1.20%	to	1.20%	(11.48) %	to	(11.48)%
11.19	$76	2.64%	1.20%	to	1.20%	11.89%	to	11.89%
22.22	$128	1.27%	0.45%	to	1.20%	22.84%	to	23.77%
9.62	$49	0.69%	1.20%	to	1.20%	(15.43) %	to	(15.43) %
11.37	$42	2.39%	1.20%	to	1.20%	13.64%	to	13.64%
10.01	$37	0.97%	1.20%	to	1.20%	11.70%	to	11.70%
16.48	$9	0.85%	0.25%	to	1.20%	(7.21) %	to	(6.33) %
11.03	$393	1.11%	0.20%	to	1.20%	6.80%	to	7.88%
10.22	$300	1.38%	0.20%	to	1.20%	(1.60) %	to	(0.61)%
11.15	$184	0.86%	0.25%	to	1.20%	1.83%	to	2.79%
10.84	$182	0.95%	0.25%	to	1.20%	0.73%	to	1.69%
10.66	$97	0.42%	0.25%	to	1.20%	(0.08) %	to	(0.02)%
10.84	$771	1.45%	1.20%	to	1.20%	9.89%	to	9.89%
9.86	$783	2.37%	1.20%	to	1.20%	(4.47) %	to	(4.47)%
10.33	$588	0.98%	1.20%	to	1.20%	3.25%	to	3.25%
11.19	$603	1.70%	0.25%	to	1.20%	10.21%	to	11.26%
10.05	$1,513	3.04%	0.25%	to	1.20%	(4.31) %	to	(3.39)%
10.41	$758	1.16%	0.25%	to	1.20%	3.41%	to	4.07%
11.14	$216	1.99%	0.20%	to	0.40%	8.76%	to	8.97%
10.22	$128	2.49%	0.20%	to	0.25%	(1.46) %	to	(1.40)%
10.37	$101	1.93%	0.20%	to	1.20%	2.66%	to	3.68%
11.13	$90	2.33%	0.25%	to	1.20%	3.46%	to	4.44%
10.66	$73	2.00%	0.25%	to	1.20%	(1.62) %	to	(1.41)%
9.83	$5	1.24%	1.20%	to	1.20%	20.22%	to	20.22%
8.18	$3	0.80%	1.20%	to	1.20%	(18.21) %	to	(18.21)%
10.52	$328	3.58%	0.20%	to	1.20%	2.83%	to	3.86%
9.54	$412	2.92%	1.20%	to	1.20%	(1.47) %	to	(1.47)%
9.69	$71	1.63%	1.20%	to	1.20%	0.74%	to	0.74%
9.62	$48	0.00%	1.20%	to	1.20%	1.75%	to	1.75%
10.30	$4,628	1.69%	0.20%	to	1.20%	0.53%	to	1.56%
10.14	$2,339	1.42%	0.20%	to	1.20%	0.18%	to	1.18%
10.02	$3,570	0.33%	0.20%	to	1.20%	(0.78) %	to	0.21%
9.88	$4,693	0.00%	0.25%	to	1.20%	(1.20) %	to	(0.25) %
9.90	$2,874	0.00%	0.25%	to	1.20%	(0.55) %	to	(0.25) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
GREAT-WEST HIGH YIELD BOND FUND
2019	70	$
2018	58	$
2017	39	$
2016	24	$
2015	3	$
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2019	1	$
2018	1	$
GREAT-WEST INTERNATIONAL GROWTH FUND
(Effective date 10/21/2013)
2019	8	$
2018	13	$
2017	2	$
GREAT-WEST INTERNATIONAL INDEX FUND
2019	70	$
2018	61	$
2017	45	$
2016	35	$
2015	25	$
GREAT-WEST INTERNATIONAL VALUE FUND
2019	40	$
2018	35	$
2017	24	$
2016	17	$
2015	3	$
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 12/31/2014)
2019	25	$
2018	20	$
2017	13	$
2016	1	$
GREAT-WEST LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2019	19	$
2018	20	$
2017	9	$
2016	2	$
GREAT-WEST LARGE CAP VALUE FUND
(Effective date 10/25/2019)
2019	66	$
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2019	23	$
2018	23	$
2017	16	$

11.92to $

10.55to $

11.11to $

10.55to $

9.61to $

10.38to $

9.88to $

12.09to $

9.12to $

11.11to $

11.26to $

9.40to $

11.05to $

8.97to $

9.02to $

12.47to $

10.34to $

12.39to $

9.92to $

9.66to $

11.49to $

9.92to $

11.65to $

11.04to $

17.56to $

13.05to $

13.20to $

10.27to $

10.66to $

12.48to $

10.85to $

11.55 to $

15.66	$845	5.50%	0.25%	to	1.20%	13.04%	to	14.11%
13.73	$626	7.87%	0.25%	to	1.20%	(5.08) %	to	(4.16) %
14.32	$448	6.23%	0.25%	to	1.20%	5.36%	to	6.36%
13.47	$282	6.35%	0.25%	to	1.20%	14.17%	to	15.25%
11.59	$29	4.49%	0.45%	to	1.20%	(5.83) %	to	(5.12) %
10.38	$12	1.49%	1.20%	to	1.20%	5.08%	to	5.08%
9.88	$13	3.41%	1.20%	to	1.20%	(1.22) %	to	(1.22)%
12.09	$102	0.10%	1.20%	to	1.20%	32.46%	to	32.46%
9.12	$121	0.00%	1.20%	to	1.20%	(17.87) %	to	(17.87)%
11.11	$19	1.09%	1.20%	to	1.20%	25.11%	to	25.11%
12.94	$886	2.48%	0.20%	to	1.20%	19.80%	to	21.00%
10.69	$668	1.90%	0.20%	to	1.20%	(14.87) %	to	(14.01) %
15.51	$584	1.76%	0.25%	to	1.20%	23.14%	to	24.31%
12.47	$388	2.10%	0.25%	to	1.20%	(0.55) %	to	0.40%
12.42	$303	0.98%	0.25%	to	1.20%	(9.80) %	to	(1.33) %
12.95	$519	1.31%	0.20%	to	1.20%	20.61%	to	21.83%
14.98	$373	1.50%	0.25%	to	1.20%	(16.59) %	to	(15.79) %
17.78	$308	1.12%	0.25%	to	1.20%	24.97%	to	26.16%
14.10	$181	1.18%	0.25%	to	1.20%	2.65%	to	3.62%
13.60	$43	1.04%	0.25%	to	1.20%	(3.39) %	to	6.19%
12.08	$285	0.47%	0.25%	to	1.20%	15.82%	to	16.92%
10.33	$196	2.91%	0.25%	to	1.20%	(14.89) %	to	(14.06)%
12.02	$147	0.28%	0.25%	to	1.20%	5.54%	to	6.54%
11.04	$9	0.00%	1.20%	to	1.20%	22.11%	to	22.11%
17.62	$340	0.19%	0.20%	to	1.20%	34.59%	to	35.93%
12.96	$267	0.29%	0.20%	to	1.20%	(1.15) %	to	(0.15)%
12.98	$116	1.58%	0.20%	to	1.20%	28.51%	to	29.79%
10.27	$24	0.00%	1.20%	to	1.20%	2.73%	to	2.73%
10.68	$709	0.00%	0.25%	to	1.20%	6.59%	to	6.77%
12.48	$283	1.90%	1.20%	to	1.20%	15.06%	to	15.06%
10.85	$246	3.14%	1.20%	to	1.20%	(6.08) %	to	(6.08)%
11.55	$185	2.24%	1.20%	to	1.20%	11.10%	to	11.10%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2019	44		$
2018	44		$
2017	28		$
2016	7		$
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2019	30		$
2018	30		$
2017	17		$
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2019	26		$
2018	26		$
2017	16		$
2016	16		$
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2019	2		$
2018	1		$
2017	1		$
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
2019	14		$
2018	13		$
2017	19		$
2016	11		$
2015	2		$
GREAT-WEST MID CAP VALUE FUND
2019	23		$
2018	28		$
2017	10		$
2016	1		$
2015	0	*	$
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2019	1,099		$
2018	1,019		$
2017	236		$
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2019	480		$
2018	493		$
2017	392		$
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2019	128		$
2018	133		$
2017	109		$

12.74to $

10.93to $

11.73to $

10.40to $

13.20to $

11.13to $

12.08to $

13.49to $

11.17to $

12.47to $

10.56to $

13.84to $

11.31to $

12.55to $

12.63to $

10.25to $

12.38to $

11.42to $

9.19to $

13.28to $

11.16to $

12.88to $

11.14to $

9.37to $

11.44to $

9.87to $

10.68to $

11.51to $

9.91to $

10.71to $

11.79to $

9.91to $

10.86 to $

12.74	$562	1.53%	1.20%	to	1.20%	16.60%	to	16.60%
10.93	$482	2.42%	1.20%	to	1.20%	(6.86) %	to	(6.86)%
11.73	$333	3.47%	1.20%	to	1.20%	12.78%	to	12.78%
10.40	$73	1.15%	1.20%	to	1.20%	4.04%	to	4.04%
13.20	$401	1.95%	1.20%	to	1.20%	18.57%	to	18.57%
11.13	$339	3.43%	1.20%	to	1.20%	(7.85) %	to	(7.85)%
12.08	$207	8.87%	1.20%	to	1.20%	14.79%	to	14.79%
13.97	$353	1.49%	0.25%	to	1.20%	20.71%	to	21.87%
11.46	$290	1.64%	0.25%	to	1.20%	(8.97) %	to	(8.10)%
12.47	$194	1.80%	0.25%	to	0.25%	18.07%	to	18.07%
10.56	$164	1.18%	0.25%	to	0.25%	5.63%	to	5.63%
13.84	$21	1.99%	1.20%	to	1.20%	22.35%	to	22.35%
11.31	$10	2.77%	1.20%	to	1.20%	(9.85) %	to	(9.85)%
12.55	$11	2.73%	1.20%	to	1.20%	18.11%	to	18.11%
11.40	$177	0.00%	0.20%	to	1.20%	23.18%	to	24.42%
17.15	$142	0.00%	0.25%	to	1.20%	(17.20) %	to	(16.41)%
20.52	$238	0.07%	0.25%	to	1.20%	8.43%	to	9.47%
18.74	$142	0.07%	0.25%	to	1.20%	24.32%	to	25.52%
14.93	$27	0.15%	0.25%	to	1.20%	(8.14) %	to	(3.70)%
13.28	$300	0.20%	1.20%	to	1.20%	19.05%	to	19.05%
11.16	$316	5.17%	1.20%	to	1.20%	(13.36) %	to	(13.36)%
12.88	$133	11.59%	1.20%	to	1.20%	15.59%	to	15.59%
11.14	$13	3.64%	1.20%	to	1.20%	18.86%	to	18.86%
9.37	$1	3.03%	1.20%	to	1.20%	(6.27) %	to	(6.27)%
11.75	$12,578	0.95%	0.20%	to	1.20%	15.83%	to	16.99%
10.04	$10,064	1.91%	0.20%	to	1.20%	(7.58) %	to	(6.64)%
10.68	$2,516	2.32%	1.20%	to	1.20%	6.84%	to	6.84%
11.81	$5,540	2.00%	0.25%	to	1.20%	16.12%	to	17.22%
10.07	$4,893	3.15%	0.25%	to	1.20%	(7.41) %	to	(6.53)%
10.78	$4,205	2.01%	0.25%	to	1.20%	7.09%	to	7.78%
12.11	$1,531	1.67%	0.20%	to	1.20%	18.90%	to	20.11%
10.08	$1,336	2.82%	0.20%	to	1.20%	(8.73) %	to	(7.81)%
10.93	$1,185	2.05%	0.25%	to	1.20%	8.61%	to	9.30%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2019	166	$
2018	170	$
2017	63	$
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2019	55	$
2018	55	$
2017	31	$
GREAT-WEST MULTI-SECTOR BOND FUND
2019	87	$
2018	81	$
2017	53	$
2016	28	$
2015	21	$
GREAT-WEST REAL ESTATE INDEX FUND
2019	41	$
2018	30	$
2017	24	$
2016	14	$
2015	4	$
GREAT-WEST S&P 500® INDEX FUND
2019	632	$
2018	608	$
2017	391	$
2016	163	$
2015	71	$
GREAT-WEST S&P MID CAP 400® INDEX FUND
2019	198	$
2018	176	$
2017	136	$
2016	53	$
2015	15	$
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2019	162	$
2018	147	$
2017	107	$
2016	43	$
2015	16	$
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2019	1,730	$
2018	1,655	$
2017	1,095	$
2016	777	$
2015	174	$

11.12to $

9.86to $

10.49to $

11.20to $

9.90to $

10.52to $

11.54to $

10.45to $

10.92to $

10.40to $

9.50to $

12.60to $

10.42to $

11.08to $

10.88to $

10.41to $

18.85to $

14.58to $

15.52to $

10.59to $

11.79to $

13.50to $

10.89to $

12.47to $

10.91to $

9.20to $

13.87to $

11.48to $

12.77to $

11.46to $

9.22to $

13.52to $

11.65to $

12.48to $

10.26to $

10.47 to $

11.42	$1,853	1.25%	0.20%	to	1.20%	12.79%	to	13.91%
10.00	$1,680	2.64%	0.40%	to	1.20%	(6.02) %	to	(5.26)%
10.49	$659	2.15%	1.20%	to	1.20%	4.94%	to	4.94%
11.20	$612	1.94%	1.20%	to	1.20%	13.09%	to	13.09%
9.90	$545	2.95%	1.20%	to	1.20%	(5.86) %	to	(5.86)%
10.52	$327	1.87%	1.20%	to	1.20%	5.21%	to	5.21%
14.75	$1,056	1.68%	0.25%	to	1.20%	10.41%	to	11.45%
13.23	$887	2.63%	0.25%	to	1.20%	(4.27) %	to	(3.34) %
13.69	$620	1.86%	0.25%	to	1.20%	5.00%	to	6.01%
12.92	$337	2.34%	0.25%	to	1.20%	10.07%	to	11.10%
11.63	$232	2.59%	0.25%	to	1.20%	(7.66) %	to	(6.78) %
11.93	$521	0.88%	0.20%	to	1.20%	20.93%	to	22.16%
9.77	$314	2.04%	0.20%	to	1.20%	(5.99) %	to	(5.04)%
12.99	$274	0.97%	0.25%	to	1.20%	1.87%	to	2.84%
12.63	$156	1.81%	0.25%	to	1.20%	4.56%	to	5.56%
11.97	$42	3.18%	0.25%	to	1.20%	4.06%	to	3.42%
14.99	$10,470	0.71%	0.20%	to	1.20%	29.28%	to	30.58%
11.48	$7,904	0.76%	0.20%	to	1.20%	(6.03) %	to	(5.08) %
12.09	$5,716	0.94%	0.20%	to	1.20%	19.74%	to	20.93%
18.14	$2,202	1.04%	0.25%	to	1.20%	9.94%	to	10.99%
16.35	$1,107	1.29%	0.25%	to	1.20%	(0.46) %	to	0.50%
12.76	$2,741	0.30%	0.20%	to	1.20%	23.99%	to	25.24%
10.19	$2,030	0.70%	0.20%	to	1.20%	(12.63) %	to	(11.74) %
11.54	$1,841	0.65%	0.20%	to	1.20%	14.27%	to	15.41%
18.50	$647	0.59%	0.25%	to	1.20%	18.54%	to	19.67%
15.46	$192	0.94%	0.25%	to	1.20%	(7.98) %	to	(3.02) %
12.47	$2,411	0.61%	0.20%	to	1.20%	20.83%	to	22.05%
10.22	$1,891	1.27%	0.20%	to	1.20%	(10.08) %	to	(9.17) %
11.25	$1,612	1.96%	0.20%	to	1.20%	11.41%	to	12.52%
19.67	$619	1.05%	0.25%	to	1.20%	24.24%	to	25.42%
15.69	$242	1.21%	0.25%	to	1.20%	(7.77) %	to	(2.78) %
12.42	$21,949	1.97%	0.20%	to	1.20%	16.07%	to	17.23%
10.60	$18,073	2.37%	0.20%	to	1.20%	(6.67) %	to	(5.72) %
11.24	$12,753	2.15%	0.20%	to	1.20%	11.30%	to	12.41%
14.05	$8,114	2.57%	0.25%	to	1.20%	7.07%	to	8.09%
13.00	$1,703	1.94%	0.25%	to	1.20%	(2.06) %	to	(1.12) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
GREAT-WEST SHORT DURATION BOND FUND
2019	92		$
2018	99		$
2017	99		$
2016	9		$
2015	5		$
GREAT-WEST SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2019	9		$
2018	8		$
2017	2		$
2016	1		$
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2019	53		$
2018	52		$
2017	23		$
2016	11		$
2015	10		$
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2019	94		$
2018	96		$
2017	55		$
2016	8		$
2015	6		$
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
(Effective date 04/28/2017)
2019	12		$
2018	13		$
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2019	48		$
2018	38		$
2017	11		$
2016	6		$
2015	1		$
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
(Effective date 04/28/2017)
2019	2		$
INVESCO V.I. GLOBAL REAL ESTATE FUND
2019	3		$
2018	3		$
2017	2		$
2016	3		$
2015	0	*	$
INVESCO V.I. GROWTH & INCOME FUND
2019	44		$
2018	46		$
2017	38		$
2016	6		$
2015	4		$

10.40to $

9.99to $

10.05to $

9.97to $

10.56to $

15.97to $

12.70to $

13.25to $

11.03to $

15.58to $

12.01to $

12.45to $

10.12to $

9.65to $

10.52to $

10.03to $

10.83to $

10.64to $

10.64to $

11.20to $

8.86to $

15.09to $

10.31to $

13.70to $

12.17to $

10.47to $

10.70to $

12.16to $

10.04to $

10.85to $

9.74to $

10.47to $

12.88to $

10.44to $

12.23to $

10.85to $

15.31 to $

10.75	$1,027	2.08%	0.20%	to	1.20%	4.14%	to	5.20%
10.22	$1,052	1.89%	0.20%	to	1.20%	(0.58) %	to	0.42%
10.18	$1,049	1.03%	0.20%	to	1.20%	0.74%	to	1.76%
10.79	$95	1.47%	0.25%	to	1.20%	0.49%	to	1.45%
10.64	$55	1.07%	0.25%	to	0.45%	0.09%	to	0.28%
16.41	$140	0.00%	0.45%	to	1.20%	25.77%	to	26.71%
12.95	$108	7.47%	0.45%	to	1.20%	(4.15) %	to	(3.43)%
13.25	$20	0.00%	1.20%	to	1.20%	20.05%	to	20.05%
11.03	$15	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
29.34	$979	0.01%	0.25%	to	1.20%	29.72%	to	30.95%
22.40	$738	0.09%	0.25%	to	1.20%	(3.50) %	to	(2.57) %
23.00	$408	0.33%	0.25%	to	1.20%	22.96%	to	24.12%
18.53	$176	0.05%	0.25%	to	1.20%	4.91%	to	5.92%
17.49	$154	0.02%	0.25%	to	1.20%	(3.52) %	to	6.25%
10.83	$1,031	1.56%	0.20%	to	1.20%	4.85%	to	5.92%
10.23	$996	1.64%	0.20%	to	1.20%	(0.74) %	to	0.26%
10.20	$582	1.25%	0.20%	to	0.45%	1.76%	to	2.01%
10.75	$87	1.51%	0.25%	to	0.45%	0.78%	to	0.97%
10.64	$59	2.15%	0.25%	to	0.25%	0.55%	to	0.55%
11.20	$132	0.69%	1.20%	to	1.20%	26.43%	to	26.43%
8.86	$117	0.42%	1.20%	to	1.20%	(20.52) %	to	(20.52)%
15.09	$612	0.00%	1.20%	to	1.20%	24.62%	to	24.62%
12.11	$393	0.05%	1.20%	to	1.20%	(11.61) %	to	(11.61)%
11.67	$132	0.67%	1.20%	to	1.20%	12.56%	to	12.56%
10.37	$63	0.05%	1.20%	to	1.20%	16.27%	to	16.26%
10.47	$8	0.00%	1.20%	to	1.20%	(7.21) %	to	(7.21)%
10.70	$16	3.83%	1.20%	to	1.20%	7.95%	to	7.95%
17.88	$47	3.53%	0.25%	to	1.20%	21.19%	to	22.34%
14.61	$39	3.71%	0.25%	to	1.20%	(7.46) %	to	(6.57)%
11.78	$25	2.90%	1.00%	to	1.20%	11.39%	to	11.58%
10.56	$33	0.04%	1.00%	to	1.20%	0.61%	to	0.82%
10.47	$1	3.76%	1.00%	to	1.00%	(2.70) %	to	(2.70)%
12.23	$724	1.56%	0.20%	to	1.20%	23.36%	to	24.61%
9.81	$604	1.83%	0.20%	to	1.20%	(14.63) %	to	(13.77)%
11.38	$616	1.61%	0.20%	to	1.20%	12.68%	to	13.81%
18.38	$110	0.80%	0.25%	to	1.20%	18.00%	to	19.13%
15.43	$63	3.15%	0.25%	to	0.45%	(3.74) %	to	(3.55)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
INVESCO V.I. INTERNATIONAL GROWTH FUND
2019	13		$
2018	13		$
2017	12		$
2016	9		$
2015	7		$
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 10/21/2013)
2019	1		$
2018	1		$
2017	1		$
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2019	15		$
2018	19		$
2017	11		$
2016	4		$
JANUS HENDERSON VIT BALANCED PORTFOLIO
2019	80		$
2018	78		$
2017	245		$
2016	26		$
2015	23		$
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 05/01/2015)
2019	67		$
2018	45		$
2017	12		$
2016	11		$
2015	0	*	$
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
(Effective date 10/21/2013)
2019	50		$
2018	51		$
2017	17		$
2016	14		$
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2019	3		$
2018	3		$
2017	3		$
2016	3		$
2015	3		$
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2019	4		$
2018	4		$
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2019	1		$
2018	1		$

11.58to $

9.14to $

10.91to $

8.99to $

12.65to $

11.41to $

9.14to $

10.92to $

6.84to $

6.69to $

10.29to $

11.92to $

14.12to $

11.68to $

11.78to $

10.09to $

9.79to $

17.57to $

13.15to $

13.40to $

10.67to $

9.64to $

10.76to $

9.97to $

10.22to $

10.01to $

22.89to $

18.27to $

21.79to $

16.85to $

18.27to $

11.29to $

10.00to $

10.53to $

8.58to $

16.60	$195	1.31%	0.25%	to	1.20%	26.72%	to	27.92%
12.97	$154	1.89%	0.25%	to	1.20%	(16.23) %	to	(15.42)%
15.34	$163	1.35%	0.25%	to	1.20%	21.27%	to	22.42%
12.53	$108	1.20%	0.25%	to	1.20%	(1.88) %	to	(0.95)%
12.65	$87	1.51%	0.25%	to	0.25%	(2.86) %	to	(2.86)%
11.41	$11	0.00%	1.20%	to	1.20%	24.82%	to	24.82%
9.14	$9	0.00%	1.20%	to	1.20%	(16.30) %	to	(16.30)%
10.92	$10	0.00%	1.20%	to	1.20%	12.38%	to	12.38%
6.84	$106	0.00%	1.20%	to	1.20%	2.24%	to	2.24%
6.69	$125	0.00%	1.20%	to	1.20%	(34.92) %	to	(34.92)%
10.29	$118	1.09%	1.20%	to	1.20%	(13.68) %	to	(13.68)%
11.98	$43	0.00%	0.45%	to	1.20%	19.19%	to	19.80%
14.42	$1,325	1.65%	0.20%	to	1.20%	20.81%	to	22.03%
11.82	$1,070	1.83%	0.20%	to	1.20%	(0.77) %	to	0.23%
11.79	$3,039	1.41%	0.20%	to	1.20%	16.73%	to	17.90%
14.67	$379	2.02%	0.25%	to	1.20%	3.08%	to	4.07%
14.09	$313	1.17%	0.25%	to	1.20%	(2.13) %	to	0.16%
16.96	$1,182	0.05%	0.20%	to	1.20%	33.54%	to	34.89%
12.57	$591	0.13%	0.20%	to	1.20%	(1.85) %	to	(0.88)%
12.69	$167	0.45%	0.20%	to	1.20%	25.58%	to	26.85%
10.87	$118	0.02%	0.45%	to	1.20%	10.76%	to	11.60%
9.64	$3	0.24%	1.20%	to	1.20%	(3.64) %	to	(3.64)%
12.56	$538	2.83%	0.25%	to	1.20%	7.98%	to	9.01%
10.16	$508	3.35%	0.20%	to	1.20%	(2.48) %	to	(1.46)%
10.32	$180	2.47%	0.20%	to	1.20%	2.13%	to	3.15%
10.01	$145	2.39%	1.20%	to	1.20%	1.00%	to	1.00%
22.89	$68	1.92%	1.40%	to	1.40%	25.25%	to	25.25%
18.27	$54	1.76%	1.40%	to	1.40%	(16.13) %	to	(16.13)%
21.79	$65	1.66%	1.40%	to	1.40%	29.30%	to	29.30%
16.85	$50	4.68%	1.40%	to	1.40%	(7.75) %	to	(7.75)%
18.27	$54	0.60%	1.40%	to	1.40%	(9.86) %	to	(9.86) %
11.29	$46	3.15%	1.20%	to	1.20%	12.90%	to	12.90%
10.00	$42	0.00%	1.20%	to	1.20%	(6.05) %	to	(6.05)%
10.53	$11	0.12%	1.20%	to	1.20%	22.76%	to	22.76%
8.58	$5	0.00%	1.20%	to	1.20%	(14.24) %	to	(14.24)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2019	2		$
2018	2		$
2017	2		$
2016	2		$
2015	2		$
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2019	12		$
2018	8		$
2017	1		$
2016	1		$
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2019	79		$
2018	87		$
2017	57		$
2016	60		$
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2019	9		$
2018	5		$
2017	3		$
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2019	11		$
2018	11		$
2017	1		$
2016	1		$
2015	1		$
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2019	0	*	$
2018	0	*	$
2017	0	*	$
2016	0	*	$
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2019	13		$
2018	15		$
2017	6		$
2016	4		$
2015	2		$
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2019	7		$
2018	4		$
2017	4		$
2016	5		$

17.03to $

13.08to $

12.62to $

9.83to $

10.22to $

14.48to $

11.37to $

12.51to $

10.51to $

20.05to $

14.93to $

14.89to $

10.87to $

12.80to $

10.25to $

10.96to $

14.06to $

11.33to $

20.44to $

17.34to $

15.85to $

13.13to $

10.86to $

13.39to $

9.62to $

8.34to $

7.58to $

8.94to $

8.87to $

5.25to $

10.85to $

9.70to $

10.06to $

9.36to $

17.96	$34	0.00%	0.25%	to	1.20%	30.19%	to	31.44%
13.67	$26	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
13.06	$25	0.00%	0.25%	to	1.20%	28.38%	to	29.59%
10.08	$19	0.00%	0.25%	to	1.20%	(3.77) %	to	(2.85) %
10.38	$20	0.00%	0.25%	to	1.20%	(9.30) %	to	(8.44) %
14.20	$181	0.78%	0.20%	to	1.20%	27.33%	to	28.61%
11.04	$94	1.10%	0.20%	to	1.20%	(9.10) %	to	(8.18)%
12.51	$14	1.30%	1.20%	to	1.20%	19.05%	to	19.05%
10.51	$12	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
19.01	$1,577	0.00%	0.20%	to	1.20%	34.26%	to	35.61%
14.02	$1,311	0.00%	0.20%	to	1.20%	0.30%	to	1.32%
13.84	$850	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
10.94	$656	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
13.14	$114	0.50%	0.20%	to	1.20%	24.85%	to	26.10%
10.42	$53	0.62%	0.20%	to	1.20%	(6.49) %	to	(5.54)%
10.96	$28	0.00%	1.20%	to	1.20%	9.62%	to	9.62%
24.01	$158	0.29%	0.25%	to	1.20%	24.08%	to	25.26%
19.17	$127	0.22%	0.25%	to	1.20%	(7.07) %	to	(6.17) %
20.44	$17	0.35%	0.25%	to	0.25%	17.82%	to	17.82%
17.34	$14	0.49%	0.25%	to	0.25%	9.37%	to	9.37%
15.85	$13	0.32%	0.25%	to	0.25%	(0.84) %	to	(0.84) %
13.13	$6	2.16%	1.40%	to	1.40%	20.88%	to	20.88%
10.86	$5	0.35%	1.40%	to	1.40%	(18.86) %	to	(18.86)%
13.39	$6	0.96%	1.40%	to	1.40%	39.15%	to	39.15%
9.62	$4	0.80%	1.40%	to	1.40%	(3.82) %	to	(3.82)%
5.82	$106	4.31%	0.25%	to	1.20%	10.02%	to	11.07%
5.24	$111	1.83%	0.25%	to	1.20%	(15.23) %	to	(14.41)%
6.12	$49	10.67%	0.25%	to	1.20%	0.83%	to	1.80%
6.01	$33	0.53%	0.25%	to	1.20%	13.49%	to	14.58%
5.25	$10	0.00%	0.25%	to	0.25%	(25.84) %	to	(25.84)%
10.85	$73	1.58%	1.20%	to	1.20%	11.86%	to	11.86%
9.70	$43	2.30%	1.20%	to	1.20%	(3.66) %	to	(3.66)%
10.06	$43	2.07%	1.20%	to	1.20%	7.56%	to	7.56%
9.36	$43	0.80%	1.20%	to	1.20%	(6.43) %	to	(6.43)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
PIMCO VIT LOW DURATION PORTFOLIO
2019	31		$
2018	32		$
2017	29		$
2016	33		$
2015	35		$
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 10/21/2013)
2019	4		$
2018	3		$
PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2019	7		$
2018	5		$
PIMCO VIT TOTAL RETURN PORTFOLIO
2019	63		$
2018	62		$
2017	35		$
2016	40		$
2015	41		$
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2019	4		$
2018	6		$
2017	6		$
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 12/31/2014)
2019	7		$
2018	7		$
PUTNAM VT GLOBAL EQUITY FUND
(Effective date 12/31/2014)
2019	2		$
2018	2		$
2017	0	*	$
PUTNAM VT GROWTH OPPORTUNITIES FUND
(Effective date 12/31/2014)
2019	76		$
2018	56		$
2017	28		$
2016	5		$
PUTNAM VT INCOME FUND
2019	7		$
2018	6		$
2017	5		$
2016	3		$
2015	3		$

10.05to $

9.79to $

10.57to $

9.88to $

10.40to $

10.59to $

9.89to $

10.41to $

10.25to $

10.90to $

10.19to $

10.38to $

10.03to $

10.93to $

13.15to $

10.20to $

11.29to $

12.16to $

10.51to $

12.47to $

9.97to $

11.52to $

17.77to $

13.15to $

13.01to $

10.05to $

11.21to $

10.14to $

10.24to $

9.81to $

9.74 to $

10.48	$334	2.67%	0.20%	to	1.20%	2.68%	to	3.71%
10.11	$339	1.83%	0.20%	to	1.20%	(0.96) %	to	0.04%
10.57	$307	1.24%	0.45%	to	0.45%	0.79%	to	0.79%
10.49	$341	1.37%	0.45%	to	1.20%	0.10%	to	0.85%
10.40	$360	3.27%	0.45%	to	0.45%	(0.23) %	to	(0.23) %
10.59	$42	1.57%	1.20%	to	1.20%	7.04%	to	7.04%
9.89	$31	1.70%	1.20%	to	1.20%	(3.47) %	to	(3.47)%
10.59	$72	2.38%	0.20%	to	1.20%	1.47%	to	2.49%
10.34	$50	1.42%	0.20%	to	1.20%	0.20%	to	1.23%
12.61	$732	2.91%	0.25%	to	1.20%	6.96%	to	7.98%
11.68	$679	2.50%	0.25%	to	1.20%	(1.83) %	to	(0.88) %
11.78	$401	1.79%	0.25%	to	1.20%	3.57%	to	4.55%
11.27	$442	1.94%	0.25%	to	1.20%	1.37%	to	2.32%
11.02	$445	4.42%	0.25%	to	0.45%	(0.11) %	to	0.10%
13.15	$54	2.26%	1.20%	to	1.20%	28.85%	to	28.85%
10.20	$59	0.69%	1.20%	to	1.20%	(9.59) %	to	(9.59)%
11.29	$66	0.00%	1.20%	to	1.20%	12.86%	to	12.86%
12.16	$86	1.42%	1.20%	to	1.20%	15.73%	to	15.73%
10.51	$74	0.00%	1.20%	to	1.20%	(8.37) %	to	(8.37)%
12.47	$29	0.00%	1.20%	to	1.20%	25.09%	to	25.09%
9.97	$24	0.30%	1.20%	to	1.20%	(13.49) %	to	(13.49)%
11.52	$4	0.00%	1.20%	to	1.20%	26.85%	to	26.85%
18.22	$1,362	0.11%	0.20%	to	1.20%	35.11%	to	36.47%
13.15	$738	0.00%	1.20%	to	1.20%	1.15%	to	1.15%
13.01	$366	0.06%	1.20%	to	1.20%	29.35%	to	29.35%
10.05	$48	0.00%	1.20%	to	1.20%	5.24%	to	5.24%
11.32	$81	3.26%	1.00%	to	1.20%	10.57%	to	10.78%
10.21	$58	3.14%	1.00%	to	1.20%	(1.01) %	to	(0.82)%
10.30	$52	3.56%	1.00%	to	1.20%	4.34%	to	4.54%
9.85	$32	4.12%	1.00%	to	1.20%	0.78%	to	0.97%
9.76	$26	0.00%	1.00%	to	1.20%	(2.64) %	to	(2.44)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 05/01/2015)
2019	7		$
2018	7		$
2017	6		$
2016	1		$
PUTNAM VT INTERNATIONAL GROWTH FUND
2019	1		$
2018	1		$
2017	1		$
2016	13		$
2015	1		$
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 04/22/2016)
2019	1		$
2018	1		$
PUTNAM VT MORTGAGE SECURITIES FUND
(Effective date 10/21/2013)
2019	8		$
2018	8		$
2017	2		$
PUTNAM VT MULTI-CAP CORE FUND
(Effective date 05/01/2015)
2019	6		$
2018	6		$
2017	4		$
2016	4		$
2015	2		$
PUTNAM VT RESEARCH FUND
(Effective date 12/31/2014)
2019	0	*	$
PUTNAM VT SMALL CAP GROWTH FUND
2019	2		$
2018	2		$
2017	1		$
2016	0	*	$
2015	0	*	$
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 05/01/2015)
2019	12		$
2018	12		$
2017	8		$
2016	21		$
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
2019	222		$
2018	213		$
2017	84		$
2016	30		$
2015	12		$

10.75to $

8.69to $

10.88to $

8.69to $

11.68to $

9.46to $

11.77to $

8.83to $

9.57to $

11.82to $

9.95to $

10.77to $

9.63to $

9.84to $

14.93to $

11.48to $

12.58to $

10.36to $

9.36to $

15.34to $

12.92to $

9.51to $

11.17to $

10.48to $

9.18to $

11.91to $

9.70to $

12.27to $

11.83to $

17.02to $

13.29to $

13.24to $

9.86to $

12.26 to $

12.74	$75	1.24%	0.20%	to	1.20%	23.66%	to	24.90%
10.20	$64	1.45%	0.20%	to	1.20%	(20.09) %	to	(19.27)%
11.09	$62	0.21%	0.45%	to	1.20%	25.09%	to	26.01%
8.69	$5	0.00%	1.20%	to	1.20%	(3.61) %	to	(3.61)%
11.68	$10	0.00%	1.20%	to	1.20%	23.44%	to	23.44%
9.46	$8	0.00%	1.20%	to	1.20%	(19.62) %	to	(19.62)%
11.77	$10	2.12%	1.20%	to	1.20%	33.43%	to	33.43%
11.93	$157	0.04%	0.45%	to	1.20%	(7.82) %	to	(7.13)%
9.57	$8	0.00%	1.20%	to	1.20%	(0.08) %	to	(0.08)%
11.82	$7	2.63%	1.20%	to	1.20%	18.79%	to	18.79%
9.95	$6	2.05%	1.20%	to	1.20%	(18.61) %	to	(18.61)%
10.77	$85	2.17%	1.20%	to	1.20%	11.86%	to	11.86%
9.63	$76	2.88%	1.20%	to	1.20%	(2.09) %	to	(2.09)%
9.84	$16	0.00%	1.20%	to	1.20%	0.75%	to	0.75%
14.93	$87	1.10%	1.20%	to	1.20%	30.06%	to	30.06%
11.48	$68	1.04%	1.20%	to	1.20%	(8.74) %	to	(8.74)%
12.58	$52	1.07%	1.20%	to	1.20%	21.39%	to	21.39%
10.36	$43	0.99%	1.20%	to	1.20%	10.72%	to	10.72%
9.36	$18	0.00%	1.20%	to	1.20%	(6.42) %	to	(6.42)%
15.34	$6	0.00%	1.20%	to	1.20%	31.66%	to	31.66%
12.92	$22	0.00%	1.20%	to	1.20%	35.81%	to	35.81%
9.51	$16	0.00%	1.20%	to	1.20%	(14.88) %	to	(14.88)%
11.17	$15	0.11%	1.20%	to	1.20%	6.64%	to	6.64%
10.48	$1	0.83%	1.20%	to	1.20%	14.15%	to	14.15%
9.18	$1	0.00%	1.20%	to	1.20%	(8.22) %	to	(8.22)%
11.91	$142	0.64%	1.20%	to	1.20%	22.76%	to	22.76%
9.70	$112	0.40%	1.20%	to	1.20%	(20.89) %	to	(20.89)%
12.27	$97	1.05%	1.20%	to	1.20%	6.59%	to	6.59%
11.83	$249	0.00%	0.45%	to	0.45%	26.93%	to	26.93%
17.78	$3,943	0.00%	0.20%	to	1.20%	28.03%	to	29.32%
13.75	$2,964	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
13.56	$1,229	0.00%	0.20%	to	1.20%	34.20%	to	35.55%
12.45	$331	0.00%	0.25%	to	1.20%	(0.65) %	to	0.28%
12.41	$149	0.00%	0.25%	to	1.00%	9.70%	to	10.53%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment Income	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Ratio	(lowest to highest)	Total Return
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2019	71	$
2018	60	$
2017	29	$
2016	12	$
2015	5	$
VAN ECK VIP GLOBAL HARD ASSETS FUND
2019	30	$
2018	33	$
2017	20	$
2016	4	$
2015	1	$

* The Investment Division has units that round to less than 1,000 units.

15.26to $

12.01to $

12.05to $

9.58to $

15.57to $

7.62to $

6.91to $

9.78to $

10.09to $

5.09to $

16.42	$1,147	0.00%	0.20%	to	1.20%	27.10%
12.79	$778	0.00%	0.20%	to	1.20%	(0.36) %
12.71	$400	0.00%	0.20%	to	1.20%	25.79%
23.92	$155	0.00%	0.25%	to	1.20%	(4.20) %
26.86	$128	0.00%	0.25%	to	1.00%	11.36%
5.44	$226	0.00%	1.20%	to	1.20%	10.23%
4.94	$225	0.00%	1.20%	to	1.20%	(29.29) %
6.98	$190	0.00%	1.20%	to	1.20%	(3.13) %
7.21	$36	0.11%	1.20%	to	1.20%	41.70%
5.09	$7	0.00%	1.20%	to	1.20%	(34.42) %
to	28.38%
to	0.65%
to	27.05%
to	(10.94) %
to	12.19%
to	10.21%
to	(29.28)%
to	(3.14)%
to	41.70%
to	(34.42)%

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (the "Series Account") as of December 31, 2019, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2019, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on the Series Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 3, 2020

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets	Statement of	Statements of changes in net assets
	and liabilities	operations

ALGER CAPITAL	December 31, 2019	For the year ended	For each of the two years in the period
APPRECIATION PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER LARGE CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER MID CAP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

ALPS ALERIAN ENERGY		For the year ended	For each of the two years in the period
INFRASTRUCTURE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

ALPS RED ROCKS LISTED		For the year ended	For each of the two years in the period
PRIVATE EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

AMERICAN CENTURY
INVESTMENTS VP	December 31, 2019	For the year ended	For each of the two years in the period
INFLATION PROTECTION		December 31, 2019	ended December 31, 2019

FUND
AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP MID CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
VALUE FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

AMERICAN FUNDS IS BLUE		For the period January	For the period January 22, 2019 to
CHIP INCOME AND	December 31, 2019	22, 2019 to December	December 31, 2019
GROWTH FUND		31, 2019
AMERICAN FUNDS IS		For the year ended	For each of the two years in the period
GLOBAL GROWTH AND	December 31, 2019
		December 31, 2019	ended December 31, 2019
INCOME FUND

AMERICAN FUNDS IS		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period May 15, 2018 to
GROWTH FUND		December 31, 2019
December 31, 2018

AMERICAN FUNDS IS		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period June 25, 2018 to
GROWTH-INCOME FUND		December 31, 2019
December 31, 2018

AMERICAN FUNDS IS	December 31, 2019	For the year ended	For each of the two years in the period
INTERNATIONAL FUND		December 31, 2019	ended December 31, 2019

AMERICAN FUNDS IS NEW	December 31, 2019	For the year ended	For each of the two years in the period
WORLD FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

BLACKROCK GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
ALLOCATION VI FUND		December 31, 2019	ended December 31, 2019

BLACKROCK HIGH YIELD VI	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019
BNY MELLON IP		For the year ended	For each of the two years in the period
TECHNOLOGY GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

BNY MELLON		For the year ended	For each of the two years in the period
SUSTAINABLE U.S. EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO, INC.

BNY MELLON VIF GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
AND INCOME PORTFOLIO		December 31, 2019	ended December 31, 2019
CLEARBRIDGE VARIABLE		For the year ended	For each of the two years in the period
LARGE CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

CLEARBRIDGE VARIABLE		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period March 9, 2018 to
MID CAP PORTFOLIO		December 31, 2019
December 31, 2018

CLEARBRIDGE VARIABLE		For the year ended	For each of the two years in the period
SMALL CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

COLUMBIA VARIABLE
PORTFOLIO - SELIGMAN	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL TECHNOLOGY		December 31, 2019	ended December 31, 2019

FUND
COLUMBIA VARIABLE		For the year ended	For the year ended December 31, 2019
PORTFOLIO - STRATEGIC	December 31, 2019		and for the period June 25, 2018 to
December 31, 2019
INCOME FUND			December 31, 2018

DELAWARE VIP EMERGING	December 31, 2019	For the year ended	For each of the two years in the period
MARKETS SERIES		December 31, 2019	ended December 31, 2019

DELAWARE VIP		For the year ended	For each of the two years in the period
INTERNATIONAL VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
EQUITY SERIES

DELAWARE VIP REIT	December 31, 2019	For the year ended	For each of the two years in the period
SERIES		December 31, 2019	ended December 31, 2019

DELAWARE VIP SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE SERIES		December 31, 2019	ended December 31, 2019
DIMENSIONAL VA		For the year ended	For the year ended December 31, 2019
INTERNATIONAL SMALL	December 31, 2019		and for the period April 10, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

DIMENSIONAL VA		For the year ended	For the year ended December 31, 2019
INTERNATIONAL VALUE	December 31, 2019		and for the period April 10, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

DIMENSIONAL VA US		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period April 10, 2018 to
LARGE VALUE PORTFOLIO		December 31, 2019
December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

DIMENSIONAL VA US		For the year ended	For the year ended December 31, 2019
TARGETED VALUE	December 31, 2019		and for the period April 24, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

DWS CAPITAL GROWTH VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

EATON VANCE VT		For the year ended	For each of the two years in the period
FLOATING-RATE INCOME	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

FEDERATED HIGH INCOME	December 31, 2019	For the year ended	For each of the two years in the period
BOND FUND II		December 31, 2019	ended December 31, 2019

FIDELITY VIP ASSET	December 31, 2019	For the year ended	For each of the two years in the period
MANAGER PORTFOLIO		December 31, 2019	ended December 31, 2019

FIDELITY VIP BALANCED	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

FIDELITY VIP CONTRAFUND	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
FIDELITY VIP		For the year ended	For each of the two years in the period
GOVERNMENT MONEY	December 31, 2019
		December 31, 2019	ended December 31, 2019
MARKET PORTFOLIO

FIDELITY VIP GROWTH		For the year ended	For each of the two years in the period
OPPORTUNITIES	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

FIDELITY VIP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

FIDELITY VIP HIGH INCOME	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
FIDELITY VIP INDEX 500	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

FIDELITY VIP		For the year ended	For each of the two years in the period
INTERNATIONAL CAPITAL	December 31, 2019
		December 31, 2019	ended December 31, 2019
APPRECIATION PORTFOLIO

FIDELITY VIP INVESTMENT	December 31, 2019	For the year ended	For each of the two years in the period
GRADE BOND PORTFOLIO		December 31, 2019	ended December 31, 2019
FIDELITY VIP OVERSEAS	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

FIRST TRUST/DOW JONES		For the year ended	For each of the two years in the period
DIVIDEND & INCOME	December 31, 2019
		December 31, 2019	ended December 31, 2019
ALLOCATION PORTFOLIO

FRANKLIN INCOME VIP	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

GOLDMAN SACHS VIT		For the year ended	For each of the two years in the period
MULTI-STRATEGY	December 31, 2019
		December 31, 2019	ended December 31, 2019
ALTERNATIVES PORTFOLIO

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GOLDMAN SACHS VIT US	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY INSIGHTS FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST AGGRESSIVE	December 31, 2019	For the year ended	For each of the two years in the period
PROFILE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST ARIEL MID	December 31, 2019	For the year ended	For each of the two years in the period
CAP VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST BOND INDEX	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST		For the year ended	For each of the two years in the period
CONSERVATIVE PROFILE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND CLASS L

GREAT-WEST		For the year ended	For each of the two years in the period
CONSERVATIVE PROFILE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND INVESTOR CLASS

GREAT-WEST CORE BOND	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST EMERGING		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period November 14, 2018 to
MARKETS EQUITY FUND		December 31, 2019
December 31, 2018

GREAT-WEST GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST		For the year ended	For each of the two years in the period
GOVERNMENT MONEY	December 31, 2019
		December 31, 2019	ended December 31, 2019
MARKET FUND

GREAT-WEST HIGH YIELD	December 31, 2019	For the year ended	For each of the two years in the period
BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST INFLATION-		For the year ended	For the year ended December 31, 2019
PROTECTED SECURITIES	December 31, 2019		and for the period November 7, 2018 to
December 31, 2019
FUND			December 31, 2018

GREAT-WEST		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST		For the year ended	For each of the two years in the period
INTERNATIONAL INDEX	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST		For the year ended	For each of the two years in the period
INTERNATIONAL VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST INVESCO	December 31, 2019	For the year ended	For each of the two years in the period
SMALL CAP VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LARGE CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LARGE CAP		For the period	For the period October 28, 2019 to
	December 31, 2019	October 28, 2019 to
VALUE FUND			December 31, 2019
December 31, 2019

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2020 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2025 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2030 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2035 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2040 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LOOMIS		For the year ended	For each of the two years in the period
SAYLES SMALL CAP VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST MODERATE	December 31, 2019	For the year ended	For each of the two years in the period
PROFILE FUND CLASS L		December 31, 2019	ended December 31, 2019

GREAT-WEST MODERATE		For the year ended	For each of the two years in the period
PROFILE FUND INVESTOR	December 31, 2019
		December 31, 2019	ended December 31, 2019
CLASS

GREAT-WEST		For the year ended	For each of the two years in the period
MODERATELY AGGRESSIVE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PROFILE FUND

GREAT-WEST
MODERATELY	December 31, 2019	For the year ended	For each of the two years in the period
CONSERVATIVE PROFILE		December 31, 2019	ended December 31, 2019

FUND CLASS L
GREAT-WEST
MODERATELY	December 31, 2019	For the year ended	For each of the two years in the period
CONSERVATIVE PROFILE		December 31, 2019	ended December 31, 2019

FUND INVESTOR CLASS
GREAT-WEST MULTI-	December 31, 2019	For the year ended	For each of the two years in the period
SECTOR BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LARGE CAP		For the period January	For the period January 1, 2019 to
	N/A	1, 2019 to October	October 28, 2019 and for the year ended
VALUE FUND
		28, 2019	December 31, 2018

GREAT-WEST REAL ESTATE	December 31, 2019	For the year ended	For each of the two years in the period
INDEX FUND		December 31, 2019	ended December 31, 2019
GREAT-WEST S&P 500®	December 31, 2019	For the year ended	For each of the two years in the period
INDEX FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST S&P MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
400® INDEX FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST S&P SMALL	December 31, 2019	For the year ended	For each of the two years in the period
CAP 600® INDEX FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST		For the year ended	For each of the two years in the period
SECUREFOUNDATION®	December 31, 2019
		December 31, 2019	ended December 31, 2019
BALANCED FUND

GREAT-WEST SHORT	December 31, 2019	For the year ended	For each of the two years in the period
DURATION BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST T. ROWE		For the year ended	For each of the two years in the period
PRICE MID CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST U.S.		For the year ended	For each of the two years in the period
GOVERNMENT SECURITIES	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO OPPENHEIMER V.I.		For the year ended	For the year ended December 31, 2019
INTERNATIONAL GROWTH	December 31, 2019		and for the period January 10, 2018 to
December 31, 2019
FUND			December 31, 2018

INVESCO OPPENHEIMER V.I.		For the year ended	For each of the two years in the period
MAIN STREET SMALL CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO OPPENHEIMER V.I.	December 31, 2019	For the period January	For the period January 9, 2019 to
TOTAL RETURN BOND		9, 2019 to December	December 31, 2019
FUND		31, 2019

INVESCO V.I. GLOBAL REAL	December 31, 2019	For the year ended	For each of the two years in the period
ESTATE FUND		December 31, 2019	ended December 31, 2019
INVESCO V.I. GROWTH &	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I.		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO V.I. SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY FUND		December 31, 2019	ended December 31, 2019

IVY VIP ENERGY FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

JANUS HENDERSON VIT	December 31, 2019	For the year ended	For each of the two years in the period
BALANCED PORTFOLIO		December 31, 2019	ended December 31, 2019

JANUS HENDERSON VIT	December 31, 2019	For the year ended	For each of the two years in the period
ENTERPRISE PORTFOLIO		December 31, 2019	ended December 31, 2019

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
FLEXIBLE BOND	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

JANUS HENDERSON VIT	December 31, 2019	For the year ended	For each of the two years in the period
OVERSEAS PORTFOLIO		December 31, 2019	ended December 31, 2019

JPMORGAN INSURANCE		For the year ended	For the year ended December 31, 2019
TRUST INCOME BUILDER	December 31, 2019		and for the period February 13, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

JPMORGAN INSURANCE		For the year ended	For the year ended December 31, 2019
TRUST SMALL CAP CORE	December 31, 2019		and for the period August 1, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

LORD ABBETT SERIES		For the year ended	For each of the two years in the period
DEVELOPING GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

MFS VIT II BLENDED		For the year ended	For each of the two years in the period
RESEARCH CORE EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

MFS VIT II INTERNATIONAL	N/A	For the period June 6,	For the period June 6, 2019 to June 20,
GROWTH PORTFOLIO		2019 to June 20, 2019	2019

MFS VIT II TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

MFS VIT III BLENDED		For the year ended	For each of the two years in the period
RESEARCH SMALL CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
EQUITY PORTFOLIO

NEUBERGER BERMAN AMT		For the year ended	For each of the two years in the period
SUSTAINABLE EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

NVIT EMERGING MARKETS	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

PIMCO VIT COMMODITY		For the year ended	For each of the two years in the period
REALRETURN STRATEGY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

PIMCO VIT LONG TERM US	December 31, 2019	For the year ended	For each of the two years in the period
GOVERNMENT PORTFOLIO		December 31, 2019	ended December 31, 2019

PIMCO VIT LOW DURATION	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
PIMCO VIT REAL RETURN		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period August 6, 2018 to
PORTFOLIO		December 31, 2019
December 31, 2018

PIMCO VIT SHORT TERM		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period April 20, 2018 to
PORTFOLIO		December 31, 2019
December 31, 2018

PIMCO VIT TOTAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PUTNAM VT EQUITY	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT GLOBAL ASSET		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period November 26, 2018 to
ALLOCATION FUND		December 31, 2019	December 31, 2018

PUTNAM VT GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
OPPORTUNITIES FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT INCOME FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PUTNAM VT		For the year ended	For each of the two years in the period
INTERNATIONAL EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

PUTNAM VT		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

PUTNAM VT		For the year ended	For the year ended December 31, 2019
INTERNATIONAL VALUE	December 31, 2019		and for the period March 8, 2018 to
December 31, 2019
FUND			December 31, 2018

PUTNAM VT MORTGAGE	December 31, 2019	For the year ended	For each of the two years in the period
SECURITIES FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT MULTI-CAP	December 31, 2019	For the year ended	For each of the two years in the period
CORE FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT RESEARCH		For the period June 3,	For the period June 3, 2019 to December
	December 31, 2019	2019 to December 31,
FUND		2019	31, 2019

PUTNAM VT SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE FUND		December 31, 2019	ended December 31, 2019

T. ROWE PRICE BLUE CHIP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

T. ROWE PRICE HEALTH	December 31, 2019	For the year ended	For each of the two years in the period
SCIENCES PORTFOLIO		December 31, 2019	ended December 31, 2019

VAN ECK VIP GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
HARD ASSETS FUND		December 31, 2019	ended December 31, 2019

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York (“Great-West” or the “Depositor”) as of December 31, 2019 and 2018, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (is incorporated by reference to exhibits filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-4 filed on April 29, 1997 (File No. 33-32199).
	(2)	Not applicable.
	(3)	(a)	Underwriting Agreement between Depositor and GWFS Equities, Inc. dated December 1, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
		(b)	Amendment to Underwriting Agreement dated January 21, 2013, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 filed on March 1, 2013 (File No. 333-177070).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
		(b)	Form of Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
		(c)	Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on June 5, 2017 (File No. 333-212091).
		(d)	Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-212091).
		(e)	Form of amendment to Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to Registration Statement on Form N-4 filed on February 20, 2018 (File No. 333-212091).
		(f)	Form of Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
		(g)	Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on June 5, 2017 (File No. 333-212091).
		(h)	Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-212091).

	(i)	Form of amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on February 20, 2018 (File No. 333-212091).
	(j)	Form of Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
	(k)	Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on June 5, 2017 (File No. 333-212091).
	(l)	Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-212091).
	(m)	Form of amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on February 20, 2018 (File No. 333-212091).
	(n)	Form of Roth IRA Endorsement is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(o)	Form of Return of Premium Death Benefit Endorsement is incorporated by reference to Registrant’s Initial Registrtaion Statement on Form N-4 filed June 17, 2016 (File No. 333-212091).
	(p)	Form of amended Return of Premium Death Benefit Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-212091).
	(q)	Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on June 5, 2017 (File No. 333-212091).
	(r)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-212091).
	(s)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-212091).
	(t)	Form of Pre-Selected Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to Registration Statement on Form N-4 filed on February 20, 2018 (File No. 333-212091).
(5)	Form of variable annuity contract application is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
(6)	(a)	The Restated Charter of Depositor is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
	(b)	Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(7)	Not Applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289);

(b)	Amendment to Participation Agreement with AIM Variable Insurance Fund dated April 30, 2004, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(c)	Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(d)	Amendment to Participation Agreement with ALPS Variable Trust dated March 8, 2016, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
(e)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(f)	Amendment to Participation Agreement with American Century Variable Portfolios dated February 9, 1999, is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).
(g)	Amendment to Participation Agreement with American Century Variable Portfolios dated February 27, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(h)	Amendment to Participation Agreement with American Century Variable Portfolios dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(i)	Amendment to Fund Participation Agreement with American Century Variable Portfolios, Inc. dated December 1, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(j)	Fund Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(k)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated September 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(l)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28, 2013, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(m)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(n)	Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(o)	Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4, filed April 16, 2010 (File No.333-52956).
(p)	Amendment to Participation Agreement with Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc. dated April 29, 2011 is incorporated by reference to Post- Effective Amendment No. 36 to Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(q)	Participation Agreement with Delaware VIP Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
(r)	Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to Registration Statement, filed on April 29, 2005 (File No. 333-25289).
(s)	Amendment to Participation Agreement with Delaware VIP Trust dated January 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(t)	Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(u)	Participation Agreement with DFA Investment Dimensions Group Inc. dated April 9, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to Registration Statement on Form N-4, filed on September 15, 2017 (File No. 333-212091).
(v)	Fund Participation Agreement with Eaton Vance Variable Trust dated April 28, 2016, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-212091).
(w)	Amended and Restated Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated October 26, 2006 is incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement filed on Form N-6 on April 30, 2007 (File No. 333-70963).
(x)	Amendment to Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated May 16, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 filed on November 1, 2007 (File No. 333-145333).
(y)	Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated August 29, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement filed on Form N-6 filed on November 1, 2007 (File No. 333-145333).
(z)	Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated October 1, 2009 is incorporated by reference to Post- Effective Amendment No. 36 to Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(aa)	Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated September 1, 2013 is incorporated by reference to Post- Effective Amendment No. 36 to Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(bb)	Amendment to Amended and Restated Participation Agreement among Great-West, Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III, Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation dated April 28, 2017 is incorporated by reference to Post- Effective Amendment No. 36 to Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(cc)	Participation Agreement with First Trust Variable Insurance Trust dated March 21, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212091).
(dd)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(ee)	Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust dated December 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(ff)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated May 1, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(gg)	Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated April 11, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(hh)	Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(ii)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) dated July 7, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(jj)	Amendment to Participation Agreement with Janus Aspen Series dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(kk)	Amendment to Participation Agreement with Janus Aspen Series dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(ll)	Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(mm)	Fund Participation Agreement with JPMorgan Insurance Trust dated April 24, 2009, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(nn)	Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust dated May 20, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(oo)	Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated May 1, 2009 and Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated April 1, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212091).
(pp)	Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820).
(qq)	Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

	(rr)	Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 19, 2011 (File No. 333-176926).
	(ss)	Participation Agreement with PIMCO Variable Insurance Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
	(tt)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to Registration Statement, filed on April 29, 2005 (File No. 333-25289).
	(uu)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
	(vv)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated October 31, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
	(ww)	Participation Agreement with Putnam Variable Trust dated March 31, 2010 and Amendment to Participation Agreement with Putnam Variable Trust dated October 5, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on December 19, 2011 (File No. 333-176926).
	(xx)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(yy)	Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(zz)	Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(aaa)	Participation Agreement with Van Eck Worldwide Insurance Trust dated July 8, 1997, is incorporated by reference to Post- Effective Amendment No. 1 to Registration Statement on Form N-4 filed on April 21, 2009 (File No. 333-147743).
	(bbb)	Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
	(ccc)	Amendment to Fund Participation Agreement with Van Eck VIP Trust (formerly known as Van Eck Worldwide Insurance Trust) dated December 28, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(ddd)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement filed on Form N-4, filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on December 22, 2016 (File No. 333-212091).
(10)	(a)	Written Consent of Carlton Fields, P.A., is filed herewith.

(b) Written Consent of independent registered public accounting firm is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr. and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais, Jr.	(3)	Director
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(1)	President and Chief Executive Officer
J.F. Bevacqua	(1)	Chief Risk Officer
E.P. Friesen	(1)	Chief Investment Officer, General Account
D.G. Peterson	(1)	Chief Information Security Officer
K.I. Schindler	(2)	Chief Compliance Officer
R.G. Schultz	(2)	General Counsel, Chief Legal Officer, and Secretary
J.D. Kreider	(1)	Senior Vice President and Head of Great-West Investments
W.J. McDermott	(1)	Senior Vice President, Empower Large/Mega/Not-for-Profit
D.G. McLeod	(1)	Senior Vice President, Products
D.A. Morrison	(1)	Senior Vice President, Government Markets
J.M. Smolen	(1)	Senior Vice President, Empower Core Market
C.E. Waddell	(1)	Senior Vice President, Retirement Solutions
M.B. Harger	(1)	Vice President, Empower Client Services
T.E. Homenuik	(1)	Vice President and Corporate Actuary
J. Nyhouse	(1)	Vice President, Internal Audit
K.S. Roe	(1)	Vice President, Treasurer and Principal Accounting Officer
F. Peurye	(1)	Vice President, Taxation
R.L. Logsdon	(2)	Associate General Counsel & Associate Secretary
B.R. Hudson	(2)	Senior Counsel and Assistant Secretary
D.C. Larsen	(2)	Senior Counsel and Assistant Secretary

Name	Principal Business Address	Positions and Offices with Depositor
K.S. Noble	(2)	Secretary, Audit Committee
(1)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2019
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2019
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
61.81% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2019 377,614,607 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 866,162,327.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 61.81% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC

100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.

100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG

100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited

100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.

100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation

14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex

90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital

100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital

6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS
Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC

100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC

100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.

21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)

H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 1, 2020, there were 4 Owners of Qualified Contracts and 51 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:
	(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).
	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
	(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).
	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.
(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
	(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.
	(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.
	(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.
	(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
		(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.
	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.
(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.
(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.
(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.
Section 723. Payment of indemnification other than by court award.
(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.
(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:
	(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,
	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
		(A)	By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or
		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.
Section 724. Indemnification of directors and officers by a court.
(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:
	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
	(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.
(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.
Section 725. Other provisions affecting indemnification of directors and officers.
(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.
(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or
(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.
(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.
(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.
(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.
(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).
Section 726. Insurance for indemnification of directors and officers.
(a)    Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
	(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.
(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
	(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or
	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.
(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.
Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	The Depositor, Great-West Life & Annuity Insurance Company of New York, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 24th day of April, 2020.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 24, 2020
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	April 24, 2020
Andra S. Bolotin
/s/ Kara S. Roe	Principal Accounting Officer and Treasurer	April 24, 2020
Kara S. Roe
Director
Marcia D. Alazraki
/s/ John L. Bernbach	Director	April 24, 2020
John L. Bernbach*
/s/ André R. Desmarais	Director	April 24, 2020
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 24, 2020
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	April 24, 2020
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	April 24, 2020
T. Timothy Ryan, Jr.*
Director
Jerome J. Selitto

Signature		Title	Date
/s/ Brian E. Walsh		Director	April 24, 2020
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 24, 2020
Ryan L. Logsdon